                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-9555
                                    --------------

                         Commonfund Institutional Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 15 Old Danbury Road, Wilton, CT          06897
--------------------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


              Verne Sedlacek, President and Chief Executive Officer
                      15 Old Danbury Road, Wilton, CT 06897
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 563-5000
                                                     -------------------

Date of fiscal year end:   04/30/2004
                           -------------------

Date of reporting period:  10/31/2003
                           -------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

  (Semi-Annual Report for the period 5/1/03 through 10/31/03 is filed herewith)

COMMONFUND INSTITUTIONAL FUNDS
SEMI-ANNUAL REPORT OCTOBER 31, 2003


[COMMONFUND LOGO]


ORGANIZATIONS CHANGE, MISSIONS DON'T.

[GRAPHIC]

Letter to Shareholders
COMMONFUND INSTITUTIONAL FUNDS


December 3, 2003

SUBJECT: COMMONFUND INSTITUTIONAL FUNDS - SEMI ANNUAL REPORT

Dear Investor:

I'm happy to enclose Commonfund Institutional Funds Semi Annual Report for the period ending October 31, 2003.

These funds continue to underscore Commonfund's commitment to serving the investment needs of nonprofit organizations such as your own.

A commitment which now enters its 34th year.

Thank you for your support.

Sincerely,


/s/ Verne O. Sedlacek

Verne O. Sedlacek
President and Chief Executive Officer

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TABLE OF CONTENTS

MANAGEMENT REVIEW                                              5

SCHEDULE OF INVESTMENTS
     CIF Core Equity Fund                                     11
     CIF Small Cap Fund                                       14
     CIF International Equity Fund                            19
     CIF Core Plus Bond Fund                                  23
     CIF Inflation-Indexed Bond Fund                          29
     CIF Short Duration Fund                                  30

STATEMENTS OF ASSETS AND LIABILITIES                          34

STATEMENTS OF OPERATIONS                                      36

STATEMENTS OF CHANGES IN NET ASSETS                           38

FINANCIAL HIGHLIGHTS                                          42

NOTES TO FINANCIAL STATEMENTS                                 46

DIRECTORS AND OFFICERS                                        50

INVESTMENT MANAGERS LIST                                      52

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

CIF CORE EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Artisan Partners, L.P.
              John A. Levin & Co., Inc.
              Marsico Capital Management LLC
              Martingale Asset Management, L.P.

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of common stocks of large and medium capitalization U.S. companies.

FUND STRATEGY
The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the fund. The fund is designed to add value over its benchmark primarily through stocks selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The fund seeks to achieve its investment objective by taking advantage of the stock selection expertise, primarily within the large cap sector, of its Sub-Advisers. The fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks using quantitative and bottom-up fundamental analysis. The Investment Manager actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The fund may use derivative instruments for both hedging and non-hedging purposes.

ANALYSIS
For the six-month period ending October 31, 2003, the CIF Core Equity Fund returned 17.94 percent, outperforming the S&P 500 index return of 15.62 percent by 232 basis points. The strong market return during this timeframe reflected renewed optimism regarding corporate profitability and economic growth. Many of the fallen growth stocks of the late 1990's have experienced strong gain and have led the market from a performance standpoint, despite weak operating fundamentals. The market advance has been led by small and mid capitalization stocks, as they have outperformed their large cap counterparts by wide margins. Fund level positioning has largely led to the strong absolute and relative performance over this timeframe. The portfolio has benefited from a bias toward mid cap oriented stocks, which returned over 29 percent. Additionally, strong relative performance from the fund's consumer discretionary (+25.27 percent), and information technology (32.58 percent) holdings led to the outperformance relative to the index.

TOTAL RETURN (AS OF 10/31/03)

                                                   FISCAL YEAR TO DATE    ONE-YEAR            SINCE INCEPTION (1/2/01)
----------------------------------------------------------------------   -----------------   ---------------------------
CIF Core Equity Fund                                            17.94%     22.92%              -4.15%
----------------------------------------------------------------------   -----------------   ---------------------------
S&P 500 Composite Index                                         15.62%     20.80%              -6.29%
----------------------------------------------------------------------   -----------------   ---------------------------

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

  Growth of a $10,000 Investment in CIF Core Equity Fund (since inception), and the S&P 500 Composite Index

                CIF CORE EQUITY FUND         S&P 500 Composite Index
  1/2/2001                  $ 10,000                        $ 10,000
 4/30/2001                  $  9,591                        $  9,500
10/31/2001                  $  8,280                        $  8,115
 4/30/2002                  $  8,812                        $  8,302
10/31/2002                  $  7,217                        $  6,890
 4/30/2003                  $  7,520                        $  7,195
10/31/2003                  $  8,869                        $  8,320

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SMALL CAP FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Artisan Partners, L.P.
              Chartwell Investment Partners, L.P.
              Martingale Asset Management, L.P.
              TCW Asset Management Company

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of common stocks of smaller capitalization U.S. companies.

FUND STRATEGY
The CIF Small Cap Fund invests primarily in equity securities of small U.S. companies. Generally, these companies will have market capitalizations in the range of the companies in the Russell 2000 Index, which is the benchmark index for the fund. The fund hires Sub-Advisers whose approaches to stock selection are complementary and are designed to add long-term value over the benchmark index. Short-term volatility may be greater than that of the benchmark index.

The fund seeks to achieve its investment objective by taking advantage of inefficiencies that are persistent within the small cap sector of the market. The fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks using quantitative and bottom-up fundamental analysis. The Investment Manger actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The fund may use derivative instruments for both hedging and non-hedging purposes.

ANALYSIS
Since the CIF Small Cap Fund's inception on September 2, 2003 through October 31, 2003, the fund has returned 5.70 percent. This compares to an index return of 6.40 percent for the same time frame. During this period, the fund lost relative performance from the lower end of the capitalization spectrum. As has been persistent through the market rally dating back to March, the smaller cap companies, and typically those with negative or no earnings, have held a performance advantage in comparison to the "larger" small cap companies. This time period was no different, as stocks under $500 million in market capitalization returned roughly 300 basis points over all other stocks in the index. The fund was largely underweight this market cap segment during this time period, resulting in relative underperformance. Typical with most market rallies, a small cash position in the portfolio was a drag on performance as well.

TOTAL RETURN (AS OF 10/31/03)

                                                                          SINCE INCEPTION (9/2/03)
----------------------------------------------------------------------   ---------------------------
CIF Small Cap Fund                                                         5.70%
----------------------------------------------------------------------   ---------------------------
Russell 2000 Index                                                         6.40%
----------------------------------------------------------------------   ---------------------------

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Small Cap Fund (since inception), and the
                               Russell 2000 Index

                 CIF SMALL CAP FUND     RUSSELL 2000 INDEX
  9/2/2003                 $ 10,000               $ 10,000
 9/30/2003                 $  9,680               $  9,815
10/31/2003                 $ 10,570               $ 10,640

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INTERNATIONAL EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Capital Guardian Trust Company
              Causeway Capital Management, LLC
              Mastholm Asset Management, LLC
              Philadelphia International Advisors
              William Blair & Company, LLC
              TT International Investment Management

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of equity securities of non-U.S. issuers.

FUND STRATEGY
The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The fund generally invests in equity securities of non-U.S. issuers represented in the MSCI World Ex-US Net Index, which is the benchmark index for the fund. The fund may also invest up to 10% of its assets in equity securities of issuers located in emerging markets. The fund may use derivative instruments for both hedging and non-hedging purposes. The fund seeks to achieve its investment objective by taking advantage of the stock selection expertise and distinct investment strategies of its Sub-Advisers. The fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks utilizing bottom-up fundamental analysis. The Investment Manager actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The fund may invest up to 10% of it's assets in a passively managed international equity index strategy.

ANALYSIS
For the six-month period ending October 31, 2003, the fund returned 24.34 percent versus the index return of 24.93 percent. This strong period of performance for the fund was driven in part by overweight positions in the surging semiconductor industry such as Tokyo Electron, and by an underweight position and solid stock selection in the Energy sector. An overweight in Telecomm Services and stock selection within the bank industry detracted from performance. Regionally, the fund benefited from strong stock picking in the United Kingdom and Switzerland, while an underweight position and weak stock selection in the rallying Japan market hurt the fund on a relative basis.

TOTAL RETURN (AS OF 10/31/03)

                                                   FISCAL YEAR TO DATE    ONE-YEAR            SINCE INCEPTION (1/2/01)
----------------------------------------------------------------------   -----------------   ---------------------------
CIF International Equity Fund                                   24.34%     26.59%              -3.97%
----------------------------------------------------------------------   -----------------   ---------------------------
MSCI EAFE Index                                                 24.77%     27.03%              -6.35%
----------------------------------------------------------------------   -----------------   ---------------------------
MSCI World Ex-US Net Index                                      24.93%     28.17%              -6.05%
----------------------------------------------------------------------   -----------------   ---------------------------

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

     Growth of a $10,000 Investment in CIF International Equity Fund (since inception), the MSCI EAFE Index, and the MSCI World Ex-US Net Index

               CIF INTERNATIONAL EQUITY FUND     MSCI EAFE INDEX     MSCI WORLD EX-US NET INDEX
  1/2/2001                          $ 10,000            $ 10,000                       $ 10,000
 4/30/2001                          $  9,411            $  9,228                       $  9,198
10/31/2001                          $  7,732            $  7,531                       $  7,515
 4/30/2002                          $  8,366            $  7,947                       $  7,951
10/31/2002                          $  7,043            $  6,537                       $  6,538
 4/30/2003                          $  7,171            $  6,655                       $  6,708
10/31/2003                          $  8,916            $  8,304                       $  8,380

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF CORE PLUS BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: BlackRock Advisors, Inc.
              Western Asset Management Company
              Western Asset Management Company Limited

FUND OBJECTIVE
High current income and price appreciation by investing in a diversified portfolio of fixed income securities of varying maturities.

FUND STRATEGY
The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The fund also may invest up to 20 percent of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20 percent of its assets in non-dollar denominated securities. The Sub-Advisors may invest in certain derivatives and may use certain techniques, such as currency hedging, in order to outperform the broad market. The benchmark for the fund is the Lehman Brothers Aggregate Bond Index. The fund will be managed to have a targeted duration within a band of (+/-) 20 percent around the duration of the benchmark. The fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the fund's portfolio relative to benchmark characteristics.

ANALYSIS
For the six-month period ending October 31, 2003, the CIF Core Plus Bond Fund returned 1.57 percent compared to its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 0.57 percent. Concerns over deflation prompted the Federal Reserve to provide an injection of stimulus by reducing the Fed funds rate to 1.00 percent from 1.25 percent after the Federal Open Market Committee meeting held on June 25, 2003. Despite signs of economic recovery in the third quarter of 2003, monetary policy remained relatively unchanged, and short rates remained anchored at 1.00 percent. However, interest rates rose along the remainder of the Treasury yield curve. The yield differential between two- and ten-year Treasuries steepened 11 basis points. The fund's longer-than-benchmark duration in this period of rising interest rates detracted from performance, as did the fund's barbelled yield curve positioning amid curve steepening. Moderate exposure to the "plus" strategies of emerging market debt (EMD) and high yield enhanced returns. While the broad market returned 0.57 percent, EMD and high yield returned 7.77 and 8.91 percent, respectively. A tandem rise in real yields and breakeven inflation levels had contradictory effects on the performance of Treasury Inflation Protected Securities (TIPS). Rising real yields detracted from performance, while rising breakeven inflation levels enhanced relative returns. Ultimately, the broad TIPS market returned 4.55 percent and exposure to TIPS aided fund performance.

TOTAL RETURN (AS OF 10/31/03)

                                                   FISCAL YEAR TO DATE    ONE-YEAR            SINCE INCEPTION (1/2/01)
----------------------------------------------------------------------   -----------------   ---------------------------
CIF Core Plus Bond Fund                                          1.57%     8.50%               7.54%
----------------------------------------------------------------------   -----------------   ---------------------------
Lehman Brothers Aggregate Bond Index                             0.57%     4.91%               7.56%
----------------------------------------------------------------------   -----------------   ---------------------------

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

  Growth of a $10,000 Investment in CIF Core Plus Bond Fund (since inception), and the Lehman Brothers Aggregate Bond Index

                                         LEHMAN BROTHERS AGGREGATE
              CIF CORE PLUS BOND FUND                   BOND INDEX
  1/2/2001                   $ 10,000                     $ 10,000
 4/30/2001                   $ 10,133                     $ 10,260
10/31/2001                   $ 10,918                     $ 11,066
 4/30/2002                   $ 10,946                     $ 11,064
10/31/2002                   $ 11,324                     $ 11,718
 4/30/2003                   $ 12,097                     $ 12,224
10/31/2003                   $ 12,287                     $ 12,293

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INFLATION-INDEXED BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Adviser: Western Asset Management Company

FUND OBJECTIVE
Maximize real return to the extent consistent with preservation of capital and liquidity by investing in a portfolio of U.S. Treasury Inflation Indexed Securities of varying maturities.

FUND STRATEGY
The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Inflation Indexed Securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in the U.S. Consumer Price Index. Up to 20 percent of the fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the fund is the Lehman Brothers U.S. TIPS Index. The fund will normally maintain effective duration within (+/-)1.5 years of the Lehman Brothers U.S. TIPS Index.

ANALYSIS
For the six-month period ending October 31, 2003, the CIF Inflation-Indexed Bond Fund returned 4.45 percent compared to its benchmark, the Lehman Brothers U.S. TIPS Index, which returned 4.56 percent. A tandem rise in real yields and breakeven inflation levels had contradictory effects on the performance of Treasury Inflation Protected Securities (TIPS). Rising real yields detracted from performance, while rising breakeven inflation levels enhanced relative returns. Ultimately, the fund lost relative value from yield curve and duration management. Long rates increased more than short rates, resulting in a steepening of the real yield curve. This proved detrimental to fund performance, as most of the fund's duration contribution was through longer-maturity securities.

TOTAL RETURN (AS OF 10/31/03)

                                                   FISCAL YEAR TO DATE    ONE-YEAR            SINCE INCEPTION (1/2/01)
----------------------------------------------------------------------   -----------------   ---------------------------
CIF Inflation-Indexed Bond Fund                                  4.45%     10.41%              10.89%
----------------------------------------------------------------------   -----------------   ---------------------------
Lehman Brothers U.S. TIPS Index                                  4.56%     10.77%              11.14%
----------------------------------------------------------------------   -----------------   ---------------------------

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

    Growth of a $10,000 Investment in CIF Inflation-Indexed Bond Fund (since inception), and the Lehman Brothers U.S. TIPS Index

              CIF INFLATION-INDEXED BOND FUND     LEHMAN BROTHERS U.S. TIPS INDEX
  1/2/2001                           $ 10,000                            $ 10,000
 4/30/2001                           $ 10,527                            $ 10,540
10/31/2001                           $ 11,157                            $ 11,166
 4/30/2002                           $ 11,233                            $ 11,249
10/31/2002                           $ 12,139                            $ 12,177
 4/30/2003                           $ 12,829                            $ 12,900
10/31/2003                           $ 13,402                            $ 13,488

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SHORT DURATION FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Wellington Management Company, LLP
              Western Asset Management Company

FUND OBJECTIVE
Current interest income with some price appreciation, each consistent with liquidity and safety of principal by investing in a portfolio of U.S. Government securities and other high quality debt securities.

FUND STRATEGY
The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the fund may include mortgage-backed and asset-backed securities. The fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the fund is the Merrill Lynch 3-Month U.S. Treasury Bill Index.

The fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury Bills. The fund seeks to minimize fluctuations in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities.

ANALYSIS
For the six-month period ending October 31,2003, the CIF Short Duration Fund returned 0.57 percent compared to its benchmark, the Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.56 percent. As rates increased across the Treasury yield curve following positive economic data, short-term interest rates remained anchored at 1.00 percent. Duration and yield curve management adversely affected performance. The fund's longer-than-benchmark duration in this period of rising rates detracted from fund performance. The excess yield offered by spread products, particularly corporates and fixed rate asset-backed securities
(ABS) mitigated some of the negative effects of the fund's duration stance. Home equity, home improvement, and manufactured housing were among ABS collateral types that performed well. Corporates and ABS account for approximately 50 percent of the holdings in the portfolio.

TOTAL RETURN (AS OF 10/31/03)

                                                   FISCAL YEAR TO DATE    ONE-YEAR            SINCE INCEPTION (5/1/00)
----------------------------------------------------------------------   -----------------   ---------------------------
CIF Short Duration Fund                                          0.57%     1.46%               3.68%
----------------------------------------------------------------------   -----------------   ---------------------------
Merrill Lynch 3-Month U.S. Treasury Bill Index                   0.56%     1.25%               3.27%
----------------------------------------------------------------------   -----------------   ---------------------------

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

  Growth of a $10,000 Investment in CIF Short Duration Fund (since inception), and the Merrill Lynch 3-Month U.S. Treasury Bill Index

                                                MERRILL LYNCH 3-MONTH
               CIF SHORT DURATION FUND       U.S. TREASURY BILL INDEX
  5/1/2000                   $  10,000                      $  10,000
10/31/2000                   $  10,328                      $  10,310
 4/30/2001                   $  10,695                      $  10,627
10/31/2001                   $  10,961                      $  10,845
 4/30/2002                   $  11,071                      $  10,950
10/31/2002                   $  11,186                      $  11,053
 4/30/2003                   $  11,286                      $  11,128
10/31/2003                   $  11,350                      $  11,191

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE EQUITY FUND

October 31, 2003 (Unaudited)

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK 98.30%
                         BASIC INDUSTRIES 1.76%
                11,600   ALCAN ALUMINUM LTD                                         $       463,188
                   800   ALCOA INC                                                           25,256
                21,100   BALL CORP                                                        1,185,820
                 7,400   COOPER INDS INC CL A                                               391,460
                10,300   DOW CHEMICAL CO                                                    388,207
                17,200   E I DU PONT DE NEMOURS & CO                                        694,880
                 3,300   GRIFFON CORP*                                                       63,855
                 1,294   JACOBS ENGINEERING GROUP INC*                                       59,938
                11,500   PACTIV CORP*                                                       253,575
                                                                                    ---------------
                         TOTAL BASIC INDUSTRIES                                     $     3,526,179

                         CAPITAL GOODS 4.54%
                 3,900   BRIGGS & STRATTON CORP                                     $       253,539
                 1,000   CARLISLE COS INC                                                    57,350
                36,072   CATERPILLAR INC                                                  2,643,356
                 6,000   DANAHER CORP                                                       497,100
                 2,200   FISHER SCIENTIFIC INTL INC*                                         88,550
                 4,200   FLUOR CORP                                                         155,736
                19,305   HONEYWELL INTL INC                                                 590,926
                 3,400   INGERSOLL RAND CO CL A                                             205,360
                26,100   KONINKLIJKE PHILIPS ELECTRS NV SPON ADR                            700,524
                 5,800   LEAR CORP*                                                         336,922
                 7,550   NORTHROP GRUMMAN CORP                                              674,970
                   300   NVR INC*                                                           146,820
                   500   PLANAR SYS INC*                                                     11,570
                14,600   ROCKWELL AUTOMATION INC                                            453,330
                23,500   SMURFIT-STONE CONTAINER CORP                                       364,250
                11,400   TEXTRON INC                                                        566,466
                29,800   THERMO ELECTRON CORP*                                              655,004
                18,500   VISHAY INTERTECHNOLOGY INC*                                        346,875
                 7,000   WW GRAINGER INC                                                    320,460
                                                                                    ---------------
                         TOTAL CAPITAL GOODS                                        $     9,069,108

                         CONSUMER DURABLES 5.65%
                 5,800   AMERICAN AXLE & MANUFACTURING HLDGS INC*                   $       200,680
                 7,205   BAYERISCHE MOTOREN WERKE AG                                        288,547
               142,879   GENERAL ELECTRIC CO                                              4,144,920
                32,100   GENERAL MOTORS CORP                                              1,369,707
                 4,900   GETTY IMAGES INC*                                                  219,030
                 2,576   HARLEY DAVIDSON INC                                                122,128
                39,700   HOME DEPOT INC                                                   1,471,679
                12,158   LENNAR CORP CL A                                                 1,116,712
                   945   LENNAR CORP CL B                                                    82,073
                24,640   LOWES CO INC                                                     1,452,035
                   400   MARVEL ENTERPRISES INC*                                             11,780
                11,928   MDC HLDGS INC                                                      802,993
                                                                                    ---------------
                         TOTAL CONSUMER DURABLES                                    $    11,282,284

                         CONSUMER NON-DURABLES 6.37%
                20,600   ALTRIA GROUP INC                                           $       957,900
                10,968   ANHEUSER BUSCH COS INC                                             540,284
                38,200   ARCHER DANIELS MIDLAND CO                                          548,170
                 2,800   DEAN FOODS CO*                                                      84,700
                 4,600   DIAGEO PLC SPON ADR                                                219,926
                10,900   ESTEE LAUDER COS INC CL A                                          407,551
                   800   GENERAL MILLS INC                                                   35,880
                 8,100   H J HEINZ CO                                                       286,173
                 5,300   INTL GAME TECHNOLOGY                                               173,575
                   400   JONES APPAREL GROUP INC                                             13,800
                 1,800   KRAFT FOODS INC CL A                                                52,380
                22,500   MATTEL INC                                                         435,600
                39,600   MONSANTO CO                                                        991,980
                 1,300   PEPSI AMERICAS INC                                                  19,474
                29,000   PEPSICO INC                                                      1,386,780
                45,033   PROCTER & GAMBLE CO                                              4,426,294
                47,100   SARA LEE CORP                                                      938,703
                10,700   TYSON FOODS INC CL A                                               152,689
                26,900   UNITED STATIONERS INC*                                           1,000,949
                 1,300   UNIVERSAL CORP VA                                                   56,654
                                                                                    ---------------
                         TOTAL CONSUMER NON-DURABLES                                $    12,729,462

                         CONSUMER SERVICES 14.51%
                61,400   ACCENTURE LTD*                                             $     1,436,760
                 2,200   ADVANCE AUTO PARTS INC*                                            172,084
                18,000   BEARINGPOINT INC*                                                  169,200
                 4,800   BECTON DICKINSON & CO                                              175,488
                 1,300   BOSTON COMMUNICATIONS GROUP INC*                                    12,246
                80,666   CAREMARK RX INC*                                                 2,020,683
                 9,300   CARMAX INC*                                                        293,043
                36,900   CENDANT CORP*                                                      753,867
                19,700   CLAIRES STORES INC                                                 762,390
                14,700   COMCAST CORP CL A*                                                 498,624
                11,800   COSTCO WHOLESALE CORP*                                             417,366
                 7,000   DOLLAR TREE STORES INC*                                            267,260
                45,000   EASTMAN KODAK CO                                                 1,099,350
                 4,885   EBAY INC*                                                          273,267
                27,288   ECHOSTAR COMMUNICATIONS CORP CL A*                               1,045,676
                 2,400   ENTERCOM COMMUNICATIONS CORP*                                      109,944
                 8,600   EXPEDITORS INTL OF WASHINGTON INC                                  322,844
                28,300   FEDERATED DEPT STORES INC                                        1,345,665
                11,671   FOUR SEASONS HOTELS INC                                            643,422
                38,800   FOX ENTMT GROUP INC CL A*                                        1,074,760
                24,400   GENERAL MOTORS CORP CL H*                                          400,892
                 5,700   HANDLEMAN CO                                                       101,745
                 7,900   HOLLYWOOD ENTMT CORP*                                              120,080
                 4,500   IRON MOUNTAIN INC*                                                 172,080
                 1,100   JOHN H HARLAND CO                                                   29,953
                 3,100   KOHLS CORP*                                                        173,817
                11,100   LAMAR ADVERTISING CO CL A*                                         336,330
                37,700   LIBERTY MEDIA CORP CL A*                                           380,393
                26,100   LIMITED BRANDS                                                     459,360
                23,400   MCDONALDS CORP                                                     585,234
                 4,688   MONSTER WORLDWIDE INC*                                             119,403
                14,700   MOVIE GALLERY INC*                                                 303,996
                 7,400   NEW YORK TIMES CO CL A                                             351,722
                 6,100   OMNICOM GROUP INC                                                  486,780
                 6,350   RENT-A-CENTER INC*                                                 198,501
                14,500   ROBERT HALF INTL INC*                                              342,345
                16,522   SEARS ROEBUCK & CO                                                 869,553
                15,400   STAPLES INC*                                                       413,028
                15,726   STARBUCKS CORP*                                                    496,942
                 9,300   SUPERVALUE INC                                                     234,546
                36,002   TIFFANY & CO                                                     1,708,295
                32,400   TIME WARNER INC*                                                   495,396
                16,100   TRIBUNE CO                                                         789,705
                11,600   UNIVISION COMMUNICATIONS INC CL A*                                 393,820
                44,197   VIACOM INTL INC CL B                                             1,762,134
                39,400   WAL-MART STORES INC                                              2,322,630
                27,093   WALT DISNEY CO                                                     613,386
                 7,500   WENDYS INTL INC                                                    277,875
                 4,100   WHOLE FOODS MARKET INC*                                            242,884
                 4,200   WILLIAMS SONOMA INC*                                               148,386
                30,790   WYNN RESORTS LTD*                                                  620,726
                 7,600   XM SATELITE RADIO HLDGS INC*                                       153,976
                                                                                    ---------------
                         TOTAL CONSUMER SERVICES                                    $    28,999,852

                         ENERGY 4.46%
                16,600   BP PLC SPON ADR                                            $       703,508
                14,100   CHEVRONTEXACO CORP                                               1,047,630
                25,100   CONOCOPHILLIPS                                                   1,434,465
                 4,800   CONSTELLATION ENERGY GROUP INC                                     174,576
                50,800   EXXON MOBIL CORP                                                 1,858,264
                 6,400   NABORS INDS LTD*                                                   241,920
                34,500   OCCIDENTAL PETROLEUM CORP                                        1,216,470
                 1,200   PEABODY ENERGY CORP                                                 39,996
                 1,400   PETROLEUM DEVELOPMENT CORP*                                         18,564
                12,700   SMITH INTL INC*                                                    472,821
                 2,800   SUNOCO INC                                                         122,528
                17,700   UNOCAL CORP                                                        560,736
                 7,100   VERITAS DGC INC*                                                    62,906
                 7,600   WEATHERFORD INTL LTD*                                              264,100
                67,500   WILLIAMS COS INC                                                   688,500
                                                                                    ---------------
                         TOTAL ENERGY                                               $     8,906,984

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                         FINANCIAL SERVICES 18.70%
                20,900   ALLSTATE CORP                                              $       825,550
                33,200   AMERICAN INTL GROUP INC                                          2,019,556
                23,800   AMERITRADE HLDG CORP CL A*                                         324,632
                22,000   AON CORP                                                           481,800
                44,100   BANK OF AMERICA CORP                                             3,339,693
                36,500   BANK OF NEW YORK INC                                             1,138,435
                 1,400   BEAR STEARNS COS                                                   106,750
                 5,900   CAPITALSOURCE INC*                                                 128,325
                 8,700   CHARLES SCHWAB CORP                                                117,972
                 4,700   CIGNA CORP                                                         268,135
                15,200   CIT GROUP INC                                                      511,024
               148,928   CITIGROUP INC                                                    7,059,187
                 4,883   COUNTRYWIDE FINL CORP                                              513,301
                26,900   DORAL FINL CORP                                                  1,358,450
                 1,600   FIDELITY NATL FINL INC                                              49,472
                23,100   FIRST AMERICAN CORP                                                661,815
                   900   FIRST TENNESSEE NATL CORP                                           40,824
                13,700   FLEETBOSTON FINL CORP                                              553,343
                 3,200   GOLDEN WEST FINL CORP                                              321,376
                11,800   JOHN HANCOCK FINL SVCS INC                                         417,130
                59,700   MBNA CORP                                                        1,477,575
                61,361   MERRILL LYNCH & CO INC                                           3,632,571
                 8,200   MGIC INVESTMENT CORP                                               420,742
                11,900   MORGAN STANLEY                                                     652,953
                 9,000   PAYCHEX INC                                                        350,280
                 7,500   PLATINUM UNDERWRITERS HLDGS LTD                                    215,550
                10,800   PNC FINL SVCS GROUP INC                                            578,556
                17,500   PRINCIPAL FINL GROUP INC                                           548,625
                28,700   PRUDENTIAL FINL INC                                              1,108,968
                10,800   SEI INVESTMENT CO                                                  314,496
                59,240   SLM CORP                                                         2,319,838
                 8,500   T ROWE PRICE GROUP INC                                             349,775
                 6,100   THORNBURG MTG INC                                                  166,225
                 1,200   UNIONBANCAL CORP                                                    65,004
                28,958   US BANCORP                                                         788,237
                39,700   WACHOVIA CORP                                                    1,821,039
                21,100   WELLS FARGO & CO                                                 1,188,352
                11,250   WR BERKLEY CORP                                                    385,762
                10,900   XL CAPITAL LTD CL A                                                757,550
                                                                                    ---------------
                         TOTAL FINANCIAL SERVICES                                   $    37,378,868

                         HEALTH CARE 14.08%
                22,400   AAIPHARMA INC*                                             $       405,216
                23,900   ABBOTT LABS                                                      1,018,618
                 3,000   ALLERGAN INC                                                       226,860
                 2,700   AMERISOURCEBERGEN CORP                                             153,279
                49,418   AMGEN INC*                                                       3,052,056
                12,700   ANDRX GROUP*                                                       252,730
                 4,100   ANTHEM INC*                                                        280,563
                36,027   BOSTON SCIENTIFIC CORP*                                          2,439,748
                 8,500   CARDINAL HEALTH INC                                                504,390
                 6,900   ENDO PHARMACEUTICAL HLDGS INC*                                     112,884
                31,539   GENENTECH INC*                                                   2,585,252
                 3,300   GENZYME CORP*                                                      151,470
                 9,300   GILEAD SCIENCES INC*                                               507,594
                12,600   HCA INC                                                            481,950
                 2,200   IDEXX LABS INC*                                                    104,060
                 6,900   INVITROGEN CORP*                                                   438,771
                 9,200   IVAX CORP*                                                         177,192
                59,300   JOHNSON & JOHNSON                                                2,984,569
                   700   MEDIMMUNE INC*                                                      18,662
                38,600   MERCK & CO INC                                                   1,708,050
                18,200   MILLENNIUM PHARMACEUTICALS INC*                                    289,744
                16,550   MYLAN LABS INC                                                     399,682
               157,900   PFIZER INC                                                       4,989,640
                10,029   QUEST DIAGNOSTICS INC*                                             678,462
                52,094   UNITED HEALTH GROUP INC                                          2,650,543
                 1,600   VARIAN MEDICAL SYS*                                                102,304
                22,401   ZIMMER HLDGS INC*                                                1,429,408
                                                                                    ---------------
                         TOTAL HEALTH CARE                                          $    28,143,697

                         INDUSTRIAL 1.38%
                   500   CSS INDUSTRIES INC                                         $        13,495
                35,218   LOCKHEED MARTIN CORP                                             1,632,706
                16,200   RAYTHEON CO                                                        428,976
                33,100   TYCO INTL LTD                                                      691,128
                                                                                    ---------------
                         TOTAL INDUSTRIAL                                           $     2,766,305

                         OTHER U.S. AGENCIES 0.91%
                25,230   FNMA                                                       $     1,808,739
                                                                                    ---------------
                         TOTAL OTHER U.S. AGENCIES                                  $     1,808,739

                         REAL ESTATE (PUBLICLY TRADED) 0.32%
                 5,200   ANWORTH MTG ASSET CORP                                     $        73,008
                14,500   NATIONAL HEALTH INVESTORS INC                                      308,125
                 7,800   STARWOOD HOTELS & RESORTS                                          263,094
                                                                                    ---------------
                         TOTAL REAL ESTATE (PUBLICLY TRADED)                        $       644,227

                         TECHNOLOGY 17.97%
                 9,300   ADOBE SYS INC                                              $       407,712
                   900   AFFILIATED COMPUTER SVCS INC CL A*                                  44,037
                65,700   AGERE SYS INC CL A*                                                228,636
                39,800   AGERE SYS INC CL B*                                                134,922
                 2,200   ALTERA CORP*                                                        44,506
                14,200   AMDOCS LTD*                                                        304,732
                14,500   AMKOR TECHNOLOGY INC*                                              273,325
                14,500   APPLE COMPUTER INC*                                                331,905
                 7,700   AUTOMATIC DATA PROCESSING INC                                      290,598
                29,500   AVAYA INC*                                                         381,730
                 3,200   AVID TECHNOLOGY INC*                                               165,568
                 5,400   AVOCENT CORP*                                                      204,120
                29,300   BEA SYS INC*                                                       407,270
               152,140   CISCO SYS INC*                                                   3,191,897
                10,500   COGNOS INC*                                                        361,935
                36,600   CORNING INC*                                                       401,868
                52,330   DELL INC*                                                        1,890,160
                 3,800   DIEBOLD INC                                                        216,828
                16,688   ELECTRONIC ARTS INC*                                             1,652,780
                71,427   EMC CORP*                                                          988,550
                 5,300   FIRST DATA CORP                                                    189,210
                 8,400   FISERV INC*                                                        296,688
                13,100   HEWLETT PACKARD CO                                                 292,261
                34,400   IBM CORP                                                         3,078,112
               206,855   INTEL CORP                                                       6,836,558
                 8,300   INTERACTIVE CORP*                                                  304,693
                 1,400   INTERDIGITAL COMMUNICATIONS CORP*                                   23,786
                17,100   JUNIPER NETWORKS INC*                                              307,629
                 6,400   KLA TENCOR CORP*                                                   366,912
                 7,400   LINEAR TECHNOLOGY CORP                                             315,314
                 7,932   MAXIM INTEGRATED PRODS INC                                         394,300
               151,000   MICROSOFT CORP                                                   3,948,650
                14,900   MOLEX INC                                                          467,711
                12,300   NETWORK APPLIANCE INC*                                             303,564
                16,400   NETWORK ASSOCIATES INC*                                            228,452
                75,600   NORTEL NETWORKS CORP*                                              336,420
                12,000   NOVELLUS SYS INC*                                                  495,480
                65,200   ORACLE CORP*                                                       779,792
                13,600   PMC SIERRA INC*                                                    247,112
                22,333   QUALCOMM INC                                                     1,060,818
                 5,500   RESEARCH IN MOTION LTD*                                            242,660
                 1,300   SANDISK CORP*                                                      104,780
                14,900   SEAGATE TECHNOLOGY HLDGS INC                                       342,402
                 9,800   SUNGARD DATA SYS INC*                                              274,890
                25,600   SYMBOL TECHNOLOGIES INC                                            319,744
                 3,400   SYNOPSYS INC*                                                      107,848
                 6,700   TAKE-TWO INTERACTIVE SOFTWARE INC*                                 264,985
                13,900   VERISIGN INC*                                                      220,593
                11,200   VERITAS SOFTWARE CO*                                               404,880
                10,600   WESTERN WIRELESS CORP CL A*                                        205,640
                44,900   XEROX CORP*                                                        471,450
                16,300   XILINX INC*                                                        516,710
                 5,700   YAHOO! INC*                                                        249,090
                                                                                    ---------------
                         TOTAL TECHNOLOGY                                           $    35,922,213

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                         TELECOMMUNICATIONS 3.14%
                 5,100   AT&T CORP                                                  $        94,809
                56,400   BELLSOUTH CORP                                                   1,483,884
                 9,400   NEXTEL COMMUNICATIONS INC CL A*                                    227,480
                38,500   SBC COMMUNICATIONS INC                                             923,230
                46,900   SPRINT CORP (FON GROUP)                                            750,400
                45,600   SPRINT CORP (PCS GROUP)*                                           198,360
                77,100   VERIZON COMMUNICATIONS INC                                       2,590,560
                                                                                    ---------------
                         TOTAL TELECOMMUNICATIONS                                   $     6,268,723

                         TRANSPORTATION 3.15%
                24,800   CSX CORP                                                   $       789,136
                21,700   EXPRESSJET HLDGS INC*                                              332,010
                31,045   FEDEX CORP                                                       2,351,969
                 7,519   JETBLUE AIRWAYS CORP*                                              433,696
                11,732   RYANAIR HLDGS PLC SPON ADR*                                        604,198
                32,700   RYDER SYS INC                                                      981,000
                25,900   SOUTHWEST AIRLINES CO                                              502,460
                13,600   SWIFT TRANSPORTATION INC*                                          305,048
                                                                                    ---------------
                         TOTAL TRANSPORTATION                                       $     6,299,517

                         UTILITIES 1.36%
                 8,800   ENTERGY CORP                                               $       474,320
                22,200   EXELON CORP                                                      1,408,590
                10,500   FIRSTENERGY CORP                                                   361,095
                 7,300   FPL GROUP INC                                                      465,302
                                                                                    ---------------
                         TOTAL UTILITIES                                            $     2,709,307

                                                                                    ---------------
TOTAL COMMON STOCK (COST $175,026,626)                                              $   196,455,465

PREFERRED STOCK 0.44%
                         CONSUMER DURABLES 0.44%
                29,600   NEWS CORP LTD SPON ADR                                     $       873,200
                                                                                    ---------------
                         TOTAL CONSUMER DURABLES                                    $       873,200

                                                                                    ---------------
TOTAL PREFERRED STOCK (COST $757,276)                                               $       873,200

                                                                                    ---------------
TOTAL INVESTMENTS AT VALUE 98.74% (COST $175,783,902)                                   197,328,665

                                                                                    ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 1.26%                                               2,518,736

                                                                                    ---------------
NET ASSETS 100.00%                                                                  $   199,847,401

FORWARD AND SPOT CONTRACTS

                DELIVER/RECEIVE
SETTLEMENT          IN EXCHANGE    UNITS OF            COST ON                 NET UNREALIZED
DATE                    FOR USD    CURRENCY   ORIGINATION DATE        VALUE      DEPRECIATION
---------------------------------------------------------------------------------------------
Buys
12/17/03                    EUR     246,890          $ 287,014    $ 286,657          $   (357)
Sales
12/17/03                    EUR     246,890          $ 278,300    $ 286,657          $ (8,357)

See Notes to Financial Statements.

SPON ADR    Sponsored American Depositary Receipt

* Non-income producing security.

Currency Code Key

EUR         EURO

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SMALL CAP FUND

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK 97.90%
                         BANKING & FINANCE 0.86%
                 1,800   AMERICANWEST BANCORP*                                      $        35,928
                   600   CAPITAL CITY BANK GROUP INC                                         23,190
                 2,600   CENTER FINL CORP                                                    57,382
                 3,400   CENTRAL PACIFIC FINL CO                                             88,910
                   600   EVERTRUST FINL GROUP INC                                            17,310
                17,400   FIRST MARBLEHEAD CORP*                                             385,410
                 1,800   FIRST MERCHANTS CORP                                                48,096
                   700   FIRSTBANK CORP                                                      22,295
                 1,000   HERITAGE FINL CORP                                                  21,970
                 2,300   HUDSON RIVER BANCORP                                                76,820
                 2,300   HUMBOLDT BANCORP                                                    37,490
                 1,500   LAKELAND BANCORP INC                                                23,205
                 1,200   MBT FINL CORP                                                       21,000
                   400   NATIONAL BANKSHARES INC                                             18,180
                   700   OAK HILL FINL INC                                                   20,783
                 1,500   RESOURCE BANKSHARES CORP                                            44,595
                   700   STATE FINL SERVICES CORP CL A                                       18,431
                28,000   TEXAS CAPITAL BANCSHARES INC*                                      380,800
                   900   WESTERN SIERRA BANCORP*                                             33,633
                                                                                    ---------------
                         TOTAL BANKING & FINANCE                                    $     1,375,428

                         BASIC INDUSTRIES 6.26%
                10,600   ACTUANT CORP CL A*                                         $       341,744
                11,100   AGRIUM INC                                                         170,607
                 8,400   AMCOL INTL CORP                                                    151,788
                20,100   ANCHOR GLASS CONTAINER CORP*                                       324,615
                 4,400   BUILDING MATERIALS HLDG CORP                                        62,216
                 6,200   CABOT CORP                                                         172,980
                13,800   CAMBREX CORP                                                       326,232
                   500   CLEVELAND CLIFFS INC*                                               15,000
                14,500   COMMERCIAL METALS CO                                               357,860
                 5,100   ENNIS BUSINESS FORMS INC                                            73,236
                10,900   FERRO CORP                                                         223,777
                12,500   FMC CORP*                                                          350,125
                 8,100   FMC TECHNOLOGIES INC*                                              162,648
                 6,600   GARDNER DENVER INC*                                                136,356
                 4,900   GREIF INC CL A                                                     159,397
                45,500   GRIFFON CORP*                                                      880,425
                27,655   INSIGHT ENTERPRISES INC*                                           465,157
                16,800   INTERPOOL INC                                                      245,280
                19,300   LENNOX INTL INC                                                    319,222
                18,400   M/I SCHOTTENSTEIN HOMES INC                                        765,992
                31,500   MACDERMID INC                                                      941,220
                11,400   MAVERICK TUBE CORP*                                                192,546
                 1,400   NN INC                                                              16,800
                 3,000   OCTEL CORP                                                          55,830
                10,500   OLIN CORP                                                          182,805
                19,500   ONEOK INC                                                          387,855
                 3,600   ROCK TENNESSEE CO CL A                                              57,960
                 7,000   RYERSON TULL INC                                                    56,420
                18,900   SCHNITZER STEEL INDS INC CL A                                      712,152
                 6,100   SCHWEITZER MAUDUIT INTL INC                                        162,260
                 5,400   SILGAN HLDGS INC*                                                  172,692
                20,600   SPARTECH CORP                                                      477,508
                38,700   STEEL DYNAMICS INC*                                                720,981
                   800   STEVEN MADDEN LTD*                                                  17,144
                 4,000   TRC COS INC*                                                        70,920
                15,400   WELLMAN INC                                                        127,050
                                                                                    ---------------
                         TOTAL BASIC INDUSTRIES                                     $    10,056,800

                         CAPITAL GOODS 11.33%
                39,100   AAR CORP*                                                  $       426,190
                12,020   ACTEL CORP*                                                        324,300
                13,885   ACXIOM CORP*                                                       220,771
                 4,075   ADTRAN INC                                                         277,222
                24,200   ALBANY INTL CORP CL A                                              747,780
                 9,300   APPLIED INDUSTRIAL TECHNOLOGIES INC                                209,715
                12,200   ARMOR HLDGS INC*                                                   237,900
                 2,900   ASBURY AUTOMOTIVE GROUP INC*                                        49,300
                 8,550   ATMI INC*                                                          196,564
                 6,500   BARNES GROUP INC                                           $       189,670
                14,700   BELDEN INC                                                         275,625
                10,000   BENCHMARK ELECTRONICS INC*                                         487,200
                16,800   BRIGGS & STRATTON CORP                                           1,092,168
                 4,100   CARLISLE COS INC                                                   235,135
                13,245   CHICAGO BRIDGE & IRON CO                                           360,926
                38,865   CHIPPAC INC*                                                       324,134
                 8,100   CHITTENDEN CORP                                                    260,658
                28,800   COHERENT INC*                                                      662,400
                30,100   CTS CORP                                                           333,207
                21,400   DSP GROUP INC*                                                     511,032
                14,400   ELECTRO SCIENTIFIC INDS INC*                                       353,664
                 4,500   EMCOR GROUP INC*                                                   169,605
                 7,400   ESCO TECHNOLOGIES INC*                                             321,752
                 6,200   EXCEL TECHNOLOGY INC*                                              174,530
                 9,205   FISHER SCIENTIFIC INTL INC*                                        370,501
                 4,700   II-VI INC*                                                         111,531
                10,100   INSITUFORM TECHNOLOGIES INC CL A*                                  144,430
                11,000   INTERTAN INC*                                                      115,720
                 9,300   ITRON INC*                                                         190,557
                14,500   JLG INDS INC                                                       173,130
                 8,700   KAYDON CORP                                                        206,799
                57,200   KEMET CORP*                                                        757,900
                41,000   KULICKE & SOFFA INDS INC*                                          601,880
                10,800   LECROY CORP*                                                       183,708
                11,600   LYDALL INC*                                                        137,924
                19,875   MEMC ELECTRONICS MATERIALS INC*                                    222,600
                 3,700   MERIX CORP*                                                         65,823
                16,100   PEMSTAR INC*                                                        56,511
                 6,400   PENN ENGINEERING & MFG CORP                                        112,000
                14,100   PERKINELMER INC                                                    253,941
                 8,335   PHOTON DYNAMICS INC*                                               315,230
                36,100   PLANAR SYS INC*                                                    835,354
                20,400   PLEXUS CORP*                                                       352,716
                 3,900   QUAKER CHEMICAL CORP                                               103,506
                 6,200   REGAL BELOIT CORP                                                  126,170
                20,600   REMEC INC*                                                         227,218
                 1,500   RICHARDSON ELECTRONICS LTD                                          15,195
                 9,100   ROFIN SINAR TECHNOLOGIES INC*                                      216,125
                56,760   SKYWORKS SOLUTIONS INC*                                            487,001
                16,400   STEWART & STEVENSON SVCS                                           274,208
                 5,300   STONERIDGE INC*                                                     72,557
                28,600   TECHNITROL INC*                                                    623,480
                 7,200   TECUMSEH PRODS CO CL A                                             295,056
                 8,700   TEREX CORP*                                                        196,272
                10,400   TRIMBLE NAVIGATION LTD*                                            287,560
                 7,500   VARIAN INC*                                                        268,575
                37,800   VISHAY INTERTECHNOLOGY INC*                                        708,750
                16,800   WASTE CONNECTIONS INC*                                             582,624
                 4,200   WOODHEAD DANIEL INC                                                 66,360
                                                                                    ---------------
                         TOTAL CAPITAL GOODS                                        $    18,200,360

                         CONSUMER DURABLES 3.52%
                10,300   AO SMITH CORP                                              $       325,995
                18,300   AZTAR CORP*                                                        382,104
                 7,400   BANDAG INC                                                         270,840
                 2,000   BASSETT FURNITURE INDS INC                                          31,420
                12,900   COPART INC*                                                        160,863
                 9,600   DURA AUTOMOTIVE SYSTEMS INC*                                        92,736
                15,400   ELK CORP                                                           391,160
                 5,500   G & K SVCS INC CL A                                                181,500
                10,600   HUGHES SUPPLY INC                                                  409,690
                 9,700   INTER TEL INC                                                      244,343
                   900   MARINE PRODUCTS CORP                                                13,590
                14,700   MILLER HERMAN INC                                                  337,659
                10,400   MONACO COACH CORP*                                                 250,536
                12,500   OAKLEY INC                                                         135,625
                21,600   ONEIDA LTD                                                         102,168
                15,300   PSS WORLD MEDICAL INC*                                             142,596
                 3,200   PULITZER INC                                                       166,560
                 8,700   THOMAS NELSON INC                                                  137,895
                   800   TIVO INC*                                                            6,416

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                 9,100   TORO CO                                                    $       452,270
                 4,800   WABASH NATL CORP*                                                  110,736
                12,300   WATSCO INC                                                         263,343
                 5,100   WILEY JOHN & SONS INC CL A                                         132,600
                23,200   YORK INTL CORP                                                     921,968
                                                                                    ---------------
                         TOTAL CONSUMER DURABLES                                    $     5,664,613

                         CONSUMER NON-DURABLES 1.92%
                 2,800   AEROPOSTALE INC*                                           $        86,380
                11,000   AMERICAN ITALIAN PASTA CO CL A*                                    420,640
                 4,300   CHIQUITA BRANDS INTL INC*                                           79,550
                19,200   FACTORY 2 U STORES INC*                                             39,360
                 8,900   GENESCO INC*                                                       149,965
                 7,400   HB FULLER CO                                                       183,372
                 1,000   INNOVEX INC*                                                        11,300
                 8,300   LANCE INC                                                          107,485
                 7,600   NASH FINCH CO                                                      119,700
                12,500   RUSSELL CORP                                                       228,500
                 8,000   STANDARD REGISTER CO                                               140,800
                 3,200   UNIFIRST CORP                                                       84,320
                24,300   UNITED STATIONERS INC*                                             904,203
                 8,700   UNIVERSAL CORP VA                                                  379,146
                 9,100   WARNACO GROUP INC*                                                 158,795
                                                                                    ---------------
                         TOTAL CONSUMER NON-DURABLES                                $     3,093,516

                         CONSUMER SERVICES 19.48%
                26,100   AARON RENTS INC                                            $       571,590
                 9,845   AC MOORE ARTS & CRAFTS INC*                                        227,715
                 6,000   ADMINISTAFF INC*                                                    69,480
                10,600   ADVISORY BOARD CO*                                                 385,734
                21,500   ALLIANCE GAMING CORP*                                              521,375
                16,500   AMERICAN EAGLE OUTFITTERS INC*                                     263,835
                14,800   AMERISTAR CASINOS INC*                                             312,576
                 5,000   ANGELICA CORP                                                      103,000
                12,980   ANN TAYLOR STORES CORP*                                            464,684
                 8,800   APPLEBEES INTL INC                                                 330,088
                   200   ARGOSY GAMING CO*                                                    4,760
                12,500   ASCENTIAL SOFTWARE CORP*                                           277,375
                21,800   ASPECT COMMUNICATIONS CORP*                                        294,954
                38,300   BALLYS TOTAL FITNESS HLDG CORP*                                    255,078
                61,900   BOSTON COMMUNICATIONS GROUP INC*                                   583,098
                16,600   BOWNE & CO INC                                                     249,000
                 5,600   BRIGHT HORIZONS FAMILY SOLUTIONS INC*                              240,576
                 6,000   BROOKSTONE INC*                                                    122,580
                 7,200   BURLINGTON COAT FACTORY WAREHOUSE                                  154,440
                14,145   CACHE INC*                                                         358,434
                13,100   CALIFORNIA PIZZA KITCHEN INC*                                      243,660
                 2,100   CASH AMERICA INTL INC                                               40,089
                13,900   CATO CORP CL A                                                     293,290
                11,170   CHARLES RIVER ASSOCIATES INC*                                      343,142
                23,300   CHARMING SHOPPES INC*                                              152,615
                11,100   CHRISTOPHER & BANKS CORP                                           324,120
                19,300   CIRCUIT CITY STORES INC                                            184,122
                 6,500   CLARK INC*                                                          97,825
                 7,300   CONSOLIDATED GRAPHICS INC*                                         201,845
                 9,020   CORINTHIAN COLLEGES INC*                                           558,518
                 7,900   CORNELL CORRECTIONS*                                               112,101
                 6,085   CORP EXECUTIVE BOARD CO*                                           310,396
                15,585   COST PLUS INC*                                                     714,884
                23,395   CUMULUS MEDIA INC*                                                 438,188
                 7,300   DAVE & BUSTERS INC*                                                 95,995
                36,190   DIGITAS INC*                                                       314,853
                21,800   DOLLAR THRIFTY AUTOMOTIVE GROUP*                                   570,942
                10,810   EDUCATION MANAGEMENT CORP*                                         682,976
                 6,400   EPIQ SYS INC*                                                      108,160
                12,325   FLAMEL TECHNOLOGIES SA SPON ADR*                                   311,206
                22,300   FOOTLOCKER INC                                                     399,170
                 6,100   FOOTSTAR INC*                                                       38,125
                 2,800   FTI CONSULTING INC*                                                 55,720
                 9,500   GAMESTOP CORP CL A*                                                159,790
                12,800   GARTNER GROUP INC CL B*                                            156,032
                 2,115   GEMSTAR TV GUIDE INTL INC*                                           9,919
                17,800   GOODYS FAMILY CLOTHING INC                                 $       187,612
                64,805   GRAY TELEVISION INC CL B                                           824,320
                21,700   HANCOCK FABRICS INC                                                323,547
                18,900   HANDLEMAN CO                                                       337,365
                 2,000   HARTMARX CORP*                                                       8,560
                46,200   HOLLYWOOD ENTMT CORP*                                              702,240
                13,777   HOT TOPIC INC*                                                     395,538
                 3,000   IDEX CORP                                                          111,540
                31,140   INTEGRATED ALARM SERVICES GROUP INC*                               274,343
                 9,900   INTRAWEST CORP                                                     166,419
                13,300   J JILL GROUP INC*                                                  161,861
                 6,900   JACK IN THE BOX INC*                                               125,511
                24,900   JOHN H HARLAND CO                                                  678,027
                 5,600   JOURNAL REGISTER CO*                                               112,168
                54,185   KROLL INC*                                                       1,260,343
                20,300   LIN TV CORP CL A*                                                  457,765
                15,800   LINENS N THINGS INC*                                               466,416
                12,000   LITHIA MOTORS INC CL A                                             283,440
                17,200   MACROVISION CORP*                                                  377,884
                10,000   MENS WEARHOUSE INC*                                                294,600
                15,200   METHODE ELECTRONICS CL A                                           181,032
                 2,300   MOVADO GROUP INC                                                    55,315
                42,925   MOVIE GALLERY INC*                                                 887,689
                   900   NAUTILUS GROUP INC                                                  14,049
                 1,800   NAVIGANT INTL INC*                                                  27,126
                 3,400   NEIMAN MARCUS GROUP INC CL B*                                      148,240
                 7,100   NEW ENGLAND BUSINESS SVC INC                                       206,610
                 4,300   PANTRY INC*                                                         70,520
                35,700   PENN NATL GAMING INC*                                              845,733
                25,295   PETSMART INC                                                       647,805
                29,200   PHOTRONICS INC*                                                    628,968
                 5,800   POMEROY COMPUTER RES INC                                            83,404
                31,800   PRG SCHULTZ INTL INC*                                              151,050
                   500   QUIXOTE CORP                                                        12,110
                40,512   RARE HOSPITALITY INTL INC*                                       1,004,698
                 8,000   RC2 CORP*                                                          169,600
                16,100   READERS DIGEST ASSN INC CL A                                       237,153
                67,100   REGENT COMMUNICATIONS INC*                                         401,258
                 2,100   RESOURCES CONNECTION INC*                                           51,933
                 4,700   REX STORES CORP*                                                    74,072
                 7,000   SCHOLASTIC CORP*                                                   216,510
                51,400   SCIENTIFIC GAMES CORP CL A*                                        683,620
                 2,500   SEVEN ELEVEN INC*                                                   39,875
                 4,100   SHARPER IMAGE CORP*                                                118,080
                20,300   SHOPKO STORES INC*                                                 314,244
                10,200   SHUFFLE MASTER INC*                                                310,488
                28,400   SONIC AUTOMOTIVE INC                                               644,680
                 9,600   SOTHEBYS HLDGS INC CL A*                                           102,240
                 2,600   SOURCE INFORMATION MGMT CO*                                         22,334
                 7,800   SOURCECORP*                                                        182,754
                13,500   SPANISH BROADCASTING SYS INC CL A*                                 121,500
                 8,600   STAGE STORES INC*                                                  247,422
                 6,100   TALBOTS INC                                                        200,507
                16,620   TETRA TECH INC*                                                    373,618
                   600   THE FINISH LINE INC*                                                18,372
                29,145   ULTIMATE ELECTRONICS INC*                                          262,014
                14,300   UNITED AUTO GROUP INC*                                             371,371
                11,100   VAIL RESORTS INC*                                                  148,740
                 9,600   VALUEVISION MEDIA INC CL A*                                        156,000
                 7,000   VOLT INFORMATION SCIENCES INC*                                     122,500
                 8,800   WACKENHUT CORRECTIONS CORP*                                        183,216
                15,900   WET SEAL INC CL A*                                                 174,741
                 2,500   ZALE CORP*                                                         129,400
                                                                                    ---------------
                         TOTAL CONSUMER SERVICES                                    $    31,300,145

                         ENERGY 4.48%
                 6,500   CIMAREX ENERGY CO*                                         $       132,925
                 4,100   CLAYTON WILLIAMS ENERGY INC*                                        86,100
                 6,050   COMSTOCK RESOURCES INC*                                             90,326
                10,000   CORE LABS NV*                                                      153,100
                10,200   FORREST OIL CORP*                                                  239,190
                 5,200   LONE STAR TECHNOLOGIES INC*                                         72,384

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                   700   MATRIX SERVICE CO*                                         $        17,822
                 4,000   MOOG INC CL A*                                                     169,600
                 4,900   NUEVO ENERGY CO*                                                    96,432
                15,500   OCEANEERING INTL INC*                                              357,430
                11,700   OFFSHORE LOGISTICS INC*                                            255,060
                 1,000   PENN VA CORP                                                        45,350
                 9,600   PETROLEUM DEVELOPMENT CORP*                                        127,296
                35,100   PRIDE INTL INC*                                                    574,938
                 1,800   REMINGTON OIL & GAS CORP*                                           32,130
                 6,200   ROWAN COS INC*                                                     148,490
                13,100   SOUTHWEST GAS CORP                                                 295,798
                   300   SOUTHWESTERN ENERGY CO*                                              5,820
                29,800   SUPERIOR ENERGY SVCS INC*                                          266,412
                79,500   TESORO PETROLEUM CORP*                                             906,300
                 3,400   TETRA TECHNOLOGIES INC*                                             76,874
                 9,800   TOM BROWN INC*                                                     264,796
                12,945   ULTRA PETROLEUM CORP*                                              236,893
                23,400   UNIT CORP*                                                         453,726
                12,500   UNIVERSAL COMPRESSION HLDGS*                                       274,875
                44,600   VARCO INTL INC*                                                    784,514
                52,500   VERITAS DGC INC*                                                   465,150
                16,000   VINTAGE PETROLEUM INC                                              184,800
                24,800   W H ENERGY SVCS INC*                                               388,864
                                                                                    ---------------
                         TOTAL ENERGY                                               $     7,203,395

                         FINANCIAL SERVICES 9.69%
                   800   ABC BANCORP                                                $        13,456
                 3,200   ADVANTA CORP CL B                                                   34,976
                 7,800   ANCHOR BANCORP WISCONSIN INC                                       194,220
                 6,100   ASTORIA FINL CORP                                                  211,304
                   400   BANCFIRST CORP                                                      21,588
                 1,600   BANK OF THE OZARKS INC                                              68,176
                19,800   BANKATLANTIC BANCORP INC CL A                                      332,442
                 9,000   BANKUNITED FINL CORP CL A*                                         198,990
                 1,600   BANNER CORP                                                         38,000
                19,200   BISYS GROUP INC*                                                   274,560
                15,700   BROOKLINE BANCORP INC                                              232,674
                   300   C & F FINANCIAL CORP                                                13,506
                 1,700   CASCADE BANCORP                                                     32,130
                 6,300   CITY HLDG CO                                                       213,066
                 2,200   COLUMBIA BANCORP                                                    35,200
                 5,800   COLUMBIA BANKING SYSTEMS INC                                       112,346
                 9,000   COMMERCIAL CAPITAL BANCORP INC*                                    168,930
                 9,600   COMMUNITY BANK SYS INC                                             468,000
                16,200   COMMUNITY FIRST BANKSHARES INC                                     439,830
                   700   COMMUNITY TRUST BANCORP INC                                         22,575
                19,500   COMPUCREDIT CORP*                                                  385,515
                 1,100   CORUS BANKSHARES INC                                                64,680
                   700   CVB FINL CORP                                                       13,965
                11,800   DELPHI FINL GROUP INC CL A                                         594,366
                11,525   DIGITAL INSIGHT CORP*                                              241,794
                 5,700   DIME COMMUNITY BANCSHARES                                          158,916
                 8,600   EAST WEST BANCORP INC                                              422,174
                 3,300   FBL FINL GROUP INC                                                  86,130
                   800   FIRST COMMUNITY BANCSHARES                                          28,440
                14,300   FIRST NIAGARA FINL GROUP INC                                       204,347
                   900   FIRST PLACE FINL CORP                                               17,325
                 6,700   FIRST REPUBLIC BANK                                                239,860
                 5,500   FIRSTFED FINL CORP*                                                247,500
                22,600   FLAGSTAR BANCORP INC                                               503,980
                 1,800   FLUSHING FINL CORP                                                  43,650
                 1,400   FRONTIER FINL CORP                                                  43,890
                11,000   FULTON FINANCE CORP                                                227,150
                19,900   GOLD BANC CORP INC                                                 257,108
                13,300   GREATER BAY BANCORP                                                358,568
                 1,800   HANCOCK HLDG CO                                                    103,014
                 2,500   HANMI FINL CORP                                                     53,000
                 1,200   HERITAGE COMMERCE CORP*                                             14,160
                 5,300   INDEPENDENT BANK CORP MA                                           154,866
                 2,450   INDEPENDENT BANK CORP MI                                            70,879
                 7,000   IPC HLDGS LTD                                                      262,150
                19,900   IRWIN FINL CORP                                                    557,797
                13,800   JEFFERIES GROUP INC                                        $       427,800
                   600   MERCHANTS BANCSHARES INC                                            17,064
                 4,500   MID STATE BANCSHARES                                               109,485
                 7,800   NARA BANCORP INC                                                   176,280
                 3,500   NBT BANCORP INC                                                     73,500
                35,800   NETBANK INC                                                        490,818
                19,800   NEW CENTURY FINL CORP                                              734,184
                12,930   ODYSSEY RE HLDGS CORP                                              271,271
                 3,700   ORIENTAL FINL GROUP INC                                             94,794
                 6,100   PACIFIC CAPITAL BANCORP                                            207,766
                 1,400   PENN AMERICA GROUP INC                                              21,350
                 2,240   PFF BANCORP INC COM                                                 83,552
                 9,400   PMA CAPITAL CORP CL A                                              123,610
                 8,000   PRIVATEBANCORP INC                                                 324,000
                13,600   PROASSURANCE CORP*                                                 409,360
                 2,400   PROSPERITY BANCSHARES INC                                           55,440
                13,000   R & G FINL CORP CL B                                               427,700
                 7,600   RLI CORP                                                           255,360
                 1,400   SAFETY INSURANCE GROUP INC                                          22,050
                 1,200   SECOND BANCORP INC                                                  33,240
                15,300   SELECTIVE INSURANCE GROUP INC                                      469,710
                 6,800   SILICON VALLEY BANCSHARES*                                         238,680
                 6,500   SOUTH FINL GROUP (THE) INC                                         169,845
                 9,100   STEWART INFORMATION SERVICES CORP*                                 283,465
                 1,800   SUN BANCORP INC*                                                    42,120
                 3,000   SUSQUEHANNA BANCSHARES INC                                          75,150
                   400   TAYLOR CAPITAL GROUP INC                                            10,168
                 1,400   TEXAS REGIONAL BANCSHARES INC                                       50,750
                10,900   THORNBURG MTG INC                                                  297,025
                 7,600   UICI CORP*                                                         113,696
                 3,100   UMB FINL CORP                                                      155,062
                 2,700   UMPQUA HLDG CORP                                                    55,215
                   500   UNION BANKSHARES CORP                                               15,970
                 1,800   USB HLDG CO INC                                                     33,660
                 2,500   WASHINGTON TRUST BANCORP INC                                        71,100
                 2,300   WFS FINL INC*                                                      100,303
                 7,400   WORLD ACCEPT CORP*                                                 132,756
                 3,000   WSFS FINL CORP                                                     127,950
                 9,200   ZENITH NATL INS CORP                                               282,440
                                                                                    ---------------
                         TOTAL FINANCIAL SERVICES                                   $    15,564,882

                         HEALTH CARE 11.20%
                38,400   AAIPHARMA INC*                                             $       694,656
                 7,100   ACCREDO HEALTH INC*                                                226,916
                 6,600   ADVANCED MEDICAL OPTICS INC*                                       133,122
                18,700   ALBANY MOLECULAR RESEARCH INC*                                     274,890
                40,200   ALPHARMA INC CL A                                                  731,640
                18,085   AMERICAN HEALTHWAYS INC*                                           749,623
                20,500   AMERICAN MEDICAL SYS HLDGS INC*                                    410,000
                 5,600   AMERIGROUP CORP*                                                   234,192
                11,419   AMN HEALTHCARE SVCS INC*                                           172,655
                 6,310   BARR LABS INC*                                                     484,419
                 5,900   BRADLEY PHARMACEUTICALS INC*                                       158,533
                 2,400   CANDELA CORP*                                                       41,160
                 6,405   CEPHALON INC*                                                      300,779
                11,400   CHARLES RIVER LABS INTL INC*                                       367,536
                 5,100   COLLAGENEX PHARMACEUTICALS INC*                                     49,062
                27,260   CONCEPTUS INC*                                                     333,935
                 6,970   COVENTRY HEALTH CARE INC*                                          381,607
                18,800   CROSS COUNTRY HEALTHCARE INC*                                      261,132
                19,600   CURATIVE HEALTH SVCS INC*                                          280,084
                10,000   DADE BEHRING HLDGS INC*                                            305,700
                 6,400   DJ ORTHOPEDICS INC*                                                114,880
                 2,000   DYNACQ INTL INC*                                                    33,460
                 5,000   ENZON INC*                                                          55,800
                 7,745   EON LABS INC*                                                      326,142
                 6,400   EPIX MEDICAL INC*                                                  118,464
                18,700   GEN PROBE INC*                                                     500,599
                16,245   HEALTHEXTRAS INC*                                                  190,229
                 5,700   ICU MEDICAL INC*                                                   192,603
                 6,900   IDEXX LABS INC*                                                    326,370
                11,735   IMMUCOR INC*                                                       345,244

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                 6,965   IMPAC MEDICAL SYS INC*                                     $       163,956
                18,890   INTUITIVE SURGICAL INC*                                            273,716
                10,000   INVERESK RESEARCH GROUP INC*                                       232,000
                15,600   KEITHLEY INSTRUMENTS INC                                           251,628
                28,235   KOS PHARMACEUTICALS INC*                                         1,121,212
                17,600   LIFEPOINT HOSPS INC*                                               452,496
                   400   LIGAND PHARMACEUTICALS CL B*                                         5,512
                11,800   MATRIA HEALTHCARE INC*                                             198,240
                 5,700   MEDICINES CO*                                                      151,905
                 5,000   MERIDIAN BIOSCIENCE INC                                             49,800
                 6,855   MGI PHARMA INC*                                                    257,474
                 7,800   MID ATLANTIC MEDICAL SVCS INC*                                     455,520
                12,000   NEUROCHEM INC*                                                     168,120
                21,200   NOVAVAX INC*                                                       144,372
                 5,325   PHARMACEUTICAL RESOURCES INC*                                      384,891
                31,600   PRIORITY HEALTHCARE CORP CL B*                                     683,508
                11,700   RESPIRONICS INC*                                                   487,773
                13,800   SALIX PHARMACEUTICALS LTD*                                         273,240
                20,800   SOLA INTL INC*                                                     356,720
                 2,600   SYBRON DENTAL SPECIALTIES INC*                                      59,800
                17,030   TARO PHARMACEUTICAL INDS LTD*                                    1,094,177
                 7,800   TECHNE CORP*                                                       271,674
                15,300   UNITED SURGICAL PARTNERS INTL INC*                                 461,448
                43,100   US ONCOLOGY INC*                                                   471,514
                19,200   VCA ANTECH INC*                                                    542,208
                 5,800   WEST PHARMACEUTICAL SVCS INC                                       191,690
                                                                                    ---------------
                         TOTAL HEALTH CARE                                          $    18,000,026

                         INDUSTRIAL 0.36%
                 1,900   AAON INC*                                                  $        35,131
                   400   BHA GROUP HLDGS INC                                                  9,360
                 7,000   CASCADE CORP                                                       167,650
                 1,400   CHESAPEAKE UTILITIES CORP                                           34,132
                 3,600   CSS INDUSTRIES INC                                                  97,164
                22,800   DIAMONDCLUSTER INTL INC*                                           202,920
                 3,700   LADISH CO INC*                                                      28,938
                                                                                    ---------------
                         TOTAL INDUSTRIAL                                           $       575,295

                         REAL ESTATE (PUBLICLY TRADED) 4.62%
                 1,300   ACADIA REALTY TRUST REIT                                   $        14,742
                 6,800   ANTHRACITE CAPITAL INC                                              69,292
                54,400   ANWORTH MTG ASSET CORP                                             763,776
                 6,900   BOYKIN LODGING CO                                                   57,132
                25,200   BRANDYWINE REALTY TRUST                                            638,568
                 8,700   CBL & ASSOCIATES PPTYS INC                                         463,710
                 8,700   CORPORATE OFFICE PPTYS TRUST                                       168,258
                 4,780   CORRECTIONS CORP OF AMERICA*                                       117,397
                15,200   ENTERTAINMENT PROPERTIES TRUST REIT                                489,136
                21,800   EQUITY INNS INC                                                    184,210
                32,500   FELCOR LODGING TRUST                                               331,175
                13,500   GLENBOROUGH REALTY TRUST INC                                       263,250
                19,900   HERITAGE PPTY INVESTMENT TRUST                                     561,180
                34,800   HRPT PPTYS TRUST                                                   325,728
                26,600   INNKEEPERS USA TRUST                                               231,420
                25,300   KILROY REALTY CORP                                                 731,170
                10,100   KOGER EQUITY INC                                                   195,637
                41,800   LA QUINTA CORP*                                                    257,906
                 6,900   LASALLE HOTEL PROPERTIES                                           116,265
                 6,700   LTC PPTYS INC                                                       79,328
                 3,700   MID AMER APT CMNTYS INC                                            116,180
                18,100   NATIONAL HEALTH INVESTORS INC                                      384,625
                 7,800   PENNSYLVANIA REAL ESTATE TRUST                                     260,520
                46,600   PRIME HOSPITALITY CORP*                                            424,060
                   800   TANGER FACTORY OUTLET CENTERS INC REIT                              32,304
                14,700   WINSTON HOTELS INC REIT                                            147,735
                                                                                    ---------------
                         TOTAL REAL ESTATE (PUBLICLY TRADED)                        $     7,424,704

                         SOFTWARE & COMPUTER SERVICES 0.25%
                 1,300   ANSOFT CORP*                                               $        15,197
                   700   GSI COMMERCE INC*                                                    6,832
                11,100   OPNET TECHNOLOGIES INC*                                            155,844
                14,080   PORTAL SOFTWARE INC*                                               225,280
                                                                                    ---------------
                         TOTAL SOFTWARE & COMPUTER SERVICES                         $       403,153

                         TECHNOLOGY 20.31%
                40,440   ACTIVCARD CORP*                                            $       341,718
                11,900   ACTIVISION INC*                                                    179,571
                20,400   ADAPTEC INC*                                                       173,604
                 1,830   ADVANCED SEMICONDUCTER ENGINEERING INC
                         SPON ADR*                                                            8,564
                98,150   AEROFLEX INC*                                                      910,832
                 6,200   ALTIRIS INC*                                                       213,156
                17,900   ANDREW CORP*                                                       234,132
                13,300   ANTEON INTL CORP*                                                  454,062
                 5,400   APPLIED SIGNAL TECHNOLOGY INC                                      111,780
                21,200   ARRIS GROUP INC*                                                   127,200
                19,055   ARTISAN COMPONENTS INC*                                            390,818
                 2,700   ASK JEEVES INC*                                                     51,732
                14,300   ASPEN TECHNOLOGY INC*                                              114,400
                 9,540   AT ROAD INC*                                                       123,066
                 1,400   AUDIOVOX CORP CL A*                                                 16,800
                15,900   AVOCENT CORP*                                                      601,020
               105,600   AXCELIS TECHNOLOGIES INC*                                        1,117,248
                22,300   BELL MICROPRODUCTS INC*                                            188,212
                77,260   BORLAND SOFTWARE CORP*                                             686,069
                 4,100   BROOKS AUTOMATION INC*                                             102,295
                35,500   CABLE DESIGN TECHNOLOGIES CORP*                                    342,220
                 5,100   CENTILLIUM COMMUNICATIONS INC*                                      27,336
                15,715   CERIDIAN INC*                                                      330,015
                27,900   CHECKPOINT SYS INC*                                                525,636
                49,800   CIRRUS LOGIC INC*                                                  406,368
                12,300   COMMONWEALTH TELEPHONE ENTERPRISES INC*                            501,348
                17,700   COMMSCOPE INC*                                                     274,173
                17,600   COMPUTER TASK GROUP INC*                                            67,760
                 4,400   COMTECH TELECOMMUNICATIONS CORP*                                   129,580
                33,000   CREDENCE SYS CORP*                                                 538,230
                33,700   CSG SYS INTL INC*                                                  387,213
                 2,000   CURTISS WRIGHT CORP                                                148,000
                   600   DENDRITE INTL INC*                                                   9,060
                 6,100   DIODES INC*                                                        144,204
                24,800   DOT HILL SYS CORP*                                                 332,568
                 2,100   DUCOMMUN INC*                                                       39,270
                18,100   E PIPHANY INC*                                                     125,614
                 6,900   ELECTRO RENT CORP*                                                 101,085
                25,145   ELECTRONICS FOR IMAGING CORP*                                      681,430
                16,415   EMULEX CORP*                                                       464,873
                36,105   ESPEED INC*                                                        983,861
                 9,300   EVANS & SUTHERLAND COMPUTER CORP*                                   53,940
                21,500   EXAR CORP*                                                         345,935
                60,260   EXTREME NETWORKS INC*                                              518,236
                 5,800   FACTSET RESEARCH SYS INC                                           253,112
                12,800   FEDERAL SIGNAL CORP                                                189,312
                 6,100   FEI CO*                                                            144,875
                 6,400   FILENET CORP*                                                      171,008
                13,900   FINDWHAT.COM INC*                                                  232,269
                21,600   FSI INTL INC*                                                      136,080
                 3,500   GENERAL CABLE CORP*                                                 33,215
                 1,700   GENERAL COMMUNICATION INC CL A*                                     16,762
                23,400   GERBER SCIENTIFIC INC*                                             184,860
                 9,300   GLOBAL IMAGING SYS INC*                                            270,165
                47,030   GLOBESPAN VIRATA INC*                                              289,705
                 3,500   GROUP 1 SOFTWARE INC*                                               63,175
                59,420   HARRIS INTERACTIVE INC*                                            395,143
                 3,700   HEICO CORP                                                          56,610
                23,420   HYPERION SOLUTIONS CORP*                                           784,336
                 1,200   INET TECHNOLOGIES INC*                                              16,140
                28,700   INFOCUS CORP*                                                      189,133
                12,500   INSIGHT COMMUNICATIONS INC*                                        121,125
                14,800   INTEGRATED DEVICE TECHNOLOGY INC*                                  232,360
                 6,500   INTERDIGITAL COMMUNICATIONS CORP*                                  110,435
                12,500   INTERLAND INC*                                                      95,125
                10,200   INTERVOICE INC*                                                    106,182
               123,500   INTERWOVEN INC*                                                    468,065
                 3,000   INTL RECTIFIER CORP*                                               143,190
                 7,300   KAMAN CORP CL A                                                     89,060
                11,600   KOMAG INC*                                                         218,776

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                15,930   LAM RESEARCH CORP*                                         $       457,828
                20,400   LATTICE SEMICONDUCTOR CORP*                                        159,120
                22,825   LIONBRIDGE TECHNOLOGIES INC*                                       206,110
                 8,300   LTX CORP*                                                          118,607
                12,300   MAGMA DESIGN AUTOMATION INC*                                       298,029
                10,525   MANHATTAN ASSOCS INC*                                              293,016
                 3,475   MARVELL TECHNOLOGY GROUP LTD*                                      152,448
                13,900   MAXTOR CORP*                                                       190,013
                 7,900   MAXWELL TECHNOLOGIES INC*                                           64,069
                   300   MERCURY COMPUTER SYS INC*                                            6,453
                31,900   MICROMUSE INC*                                                     256,795
                 2,600   MICROSEMI CORP*                                                     53,820
                25,200   MKS INSTRUMENTS INC*                                               655,200
                 9,200   MTC TECHNOLOGIES INC*                                              269,468
                16,900   MYKROLIS CORP*                                                     249,275
                 3,700   NEOFORMA INC*                                                       58,608
                 2,600   NETFLIX INC*                                                       148,980
                15,500   NETIQ CORP*                                                        188,170
                16,400   NETWORK ASSOCIATES INC*                                            228,452
                18,000   NEWPORT CORP*                                                      283,680
                24,133   PARTHUSCEVA INC*                                                   178,343
                34,900   PAXAR CORP*                                                        418,102
                21,990   PC TEL INC*                                                        222,759
                11,200   PEGASUS SOLUTIONS INC*                                             122,304
                14,340   PER SE TECHNOLOGIES INC*                                           195,024
                25,900   PHOENIX TECHNOLOGIES LTD*                                          170,422
                 4,700   PLANTRONICS INC*                                                   130,707
                 3,100   PRICELINE.COM INC*                                                  86,986
                17,100   PROGRESS SOFTWARE CORP*                                            377,397
                 9,100   PROQUEST CO*                                                       270,270
                 8,800   RAINBOW TECHNOLOGIES INC*                                          108,328
                 2,800   RENAISSANCE LEARNING INC*                                           70,448
                 2,700   RSA SEC INC*                                                        35,019
                15,395   RUDOLPH TECHNOLOGIES INC*                                          402,579
                   700   SAFENET INC*                                                        23,345
                13,600   SEMTECH CORP*                                                      301,920
                20,900   SERENA SOFTWARE INC*                                               360,525
                51,345   SILICON IMAGE INC*                                                 360,955
                25,450   SILICON STORAGE TECHNOLOGY INC*                                    284,531
                 5,300   SOUTHERN UNION CO*                                                  93,333
                 7,700   SS & C TECHNOLOGIES INC                                            169,400
                18,900   SYMMETRICOM INC*                                                   136,080
                15,000   SYSTEMS & COMPUTER TECHNOLOGY CORP*                                220,500
                27,800   TAKE-TWO INTERACTIVE SOFTWARE INC*                               1,099,490
                 2,000   TALK AMERICA HLDGS INC*                                             24,960
                34,000   TECHNOLOGY SOLUTIONS CO*                                            47,940
                33,400   TEKELEC*                                                           537,406
                 8,200   THQ INC*                                                           145,468
                18,970   TIER TECHNOLOGIES INC CL B*                                        194,443
                15,200   TOLLGRADE COMMUNICATIONS INC*                                      238,184
                 1,300   TRADESTATION GROUP INC*                                             11,063
                 1,000   TRANSACTION SYS ARCHITECTS INC CL A*                                20,000
                23,665   TTM TECHNOLOGIES INC*                                              381,007
                 3,300   ULTRATECH INC*                                                     102,993
                 5,000   UNITED ONLINE INC*                                                 143,950
                12,900   VEECO INSTRUMENTS INC*                                             326,886
                10,900   VERINT SYS INC*                                                    244,051
                20,900   VERISITY LTD*                                                      261,041
                33,085   VIRAGE LOGIC CORP*                                                 327,542
                42,410   WATCHGUARD TECHNOLOGIES INC*                                       243,858
                 3,200   WEBSENSE INC*                                                       74,880
                 8,500   WHITE ELECTRONIC DESIGNS CORP*                                      93,500
                15,600   XICOR INC*                                                         176,592
                14,400   ZORAN CORP*                                                        239,904
                                                                                    ---------------
                         TOTAL TECHNOLOGY                                           $    32,647,028

                         TRANSPORTATION 2.42%
                 7,500   ATLANTIC COAST AIRLINES HLDGS INC*                         $        83,025
                 4,200   COVENANT TRANSPORT INC CL A*                                        80,094
                56,200   EXPRESSJET HLDGS INC*                                              859,860
                 5,900   FLORIDA EAST COAST INDS INC CL A                                   175,348
                13,600   GENESEE & WYOMING INC CL A*                                        330,616
                 7,200   OVERNITE CORP*                                             $       159,552
                25,800   OVERSEAS SHIPHOLDING GROUP                                         703,308
                46,595   PACER INTL INC*                                                    960,789
                 8,100   SCS TRANSPORTATION INC*                                            121,581
                11,000   SWIFT TRANSPORTATION INC*                                          246,730
                 1,300   US XPRESS ENTERPRISES INC CL A*                                     16,536
                 4,600   YELLOW CORP*                                                       151,110
                                                                                    ---------------
                         TOTAL TRANSPORTATION                                       $     3,888,549

                         UTILITIES 1.20%
                 7,600   AGL RESOURCES INC                                          $       213,940
                30,400   AVISTA CORP                                                        516,800
                 5,200   ENERGEN CORP                                                       191,724
                 6,300   IONICS INC*                                                        179,487
                 5,100   SOUTH JERSEY INDS INC                                              193,443
                12,500   UIL HLDGS CORP                                                     469,500
                 8,200   WESTAR ENERGY INC                                                  163,836
                                                                                    ---------------
                         TOTAL UTILITIES                                            $     1,928,730

                                                                                    ---------------
TOTAL COMMON STOCK (COST $150,381,431)                                              $   157,326,624

                                                                                    ---------------
TOTAL INVESTMENTS AT VALUE 97.90% (COST $150,381,431)                                   157,326,624

                                                                                    ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 2.10%                                               3,374,431

                                                                                    ---------------
NET ASSETS 100.00%                                                                  $   160,701,055

See Notes to Financial Statements.

REIT      Real Estate Investment Trust
SPON ADR  Sponsored American Depositary Receipt

* Non-income producing security.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INTERNATIONAL EQUITY FUND

October 31, 2003 (Unaudited)

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK 93.88%
                         AUSTRALIA 1.84%
               190,477   BHP BILLITON LTD                                           $     1,583,992
                71,900   FOSTERS GROUP LTD                                                  233,146
                17,100   MACQUARIE BANK LTD                                                 422,724
                    22   NEWS CORP LTD                                                          196
               150,000   PASMINCO LTD*                                                           --
                 5,543   RIO TINTO LTD                                                      140,213
                15,800   SIGMA CO LTD                                                        75,113
                34,000   TOLL HLDGS LTD                                                     201,682
                60,400   WMC RESOURCES LTD*                                                 219,427
                                                                                    ---------------
                         TOTAL AUSTRALIA                                            $     2,876,493

                         AUSTRIA 0.21%
                 3,000   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG             $       331,696
                                                                                    ---------------
                         TOTAL AUSTRIA                                              $       331,696

                         BELGIUM 0.19%
                 4,800   UMICORE                                                    $       292,113
                                                                                    ---------------
                         TOTAL BELGIUM                                              $       292,113

                         CANADA 3.33%
                31,800   CELESTICA INC*                                             $       451,166
                16,000   CINRAM INTL INC                                                    333,462
                 4,500   COGNOS INC*                                                        155,411
                19,100   INCO LTD*                                                          633,841
                22,700   MANULIFE FINL CORP                                                 688,896
                 7,200   PETRO CANADA                                                       290,229
                 3,400   PRECISION DRILLING CORP*                                           133,802
                 4,700   RESEARCH IN MOTION*                                                207,676
                 6,100   SHOPPERS DRUG MART CORP*                                           133,982
                44,700   TALISMAN ENERGY INC                                              2,183,705
                                                                                    ---------------
                         TOTAL CANADA                                               $     5,212,170

                         CHINA 0.67%
               262,500   BYD CO LTD CL H                                            $       684,500
               238,000   HUANENG PWR INTL INC SER H                                         370,836
                                                                                    ---------------
                         TOTAL CHINA                                                $     1,055,336

                         DENMARK 0.50%
                   100   A P MOLLER MAERSK A S                                      $       785,044
                                                                                    ---------------
                         TOTAL DENMARK                                              $       785,044

                         EGYPT 0.08%
                10,800   ORASCOM CONSTRUCTION                                       $       120,829
                                                                                    ---------------
                         TOTAL EGYPT                                                $       120,829

                         FINLAND 0.62%
                25,600   NOKIA OYJ                                                  $       434,794
                10,500   OUTOKUMPU OYJ                                                      127,067
                21,800   UPM KYMMENE OYJ                                                    408,014
                                                                                    ---------------
                         TOTAL FINLAND                                              $       969,875

                         FRANCE 9.02%
                 3,700   ACCOR SA                                                   $       145,511
                   800   AIR LIQUIDE SA                                                     118,575
                41,200   AVENTIS SA                                                       2,181,617
                29,400   AXA                                                                557,093
                 2,298   BIC                                                                 95,156
                17,700   BNP PARIBAS SA                                                     930,046
                 1,200   BONDUELLE SCA                                                       95,139
                12,900   BOUYGUES                                                           350,912
                 8,700   CHRISTIAN DIOR SA                                                  484,651
                26,000   CIE DE ST-GOBAIN                                                 1,096,865
                34,131   CREDIT AGRICOLE SA                                                 724,904
                 2,100   GROUPE DANONE                                                      316,874
                 2,300   KLEPIERRE                                                          122,591
                 3,900   ORPEA*                                                              62,112
                17,354   PSA PEUGEOT CITROEN                                                744,422
                11,900   RENAULT SA                                                         787,140
                 1,500   RODRIGUEZ GROUP                                                    101,835
                19,463   SANOFI-SYNTHELABO SA                                             1,204,821
                 2,900   SCHNEIDER ELECTRIC SA                                      $       169,742
                 2,900   SEB SA                                                             319,594
                52,000   THOMSON                                                          1,095,354
                12,300   TOTAL SA                                                         1,911,743
                 6,880   VINCI SA                                                           498,675
                                                                                    ---------------
                         TOTAL FRANCE                                               $    14,115,372

                         GERMANY 4.87%
                 4,200   ALTANA AG                                                  $       264,680
                 6,302   BAYER AG                                                           151,430
                31,200   BAYERISCHE MOTOREN WERKE AG                                      1,249,502
                27,600   DEUTSCHE LUFTHANSA AG                                              432,827
                20,600   DEUTSCHE POST AG                                                   396,331
                23,083   DEUTSCHE TELEKOM AG REGD*                                          363,601
                18,900   E.ON AG                                                            955,310
                 2,601   HYPO REAL ESTATE HLDG AG*                                           45,355
                 5,000   INFOSYS TECHNOLOGIES SPON ADR                                      423,050
                14,800   METRO AG                                                           605,272
                 6,056   MUENCHENER RUECKVERSICHERUNGS AG REGD                              722,244
                 1,200   PUMA AG                                                            175,045
                 4,400   SAP AG                                                             640,142
                16,100   SIEMENS AG REGD                                                  1,085,543
                 2,300   STADA ARZNEIMITTEL AG                                              119,223
                                                                                    ---------------
                         TOTAL GERMANY                                              $     7,629,555

                         GREECE 0.71%
                15,100   COCA COLA HELLENIC BOTTLING SA                             $       292,445
                 4,800   FOLLI FOLLIE SA                                                    112,493
                63,600   HELLENIC TELECOM ORGANIZATION SA                                   712,733
                                                                                    ---------------
                         TOTAL GREECE                                               $     1,117,671

                         HONG KONG 2.81%
               139,500   BOC HONG KONG HLDGS LTD                                    $       241,611
               268,000   CATHAY PACIFIC AIRWAYS LTD                                         512,484
               124,000   CHINA INSURANCE INTL HLDGS CO LTD                                   83,032
                46,000   CHINA MOBILE LTD                                                   130,613
               240,500   CNOOC LTD                                                          453,703
               156,000   DENWAY INVESTMENT                                                  128,565
                57,500   ESPRIT HLDGS LTD                                                   180,666
                44,900   HANG SENG BANK LTD                                                 560,838
               120,000   HENDERSON LAND DEVELOPMENT CO                                      503,754
                18,000   HUTCHISON WHAMPOA LTD                                              139,653
               178,000   LI & FUNG                                                          299,123
                12,000   PICC PROPERTY & CASUALTY CL H*                                       2,810
                15,000   SUN HUNG KAI PPTYS LTD                                             127,001
               118,500   SWIRE PACIFIC LTD CL A                                             723,296
                84,585   TECHTRONIC INDUSTRIES CO                                           233,092
                33,000   WHARF HLDGS LTD                                                     83,077
                                                                                    ---------------
                         TOTAL HONG KONG                                            $     4,403,318

                         INDIA 0.59%
                 6,100   DOCTOR REDDYS LAB                                          $       162,626
                 3,100   HDFC BANK LTD ADR                                                   80,259
                37,800   SATYAM COMPUTER SERVICES LTD ADR                                   684,180
                                                                                    ---------------
                         TOTAL INDIA                                                $       927,065

                         INDONESIA 0.06%
               232,500   PT UNILEVER INDONESIA TBK                                  $        88,250
                                                                                    ---------------
                         TOTAL INDONESIA                                            $        88,250

                         IRELAND 2.65%
               119,280   ALLIED IRISH BANKS PLC                                     $     1,746,324
                21,400   ANGLO IRISH BANK PLC                                               256,985
                57,400   CRH PLC                                                          1,031,149
                 3,990   DEPFA BANK PLC                                                     446,676
                11,700   GRAFTON GROUP PLC UTS                                               72,767
                11,700   RYANAIR HLDGS PLC SPON ADR*                                        602,550
                                                                                    ---------------
                         TOTAL IRELAND                                              $     4,156,451

                         ISRAEL 0.15%
                 4,200   TEVA PHARMACEUTICAL INDS LTD SPON ADR                      $       238,938
                                                                                    ---------------
                         TOTAL ISRAEL                                               $       238,938

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                         ITALY 0.26%
                32,152   CAPITALIA SPA*                                             $        89,704
                 9,500   MERLONI ELETTRODOMESTICI SPA                                       160,134
                21,200   SAIPEM SPA                                                         154,278
                                                                                    ---------------
                         TOTAL ITALY                                                $       404,116

                         JAPAN 20.10%
                11,780   ACOM CO LTD                                                $       527,199
                 3,600   ADVANTEST CORP                                                     268,195
                 3,200   ASKUL CORP                                                         168,536
                 3,100   BANDAI CO                                                           82,340
                 2,100   BELLUNA CO LTD                                                      83,668
                 8,200   BENESSE CORP                                                       201,392
                 7,000   BRIDGESTONE CORP                                                    91,691
                20,000   CALSONIC KANSEI CORP                                               152,272
                45,000   CANON INC                                                        2,177,650
                   900   CAWACHI LTD                                                         63,856
                21,000   CHIYODA CORP*                                                      136,963
                40,000   DAI NIPPON PRINTING CO LTD                                         617,820
                31,000   DAIWA SECS GROUP INC                                               226,716
                    11   DENTSU INC                                                          49,529
                    60   EAST JAPAN RAILWAY CO                                              271,797
                 6,500   FANUC LTD                                                          390,822
                 9,200   FAST RETAILING CO LTD                                              559,021
                    12   FUJI TELEVISION NETWORK INC                                         63,856
                31,000   FUJITSU LTD                                                        194,288
                28,000   HINO MOTORS LTD                                                    159,949
                14,000   HITACHI LTD                                                         82,267
                42,700   HONDA MOTOR CO LTD                                               1,685,705
                 4,700   HOYA CORP                                                          425,388
                   300   JAPAN TELECOM CO LTD                                               897,803
                    21   JAPAN TOBACCO INC                                                  140,210
                 1,300   KAPPA CREATE CO LTD                                                111,984
                45,000   KAWASAKI KISEN KAISHA LTD                                          180,516
                 3,070   KEYENCE CORP                                                       675,241
                 3,400   KOMERI CO LTD                                                       77,628
               113,300   KONICA MINOLTA HLDGS INC                                         1,489,230
                12,200   MARUI CO LTD                                                       154,921
                21,000   MATSUSHITA ELECTRIC INDL CO LTD                                    276,791
                    31   MILLEA HLDGS INC                                                   369,400
                 2,300   MISUMI CORP                                                        104,816
                12,000   MITSUBISHI CORP                                                    124,546
                29,000   MITSUBISHI ELECTRIC CORP                                           129,522
                52,500   MITSUBISHI ESTATE CO LTD                                           503,343
                75,000   MITSUBISHI HEAVY IND CO LTD                                        206,031
                   113   MITSUBISHI TOKYO FINL GROUP INC                                    812,025
                63,000   MITSUI & CO                                                        458,453
                12,000   MITSUI FUDOSAN                                                     111,666
                16,000   MITSUI SUMITOMO INSURANCE CO                                       131,860
                 1,000   NAKANISHI INC                                                       51,758
                    16   NET ONE SYSTEMS                                                    119,925
                46,000   NIKKO CORDIAL CORP                                                 248,128
                11,000   NIPPON ELECTRIC GLASS CO LTD                                       202,119
                    87   NIPPON TEL & TEL CORP                                              388,566
                   410   NIPPON TELEVISION NETWORK CORP                                      59,336
                83,600   NISSAN MOTOR CO                                                    936,874
                 1,900   NITORI CO LTD                                                      121,153
                21,100   NITTO DENKO CORP                                                 1,107,445
                66,000   NOMURA HLDGS INC                                                 1,133,470
                72,200   NSK LTD                                                            297,509
                   170   NTT DOCOMO INC                                                     368,036
                 6,000   OMRON CORP                                                         131,532
                 4,100   ORACLE CORP JAPAN                                                  240,551
                 5,100   ORIX CORP                                                          429,117
                 5,600   PIONEER CORP                                                       139,573
                   400   POINT INC                                                            9,460
                15,300   PROMISE CO LTD                                                     687,515
                 2,800   ROHM CO                                                            377,459
                54,000   SANYO ELECTRIC CO LTD                                              247,564
                 4,500   SAWAI PHARMACEUTICAL CO LTD                                        158,412
                14,000   SECOM CO LTD                                                       547,596
                63,000   SEKISUI CHEMICAL                                                   310,029
                23,000   SHARP CORP                                                 $       362,150
                 4,100   SMC CORP                                                           493,410
                    34   SUMITOMO MITSUI FINL GROUP INC                                     171,028
                25,000   SUMITOMO REALTY & DEVELOPMENT                                      231,955
                67,000   SUMITOMO TRUST & BKG CO                                            374,203
                 4,800   SUZUKEN CO LTD                                                     148,451
                 7,540   TAKEFUJI CORP                                                      446,495
                    32   THE GOODWILL GROUP INC                                             230,536
                22,200   THK CO                                                             450,321
                 4,300   TOKYO BROADCASTING SYS INC                                          68,880
                 7,400   TOKYO ELECTRON LTD                                                 530,423
                90,000   TOKYU CORP                                                         446,173
                   246   UFJ HLDGS*                                                       1,051,712
                 5,800   USS CO LTD                                                         412,043
                    21   YAHOO JAPAN CORP*                                                  311,366
                25,700   YAMAHA CORP                                                        517,811
                46,100   YAMANOUCHI PHARMACEUTICAL CO                                     1,157,375
                 9,000   YAMATO TRANSPORT CO LTD                                            119,607
                                                                                    ---------------
                         TOTAL JAPAN                                                $    31,473,972

                         MEXICO 0.34%
               158,800   AMERICA MOVIL SA DE CV SER L*                              $       188,757
               166,900   GRUPO FINANCIERO BBVA BANCOMER SA DE CV CL B*                      141,661
                76,700   WAL-MART DE MEXICO SER C                                           199,671
                                                                                    ---------------
                         TOTAL MEXICO                                               $       530,089

                         NETHERLANDS 5.74%
                15,800   ABN AMRO HLDGS NV                                          $       331,533
                36,700   AEGON NV                                                           481,247
                11,900   AKZO NOBEL NV                                                      376,278
                 4,000   EURONEXT NV                                                         97,882
                28,800   ING GROEP NV CVA                                                   597,953
                33,838   KONINKLIJKE AHOLD NV*                                              286,371
                64,400   KONINKLIJKE KPN NV*                                                489,617
                64,957   KONINKLIJKE PHILIPS ELECTRS NV                                   1,751,135
                 8,500   QIAGEN NV*                                                          99,603
                39,100   ROYAL DUTCH PETROLEUM CO                                         1,734,970
                83,300   TNT POST GROEP NV                                                1,796,312
                39,800   VEDIOR NV CVA                                                      573,717
                12,300   VNU NV                                                             374,627
                                                                                    ---------------
                         TOTAL NETHERLANDS                                          $     8,991,245

                         NEW ZEALAND 0.29%
               150,732   TELECOM CORP OF NEW ZEALAND                                $       448,268
                                                                                    ---------------
                         TOTAL NEW ZEALAND                                          $       448,268

                         NORWAY 0.85%
                11,700   NORSK HYDRO ASA                                            $       658,451
               123,000   TELENOR ASA                                                        669,608
                                                                                    ---------------
                         TOTAL NORWAY                                               $     1,328,059

                         PORTUGAL 0.30%
                56,700   PORTUGAL TELECOM SA                                        $       476,556
                                                                                    ---------------
                         TOTAL PORTUGAL                                             $       476,556

                         SINGAPORE 1.29%
                24,000   DBS GROUP HLDGS LTD                                        $       197,134
                55,000   HYFLUX LTD                                                          58,129
                97,000   NEPTUNE ORIENT LINES LTD*                                          123,691
                72,000   OSIM INTL LTD                                                       43,838
             1,045,000   SINGAPORE TELECOM LTD                                            1,032,425
                89,000   UNISTEEL TECHNOLOGY LTD                                             67,480
                45,000   UNITED OVERSEAS BANK                                               351,532
                13,000   VENTURE MFG SINGAPORE LTD                                          141,130
                                                                                    ---------------
                         TOTAL SINGAPORE                                            $     2,015,359

                         SOUTH AFRICA 0.18%
                49,400   MTN GROUP LTD*                                             $       176,966
               166,100   NETWORK HEALTHCARE HLDGS LTD*                                      105,996
                                                                                    ---------------
                         TOTAL SOUTH AFRICA                                         $       282,962

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                         SOUTH KOREA 1.99%
                 3,790   HANA BANK                                                  $        65,969
                 5,600   KOOKMIN BANK                                                       204,411
                 8,850   LG ELECTRONICS INC                                                 458,390
                 1,720   POSCO                                                              200,558
                 4,280   SAMSUNG ELECTRONICS CO LTD                                       1,699,704
                 2,800   SK TELECOM                                                         494,466
                                                                                    ---------------
                         TOTAL SOUTH KOREA                                          $     3,123,498

                         SPAIN 2.20%
                17,600   ALTADIS SA SER A                                           $       426,796
                15,400   AMADEUS GLOBAL TRAVEL DISTR SER A                                   96,673
                   149   ANTENA 3 TELEVISION SA*                                              4,862
                39,900   BANCO BILBAO VIZCAYA ARGENTARIA SA                                 457,808
                 3,800   BANCO POPULAR ESPANOL                                              197,595
                47,700   BANCO SANTANDER CENTRAL HISPANO SA                                 457,473
                66,300   ENDESA SA                                                        1,052,057
                 4,200   GRUPO FERROVIAL SA                                                 119,914
                 5,500   PROSEGUR COMP SEGURIDAD                                             89,512
                44,000   TELEFONICA SA                                                      547,305
                                                                                    ---------------
                         TOTAL SPAIN                                                $     3,449,995

                         SWEDEN 0.77%
                 6,700   ATLAS COPCO AB CL A                                        $       235,333
                16,400   AUTOLIV INC SPON ADR                                               540,300
                 5,400   GUNNEBO AB                                                         119,410
                11,000   VOLVO AB CL B                                                      307,402
                                                                                    ---------------
                         TOTAL SWEDEN                                               $     1,202,445

                         SWITZERLAND 8.92%
                   900   ACTELION LTD*                                              $        85,596
                27,800   ADECCO SA                                                        1,639,458
                 3,800   CONVERIUM HLDG AG                                                  187,247
                51,971   CREDIT SUISSE GROUP                                              1,831,157
                 1,000   GEBERIT AG                                                         411,877
                40,000   LOGITECH INTL SA*                                                1,602,576
                 1,600   MICRONAS SEMICONDUCTOR*                                             66,499
                 4,319   NESTLE SA                                                          950,901
                58,900   NOVARTIS AG                                                      2,245,112
                12,100   ROCHE HLDG AG                                                    1,001,273
                 1,100   SERONO SA                                                          759,501
                   800   SGS SOC GEN SURVEILLANCE R                                         451,717
                 4,771   SWISS RE                                                           300,298
                24,025   UBS AG                                                           1,475,306
                 7,468   ZURICH FINL SVCS AG*                                               956,325
                                                                                    ---------------
                         TOTAL SWITZERLAND                                          $    13,964,843

                         TAIWAN 1.57%
                94,000   AU OPTRONICS CORP*                                         $       126,717
               196,000   CATHAY FINL HLDG CO LTD                                            323,061
               546,060   EVA AIRWAYS CORP                                                   231,443
                84,000   HON HAI PRECISION INDS                                             375,806
                18,000   MEDIATEK INC                                                       185,430
               122,020   NAN YA PLASTICS CORP                                               162,693
                96,000   PREMIER IMAGE TECHNOLOGY CORP                                      158,234
               129,000   QUANTA COMPUTER INC                                                351,214
               168,000   TAIWAN SEMICONDUCTOR MFG*                                          331,302
               226,000   UNITED MICROELECTRONICS CORP*                                      206,876
                                                                                    ---------------
                         TOTAL TAIWAN                                               $     2,452,776

                         THAILAND 0.08%
               358,300   LAND & HOUSE PUBLIC CO LTD                                 $       121,245
                                                                                    ---------------
                         TOTAL THAILAND                                             $       121,245

                         TURKEY 0.04%
             1,595,900   ENKA INSAAT VE SANAYI AS                                   $        55,959
                                                                                    ---------------
                         TOTAL TURKEY                                               $        55,959

                         UNITED KINGDOM 20.49%
                22,000   3I GROUP PLC                                               $       231,464
                74,612   ABBEY NATL PLC                                                     712,514
                15,900   ACAMBIS PLC*                                                        98,752
                18,700   ASTRAZENECA PLC                                            $       888,153
                57,200   AVIVA PLC                                                          469,312
                39,600   BAA PLC                                                            313,148
               102,700   BAE SYS PLC                                                        318,926
               119,000   BG GROUP PLC                                                       542,706
                56,600   BHP BILLITON PLC                                                   444,459
                33,659   BOC GROUP PLC                                                      458,940
                77,200   BOOTS GROUP PLC                                                    933,407
               135,200   BP PLC                                                             938,359
               129,100   BRITISH AIRWAYS PLC*                                               455,679
                39,200   BRITISH AMERICAN TOBACCO INDS PLC                                  473,958
                82,800   BRITISH SKY BROADCASTING PLC*                                      899,248
               119,800   BT GROUP PLC                                                       377,111
               104,900   CADBURY SCHWEPPES PLC                                              672,433
                44,300   CAPITA GROUP PLC                                                   185,870
                 7,500   CATTLES HLDGS PLC                                                   40,600
               422,600   CENTRICA PLC                                                     1,323,107
                16,000   CP SHIPS LTD                                                       302,872
                53,900   DAVIS SERVICE GROUP PLC                                            346,655
                82,000   DIAGEO PLC                                                         964,309
               101,800   EMI GROUP PLC                                                      302,312
                35,700   ENTERPRISE INNS PLC                                                512,213
                 9,400   GALEN HLDGS PLC                                                    120,672
                17,300   GLAXOSMITHKLINE PLC                                                370,488
               201,392   GRANADA PLC                                                        400,704
                30,560   HANSON PLC                                                         211,584
               280,000   HAYS PLC                                                           579,678
               140,917   HBOS PLC                                                         1,639,230
                73,683   HSBC HLDGS PLC                                                   1,107,421
                14,689   IMPERIAL TOBACCO GROUP PLC                                         243,532
                98,600   KINGFISHER PLC                                                     472,677
                60,600   LLOYDS TSB GROUP PLC                                               420,853
                12,800   MAN GROUP PLC                                                      314,737
                35,100   MFI FURNITURE GROUP PLC                                             96,641
               590,681   MM02 PLC*                                                          641,508
                49,800   NEXT PLC                                                           997,196
                42,300   PEARSON PLC                                                        437,864
                16,500   RECKITT BENCKISER PLC                                              347,196
                50,531   REED ELSEVIER PLC                                                  392,728
               127,800   REUTERS GROUP PLC                                                  556,814
                59,700   ROYAL BANK OF SCOTLAND GROUP PLC                                 1,599,652
                77,592   SHELL TRANS & TRDG PLC                                             484,545
                67,120   STANDARD CHARTERED PLC                                           1,073,501
               508,800   TESCO PLC                                                        2,039,802
                57,801   UNILEVER PLC                                                       492,879
             1,306,135   VODAFONE GROUP PLC                                               2,742,852
                44,800   WOLSELEY PLC                                                       549,079
                52,718   XSTRATA PLC                                                        541,232
                                                                                    ---------------
                         TOTAL UNITED KINGDOM                                       $    32,081,572

                         UNITED STATES 0.17%
                 8,000   WILLIS GROUP HLDGS LTD                                     $       266,400
                                                                                    ---------------
                         TOTAL UNITED STATES                                        $       266,400

                                                                                    ---------------
TOTAL COMMON STOCK (COST $133,317,000)                                              $   146,989,535

CORPORATE DEBT 1.08%
                         JAPAN 0.28%
JPY         27,000,000   SMFG FINANCE CO 2.250% 07/11/2005                          $       446,532
                                                                                    ---------------
                         TOTAL JAPAN                                                $       446,532

                         SWITZERLAND 0.80%
JPY         99,700,000   UBS AG 0.000% 03/13/2006                                   $     1,246,331
                                                                                    ---------------
                         TOTAL SWITZERLAND                                          $     1,246,331

                                                                                    ---------------
TOTAL CORPORATE DEBT (COST $1,248,883)                                              $     1,692,863

PREFERRED STOCK 0.54%
                         BRAZIL 0.23%
               946,200   AMBEV                                                      $       202,204
                10,900   GERDAU SA DE CV                                                    158,608
                                                                                    ---------------
                         TOTAL BRAZIL                                               $       360,812

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                         GERMANY 0.31%
                 7,600   FRESENIUS AG                                               $       485,748
                                                                                    ---------------
                         TOTAL GERMANY                                              $       485,748

                                                                                    ---------------
TOTAL PREFERRED STOCK (COST $843,620)                                               $       846,560

RIGHTS 0.04%
                32,762   CREDIT AGRICOLE SA*                                        $         7,617
                 5,592   MUENCHENER RUECKVERSICHERUNGS AG*                                   46,220
                                                                                    ---------------
TOTAL RIGHTS (COST $0)                                                              $        53,837

                                                                                    ---------------
TOTAL INVESTMENTS AT MARKET VALUE 95.54% (COST $135,409,503)                            149,582,795

                                                                                    ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 4.46%                                               6,983,707

NET ASSETS 100.00%                                                                  $   156,566,502

INDUSTRY SECTOR BREAKDOWN                                                    % OF TOTAL INVESTMENTS
---------------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES                                                        19.84%
                   TECHNOLOGY                                                                12.82
                   CONSUMER DURABLES                                                         10.43
                   CAPITAL GOODS                                                              8.57
                   HEALTH CARE                                                                7.64
                   ENERGY                                                                     7.35
                   CONSUMER SERVICES                                                          7.20
                   CONSUMER NON-DURABLES                                                      6.60
                   BASIC INDUSTRIES                                                           5.27
                   TRANSPORTATION                                                             3.92
                   TELECOMMUNICATIONS                                                         2.55
                   UTILITIES                                                                  2.23
                   BANKING & FINANCE                                                          1.88
                   REAL ESTATE (PUBLICLY TRADED)                                              1.15
                   FOOD AND DRUG RETAILERS                                                    1.13
                   INDUSTRIAL                                                                 1.10
                   SOFTWARE & COMPUTER SERVICES                                               0.26
                   OTHER                                                                      0.06
                   TELECOMMUNICATION SERVICES                                                 0.00
                   --------------------------------------------------------------------------------
                   TOTAL                                                                    100.00%

FORWARD AND SPOT CONTRACTS

            DELIVER/RECEIVE                   COST ON                NET UNREALIZED
SETTLEMENT      IN EXCHANGE     UNITS OF  ORIGINATION                  APPRECIATION
DATE                FOR USD     CURRENCY         DATE        VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------
Buys
11/03/03                CHF      139,197   $  104,684   $  104,240   $         (444)
11/03/03                GBP       70,472      119,785      119,587             (198)
11/04/03                CHF       13,217        9,971        9,897              (74)
11/04/03                EUR       51,179       59,525       59,496              (29)
11/04/03                GBP       89,978      152,665      152,688               23
11/04/03                JPY   22,399,624      206,659      203,753           (2,906)
11/05/03                CHF       99,059       73,971       74,184              213
11/05/03                EUR      138,874      160,678      161,437              759
11/05/03                GBP      445,042      754,704      755,160              456
11/05/03                JPY      495,675        4,560        4,509              (51)
1/30/04                 CHF      500,228      356,758      375,419           18,661
-----------------------------------------------------------------------------------
TOTAL                                                                $       16,410
Sales
11/03/03                EUR      130,000   $  152,094   $  151,125   $          969
11/03/03                GBP       57,009       96,910       96,742              168
11/03/03                HKD      275,351       35,458       35,457                1
11/04/03                JPY   25,438,015      233,314      231,391            1,923
11/05/03                NOK      231,021       32,449       32,665             (216)
1/30/04                 CHF      500,228      372,000      375,419           (3,419)
-----------------------------------------------------------------------------------
TOTAL                                                                $         (574)

CROSS CURRENCY FORWARD AND SPOT CONTRACTS

                                                                                 NET UNREALIZED
                                                                                   APPRECIATION
EXCHANGE DATE THROUGH   CURRENCY TO BE DELIVERED   CURRENCY TO BE RECEIVED       (DEPRECIATION)
-----------------------------------------------------------------------------------------------
11/05/03                     (2,334,800)  CHF           2,600,000   AUD          $       96,137
11/05/03                     (1,110,000)  AUD           1,004,490   CHF                 (35,269)
11/17/03                   (124,950,000)  JPY           1,500,000   CAD                     314
11/17/03                       (300,000)  EUR             450,903   CAD                  (6,734)
11/20/03                       (416,858)  GBP             910,000   CAD                 (16,677)
11/17/03                       (500,000)  CAD          41,156,500   JPY                  (4,596)
11/17/03                       (155,612)  CAD             100,000   EUR                  (1,782)
11/20/03                       (337,019)  CAD             150,000   GBP                  (1,253)
-----------------------------------------------------------------------------------------------
TOTAL                                                                            $       30,140

See Notes to Financial Statements.

ADR       American Depositary Receipt
SPON ADR  Sponsored American Depositary Receipt

* Non-income producing security.

Currency Code Key

AUD       AUSTRALIAN DOLLAR
CAD       CANADIAN DOLLAR
CHF       SWISS FRANC
EUR       EURO
GBP       UK POUND
HKD       HONG KONG DOLLAR
JPY       JAPANESE YEN
NOK       NORWEGIAN KRONE

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE PLUS BOND FUND

October 31, 2003 (Unaudited)

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 4.66%
               675,781   BAYVIEW FINL ACQUISITION TRUST 03-DA CL A (FRN)
                         1.570% 05/28/2034                                          $       677,682
               319,998   BAYVIEW FINL ACQUISITION TRUST 20-FA CL A IO 144A
                         11.000% 06/25/2005*                                                 25,500
               557,611   CDC MTG CAPITAL TRUST 02-HE3 CL A (FRN)
                         1.610% 03/25/2033                                                  559,182
               510,148   CENTEX HOME EQUITY 02-D CL AV (FRN)
                         1.560% 12/25/2032                                                  511,184
               200,000   CITIBANK CREDIT CARD ISSUANCE TRUST 02-C1 CL C1
                         (FRN) 2.129% 02/09/2009                                            201,108
             1,100,000   CONSECO FINANCE 00-6 CL A5 (STEP BOND)
                         7.270% 09/01/2032                                                1,033,063
               464,374   COUNTRYWIDE ASSET-BACKED CERT 02-BC1 CL A
                         (STEP BOND) 1.450% 04/25/2032                                      463,993
               416,492   COUNTRYWIDE HOME EQ LOAN TRUST 02-F CL A (FRN)
                         1.470% 11/15/2028                                                  417,371
               270,000   DAIMLER CHRYSLER MASTER OWNER TRUST 02-A CL A
                         (FRN) 1.180% 05/15/2007                                            270,042
               273,564   EQCC HOME EQUITY LOAN TRUST 02-1 CL 2A (FRN)
                         1.420% 11/25/2031                                                  273,779
               132,623   GREEN TREE FINL CORP 92-2 CL B 9.150% 01/15/2018                   127,923
               161,066   LONG BEACH MTG LOAN TRUST 01-2 CL A2 (STEP BOND)
                         1.400% 07/25/2031                                                  161,171
               500,000   MBNA MASTER CREDIT CARD NT TRUST 03-A6 CL A6
                         2.750% 10/15/2010                                                  483,322
                17,828   NEXTCARD CREDIT CARD MASTER TRUST 01-1 CL A 144A
                         (FRN) 1.420% 04/16/2007*                                            17,649
               735,111   NISSAN AUTO REC OWNER TRUST 02-B CL A3
                         3.990% 12/15/2005                                                  744,006
               100,000   PEGASUS AVIATION LEASE SECURITIZATION 00-1 CL A2
                         144A 8.370% 03/25/2030*                                             59,544
               375,000   SEARS CREDIT ACCOUNT MASTER TRUST 02-5 (FRN)
                         1.500% 11/17/2009                                                  375,382
                54,219   SLM STUDENT LOAN TRUST 01-3 CL A1L (FRN)
                         1.201% 04/25/2010                                                   54,231
               193,525   SLM STUDENT LOAN TRUST 01-4 CL A1 (FRN)
                         1.211% 01/25/2011                                                  193,523
                42,134   CONTINENTAL AIRLINES INC 97-4 CL 4A
                         6.900% 01/02/2018                                                   41,533
                                                                                    ---------------
TOTAL ASSET BACKED SECURITIES (COST $6,759,585)                                     $     6,691,188

COLLATERALIZED MORTGAGE OBLIGATIONS 7.39%
                         PRIVATE LABEL CMO'S 7.26%
               703,975   ADVANTA MTG LOAN TRUST 98-3 CL A2
                         1.420% 09/25/2028                                          $       704,003
               900,000   AESOP 03-4A CL A1 144A (FRN) 1.350% 08/20/2007*                    904,432
               148,674   AMORTIZING RESIDENTIAL COLLATERAL TRUST 02-BC1M
                         CL A (FRN) 1.400% 01/01/2032                                       148,628
               205,226   BANC OF AMERICA FUNDING CORP 03-1 CL A1
                         6.000% 05/20/2033                                                  206,196
                63,728   BANK OF AMERICA MTG SEC INC SER 98-6 CL A4
                         6.250% 12/26/2028                                                   63,655
             8,700,000   BEAR STEARNS COML MTG 02-HOME CL X1 IO 144A
                         1.594% 12/03/2013*                                                  25,402
               618,036   CHASE FUNDING LOAN ACQUISITION TRUST 03-C1 CL 2A1
                         (FRN) 1.270% 05/25/2024                                            617,648
               432,365   COMMERCIAL MTG ACCEPT CORP 97-ML1 CL A4
                         6.735% 12/15/2030                                                  467,881
               600,000   CRIMI MAE COMMERCIAL MTG TRUST 98-C1 CL A2 144A
                         7.000% 06/02/2033*                                                 646,848
               250,000   DLJ COMMERCIAL MTG CORP 00-CKP1 CL A1B
                         7.180% 08/10/2010                                                  282,293
               250,000   GMAC COML MTG SEC 99-C2 CL A2 6.945% 09/15/2033                    283,012
             8,685,000   GS MTG SECURITIES CORP II 03-C1 CL X2 144A
                         1.075% 01/10/2040*                                                 364,068
               245,858   GS MTG SECURITIES CORP IL 98-C1 CL A3
                         6.135% 10/18/2030                                                  264,482
                59,770   HFC HOME EQUITY LOAN ASSET BACKED CERT 02-4 CL A
                         (FRN) 1.670% 10/20/2032                                             59,991
               528,423   IMPAC CMB TRUST 02-1 CL A1 (FRN) 1.440% 03/25/2032                 528,525
               194,912   IMPAC SECURED ASSETS CMN OWNER TRUST 03-2 CL A2
                         6.000% 08/25/2033                                          $       202,172
               270,000   JP MORGAN CHASE COMMERCIAL MTG SEC CORP 01-CIB2
                         CL A3 6.429% 04/15/2035                                            299,152
               101,556   MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1 (FRN)
                         1.440% 05/25/2033                                                  101,452
               325,000   MORGAN STANLEY CAPITAL I 99-FNV1 CL A2
                         6.530% 03/15/2031                                                  361,801
               667,785   RESIDENTIAL FUNDING SECURITIES CORP 03-RP2 CL A1
                         144A 1.570% 07/25/2041*                                            667,785
               667,599   STRUCTURED ASSET INVESTMENT LOAN TRUST 03-BC4
                         CL 1A1 1.240% 05/25/2033                                           667,103
               592,056   STRUCTURED ASSET INVESTMENT LOAN TRUST 03-BC5
                         CL 1A1 1.240% 06/25/2033                                           591,703
               387,822   STRUCTURED ASSET SECURITIES CORP 03-AL2 CL A 144A
                         3.357% 01/25/2031*                                                 371,655
               500,000   STRUCTURED ASSET SECURITIES CORP 96-CFL CL G
                         7.750% 02/25/2028                                                  563,643
               800,000   WACHOVIA BANK COMMERCIAL MTG TRUST 03-WHL2
                         CL A1 144A (FRN) 1.310% 06/15/2013*                                799,796
                48,678   WASHINGTON MUTUAL MTG CERT 02-MS12 CL A
                         6.500% 05/25/2032                                                   49,327
               170,679   WASHINGTON MUTUAL MTG CERT 20-S8 CL IA1
                         5.750% 01/25/2033                                                  172,409
                                                                                    ---------------
                         TOTAL PRIVATE LABEL CMO'S                                  $    10,415,062

                         U.S. AGENCY CMO'S 0.13%
               181,990   FHLMC 2277 CL B 7.500% 01/15/2031                          $       185,910
                                                                                    ---------------
                         TOTAL U.S. AGENCY CMO'S                                    $       185,910

                                                                                    ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,836,047)                        $    10,600,972

CORPORATE DEBT 25.83%
                         BANKING & FINANCE 10.15%
                35,000   AMERICAN GENERAL CORP TREASURY SECURITIES
                         8.500% 07/01/2030                                          $        45,457
               280,000   ANADARKO FINANCE CO 7.500% 05/01/2031                              328,163
               600,000   ARCEL FINANCE LTD SECD 144A 5.984% 02/01/2009*                     644,904
               175,000   ASIF GBL FINANCING XXIII 144A 3.900% 10/22/2008*                   175,302
                20,000   BANK OF AMERICA CORP SR NTS 3.875% 01/15/2008                       20,288
                75,000   BANK OF AMERICA CORP SR NTS 4.875% 09/15/2012                       74,829
                20,000   BANK OF AMERICA CORP SUB NTS 7.800% 02/15/2010                      23,699
               285,000   BANK OF AMERICA CORP SUB NTS 7.400% 01/15/2011                     332,651
               250,000   BANK ONE CORP SUB NTS 7.875% 08/01/2010                            298,703
               195,000   BARCLAYS BANK PLC BDS 144A (FRN) 8.550% 09/15/2049*                239,194
               140,000   BEAR STEARNS COS INC 2.875% 07/02/2008                             134,697
                50,000   BEAR STEARNS COS INC SR NTS 7.000% 03/01/2007                       56,273
               145,000   BOEING CAPITAL CORP 7.375% 09/27/2010                              164,809
                35,000   CADBURY SCHWEPPES US FINANCE 144A
                         5.125% 10/01/2013*                                                  34,717
                50,000   CHASE MANHATTAN CORP SUB NTS 7.125% 06/15/2009                      56,868
               160,000   CIT GROUP INC 6.500% 02/07/2006                                    173,700
                20,000   CITIGROUP INC 5.875% 02/22/2033                                     19,628
               275,000   CITIGROUP INC GBL SR NTS 5.750% 05/10/2006                         296,002
               100,000   CITIGROUP INC GBL SR NTS 3.500% 02/01/2008                          99,924
               290,000   CITIGROUP INC GBL SR NTS 6.000% 02/21/2012                         315,477
               275,000   CITIGROUP INC SUB NTS 7.250% 10/01/2010                            319,933
               100,000   CITIGROUP INC SUB NTS 5.625% 08/27/2012                            105,504
               140,000   CREDIT SUISSE FIRST BOSTON USA INC GBL SR NTS
                         4.625% 01/15/2008                                                  145,488
               155,000   CREDIT SUISSE FIRST BOSTON USA INC NTS
                         6.125% 11/15/2011                                                  167,507
               428,460   DRYDEN INVESTOR TRUST BDS 144A 7.157% 07/23/2008*                  465,607
                30,000   EIRCOM FUNDING 144A 8.250% 08/15/2013*                              32,625
               150,000   FORD MOTOR CR CO 7.450% 07/16/2031                                 134,745
               150,000   FORD MOTOR CR CO GBL LANDMARK NTS
                         7.375% 10/28/2009                                                  155,155
               250,000   FORD MOTOR CR CO GBL LANDMARK NTS
                         7.875% 06/15/2010                                                  261,539
               200,000   FORD MOTOR CR CO GBL LANDMARK NTS
                         7.375% 02/01/2011                                                  203,631

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                45,000   FUND AMERICAN COS INC GTD SR NTS
                         5.875% 05/15/2013                                          $        44,945
                75,000   GENERAL ELECTRIC CAP CORP 3.500% 08/15/2007                         75,408
                25,000   GENERAL ELECTRIC CAP CORP MTN 6.500% 12/10/2007                     27,931
               235,000   GENERAL ELECTRIC CAP CORP MTN 6.125% 02/22/2011                    256,487
               230,000   GENERAL ELECTRIC CAP CORP MTN 5.875% 02/15/2012                    245,597
               125,000   GENERAL ELECTRIC CAP CORP MTN 6.000% 06/15/2012                    134,514
                20,000   GENERAL ELECTRIC CAP CORP MTN 6.750% 03/15/2032                     22,177
               170,000   GENERAL MTRS ACCEPT CORP 7.750% 01/19/2010                         184,872
                50,000   GENERAL MTRS ACCEPT CORP 6.875% 09/15/2011                          51,580
               500,000   GENERAL MTRS ACCEPT CORP MTN (FRN)
                         3.030% 05/19/2005                                                  505,324
               510,000   GENERAL MTRS NOVA SCOTIA FINANCE CO
                         6.850% 10/15/2008                                                  546,324
               115,000   GOLDMAN SACHS GROUP INC 6.875% 01/15/2011                          130,058
               220,000   GOLDMAN SACHS GROUP INC 6.600% 01/15/2012                          244,014
               225,000   GOLDMAN SACHS GROUP INC 5.250% 10/15/2013                          225,425
               300,000   HELLER FINL INC NTS 8.000% 06/15/2005                              329,325
               100,000   HOUSEHOLD FINANCE CORP 6.400% 06/17/2008                           110,987
               185,000   HOUSEHOLD FINANCE CORP 6.500% 11/15/2008                           206,527
                60,000   HOUSEHOLD FINANCE CORP 8.000% 07/15/2010                            71,256
                 5,000   HOUSEHOLD FINANCE CORP 6.375% 08/01/2010                             5,506
               200,000   HOUSEHOLD FINANCE CORP 6.750% 05/15/2011                           223,817
               105,000   HOUSEHOLD FINANCE CORP 7.000% 05/15/2012                           119,246
               115,000   HOUSEHOLD FINANCE CORP 6.375% 11/27/2012                           125,235
                25,000   HOUSEHOLD FINANCE CORP 7.625% 05/17/2032                            29,701
                55,000   HOUSEHOLD FINANCE CORP GBL NT 4.750% 07/15/2013                     53,190
                80,000   HSBC CAPITAL FUNDING LP/JERSEY CHANNEL ISLANDS
                         144A (FRN) 4.610% 12/29/2049*                                       74,275
                50,000   HSBC HLDGS PLC 5.250% 12/12/2012                                    50,754
                25,000   JP MORGAN CHASE & CO 5.250% 05/30/2007                              26,698
                55,000   JP MORGAN CHASE & CO GBL SR NTS 3.625% 05/01/2008                   54,921
                40,000   JP MORGAN CHASE & CO SUB NTS 6.750% 02/01/2011                      44,895
               340,000   JP MORGAN CHASE & CO SUB NTS 6.625% 03/15/2012                     378,065
                20,000   LABRANCHE & CO SR NTS 9.500% 08/15/2004                             20,275
               100,000   LEHMAN BROS HLDG INC NTS 8.250% 06/15/2007                         116,629
                45,000   LEHMAN BROS HLDG INC NTS 4.000% 01/22/2008                          45,654
                90,000   LEHMAN BROS HLDG INC NTS 7.000% 02/01/2008                         101,429
               110,000   MERRILL LYNCH & CO MTN 3.375% 09/14/2007                           110,464
                25,000   METLIFE INC SR NTS 6.500% 12/15/2032                                26,304
               100,000   MORGAN STANLEY 5.800% 04/01/2007                                   109,132
               300,000   MORGAN STANLEY 6.750% 04/15/2011                                   337,113
                50,000   MORGAN STANLEY MTN 6.100% 04/15/2006                                54,188
                50,000   OSPREY TRUST/OSPREY I 144A 7.797% 01/15/2049*^                       8,500
                25,000   OSPREY TRUST/OSPREY I 144A 8.310% 01/15/2049*^                       4,250
               190,000   PDVSA FINANCE LTD 8.500% 11/16/2012                                169,100
               140,000   PETROZUATA FINANCE INC 144A 8.220% 04/01/2017*                     121,100
               200,000   PRUDENTIAL FDG LLC NTS 144A 6.600% 05/15/2008*                     222,853
               120,000   QWEST CAPITAL FUNDING INC 7.900% 08/15/2010                        114,600
                25,000   SEARS ROEBUCK ACCEPT CORP 7.000% 06/01/2032                         27,307
               115,000   SEARS ROEBUCK ACCEPT CORP 6.700% 04/15/2012                        129,509
                20,000   SLM CORP MTN 3.625% 03/17/2008                                      19,990
               135,000   SLM CORP SR NTS MTN (FRN) 1.381% 07/25/2007                        135,000
               900,000   SOCIETE GENERALE NY CD 1.050% 12/13/2004                           899,818
                25,000   SOVEREIGN BANCORP INC 10.500% 11/15/2006                            29,670
               200,000   SPRINT CAP CORP 8.750% 03/15/2032                                  227,482
               170,000   SUMITOMO MITSUI BANK NY SUB NTS
                         8.000% 06/15/2012                                                  198,907
                35,000   SUN LIFE CANADA US CAPITAL 144A 8.526% 05/29/2049*                  38,750
               150,000   UBS PFD FUNDING TR GTD 8.622% 10/29/2049                           183,834
               140,000   US BANCORP MTN 3.125% 03/15/2008                                   137,488
                20,000   US BANCORP SR MTN 3.950% 08/23/2007                                 20,425
               290,000   VERIZON GLOBAL FDG CORP 7.250% 12/01/2010                          331,198
                15,000   VERIZON GLOBAL FDG CORP 7.375% 09/01/2012                           17,202
                45,000   VERIZON GLOBAL FDG CORP 7.750% 12/01/2030                           52,087
               110,000   VERIZON GLOBAL FDG CORP NT 4.375% 06/01/2013                       102,583
               300,000   WELLS FARGO FINL INC 5.875% 08/15/2008                             331,556
                                                                                    ---------------
                         TOTAL BANKING & FINANCE                                    $    14,570,470

                         BASIC INDUSTRIES 1.09%
                11,000   ABITIBI CONSOLIDATED INC 8.500% 08/01/2029                 $        10,946
                25,000   AINSWORTH LUMBER CO LTD SR SECD NTS
                         13.875% 07/15/2007                                                  28,625
                73,000   ALLIED WASTE NORTH AMER INC 8.875% 04/01/2008              $        80,665
                15,000   ALLIED WASTE NORTH AMER INC SR NT
                         9.250% 09/01/2012                                                   16,875
                25,000   ALLIED WASTE NORTH AMER INC SR NT
                         7.875% 04/15/2013                                                   26,812
                38,000   AMERICAN STANDARD COS INC 7.375% 04/15/2005                         40,185
                10,000   AMERICAN STANDARD COS INC 8.250% 06/01/2009                         11,425
                 7,000   BALL CORP SR NT 6.875% 12/15/2012                                    7,297
                70,000   BRIGGS & STRATTON CORP 8.875% 03/15/2011                            80,150
                25,000   BROWNING FERRIS INDUSTRIES NT 7.400% 09/15/2035                     23,250
                25,000   CROWN EURO HLDGS SA 144A 9.500% 03/01/2011*                         27,750
                75,000   DOW CHEMICAL CO 5.970% 01/15/2009                                   80,049
                35,000   DOW CHEMICAL CO 6.000% 10/01/2012                                   36,342
                80,000   DOW CHEMICAL CO 7.375% 11/01/2029                                   87,233
                13,000   FMC CORP SR SECD NT 10.250% 11/01/2009                              15,210
                39,000   GEORGIA PACIFIC CORP 8.875% 02/01/2010                              44,557
                17,000   GEORGIA PACIFIC CORP 9.500% 12/01/2011                              19,720
                 1,000   GEORGIA PACIFIC CORP 8.875% 05/15/2031                               1,062
                 7,000   GEORGIA PACIFIC CORP NT 7.700% 06/15/2015                            7,280
                 5,000   GEORGIA PACIFIC CORP NT 7.750% 11/15/2029                            4,725
                26,000   IMC GLOBAL INC GTD 10.875% 06/01/2008                               26,845
                 3,000   IMC GLOBAL INC GTD 11.250% 06/01/2011                                3,097
                10,000   IMC GLOBAL INC NT 144A 10.875% 08/01/2013*                          10,325
                35,000   INTERNATIONAL PAPER CO 5.850% 10/30/2012                            36,362
                11,000   LENNAR CORP SR NTS 9.950% 05/01/2010                                12,677
                 5,000   LYONDELL CHEMICAL CO SR SECD NTS 9.500% 12/15/2008                   5,000
                32,000   MACDERMID INC 9.125% 07/15/2011                                     35,680
                95,000   MEADWESTVACO CORP 6.850% 04/01/2012                                104,579
                25,000   NORAMPAC INC NT 144A 6.750% 06/01/2013*                             26,000
                30,000   NORTEK INC SR NTS SER B 9.250% 03/15/2007                           31,012
                19,000   NORTEK INC SR NTS SER B 8.875% 08/01/2008                           19,807
                50,000   NVR INC NT 5.000% 06/15/2010                                        48,875
                50,000   OWENS BROCKWAY SR SECD NT 8.750% 11/15/2012                         54,750
                16,000   SPX CORP SR NTS 7.500% 01/01/2013                                   17,080
                10,000   WESTLAKE CHEMICALS SR NT 144A 8.750% 07/15/2011*                    10,550
                80,000   WEYERHAEUSER CO 5.250% 12/15/2009                                   82,503
                10,000   WEYERHAEUSER CO 6.750% 03/15/2012                                   10,825
                30,000   WEYERHAEUSER CO 7.125% 07/15/2023                                   31,178
               260,000   WEYERHAEUSER CO 7.375% 03/15/2032                                  279,904
                60,000   WEYERHAEUSER CO 6.875% 12/15/2033                                   61,111
                                                                                    ---------------
                         TOTAL BASIC INDUSTRIES                                     $     1,558,318

                         CABLE & MEDIA 1.90%
               280,000   AOL TIME WARNER INC 7.625% 04/15/2031                      $       312,876
                80,000   AOL TIME WARNER INC 7.700% 05/01/2032                               90,391
                35,000   AOL TIME WARNER INC GTD 6.125% 04/15/2006                           37,646
                71,000   BRITISH SKY BROADCASTING GROUP PLC GTD
                         6.875% 02/23/2009                                                   78,300
               105,000   CHARTER COMMUNICATIONS HLDGS LLC SR NTS
                         10.750% 10/01/2009                                                  88,725
                25,000   COMCAST CABLE COMMUNICATIONS CORP
                         8.875% 05/01/2017                                                   31,633
               300,000   COMCAST CABLE COMMUNICATIONS CORP SR NTS
                         6.750% 01/30/2011                                                  332,075
                70,000   COMCAST CORP 8.375% 11/01/2005                                      77,558
               100,000   COMCAST CORP 7.050% 03/15/2033                                     106,540
                75,000   COMCAST CORP NT 6.500% 01/15/2015                                   80,350
                15,000   COX COMMUNICATIONS INC 7.125% 10/01/2012                            17,025
                50,000   COX COMMUNICATIONS INC 4.625% 06/01/2013                            47,562
                10,000   COX COMMUNICATIONS INC 5.500% 10/01/2015                             9,922
                32,000   CSC HLDGS INC 7.875% 02/15/2018                                     31,840
                 6,000   CSC HLDGS INC 7.625% 07/15/2018                                      5,910
                20,000   DEX MEDIA FINANCE WEST 144A 8.500% 08/15/2010*                      21,800
                20,000   DIRECTV HLDGS FINANCE 8.375% 03/15/2013                             22,500
                43,000   ECHOSTAR DBS CORP (FRN) 144A 4.410% 10/01/2008*                     44,182
                17,000   EMMIS COMMUNICATIONS CORP 8.125% 03/15/2009                         17,786
                16,000   LAMAR MEDIA CORP SUB NT 7.250% 01/01/2013                           16,840
                70,000   LIBERTY MEDIA CORP 2.640% 09/17/2006                                69,718
               200,000   LIBERTY MEDIA CORP CV 3.750% 02/15/2030                            124,250
                25,000   NEWS AMER HLDGS DEB 8.875% 04/26/2023                               31,650
               350,000   NEWS AMER HLDGS GTD 7.430% 10/01/2026                              395,508
                25,000   NEWS AMER INC GTD 7.625% 11/30/2028                                 28,457

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                23,000   ROGERS CABLE INC 6.250% 06/15/2013                         $        23,000
                 1,259   SHAW COMMUNICATIONS INC 8.250% 04/11/2010                            1,391
                20,000   SHAW COMMUNICATIONS INC SR NTS 7.250% 04/06/2011                    21,250
                18,000   SHAW COMMUNICATIONS INC SR NTS 7.200% 12/15/2011                    19,125
                55,000   TELE COMMUNICATIONS INC 7.875% 08/01/2013                           64,446
                65,000   TIME WARNER COS INC 7.570% 02/01/2024                               71,783
               130,000   TIME WARNER COS INC GTD 6.625% 05/15/2029                          129,996
                60,000   TIME WARNER ENTMT CO LP SR SUB NTS
                         8.375% 07/15/2033                                                   74,474
               130,000   VIACOM INC 5.625% 08/15/2012                                       137,312
                60,000   VIVENDI UNIVERSAL SA NT 144A 6.250% 07/15/2008*                     62,700
                                                                                    ---------------
                         TOTAL CABLE & MEDIA                                        $     2,726,521

                         CONSUMER DURABLES 0.16%
                22,000   AMERICAN AXLE & MANUFACTURING INC
                         9.750% 03/01/2009                                          $        23,485
                30,000   EASTMAN KODAK CO 7.250% 11/15/2013                                  30,592
               180,000   GENERAL ELECTRIC CO 5.000% 02/01/2013                              181,140
                                                                                    ---------------
                         TOTAL CONSUMER DURABLES                                    $       235,217

                         CONSUMER NON-DURABLES 1.69%
                43,000   CONSTELLATION BRANDS INC 8.000% 02/15/2008                 $        47,622
                14,000   CONSTELLATION BRANDS INC 8.500% 03/01/2009                          14,735
                55,000   GENERAL MILLS INC 5.125% 02/15/2007                                 58,565
                15,000   GENERAL MILLS INC 6.000% 02/15/2012                                 16,037
                60,000   KELLOGG CO 6.600% 04/01/2011                                        67,037
               210,000   KRAFT FOODS INC 1.940% 02/26/2004                                  210,176
               225,000   KRAFT FOODS INC 5.625% 11/01/2011                                  234,017
                25,000   KROGER CO SR NT 7.700% 06/01/2029                                   28,887
               250,000   NABISCO INC DEBS 7.550% 06/15/2015                                 295,423
               250,000   PEPSI BOTTLING GROUP INC SR NTS 7.000% 03/01/2029                  285,169
               350,000   PHILIP MORRIS DEB 7.750% 01/15/2027                                359,638
               250,000   PROCTER & GAMBLE CO DEB 8.500% 08/10/2009                          307,574
                10,000   REYNOLDS RJ TOBACCO HLDGS INC 7.250% 06/01/2012                      9,700
               200,000   REYNOLDS RJ TOBACCO HLDGS INC GTD SER B
                         7.750% 05/15/2006                                                  208,000
               100,000   SARA LEE CORP 6.250% 09/15/2011                                    110,388
                33,000   SMITHFIELD FOODS INC SR NTS 8.000% 10/15/2009                       36,300
               125,000   UNILEVER CAP CORP GTD 7.125% 11/01/2010                            144,724
                                                                                    ---------------
                         TOTAL CONSUMER NON-DURABLES                                $     2,433,992

                         CONSUMER SERVICES 1.11%
                24,000   AVIS GROUP HLDGS INC 11.000% 05/01/2009                    $        26,430
                26,000   HARRAHS OPER CO INC GTD 7.875% 12/15/2005                           28,112
                24,000   JC PENNEY CORP INC 8.000% 03/01/2010                                26,700
                47,000   MGM MIRAGE INC 6.625% 02/01/2005                                    49,056
                10,000   MOHEGAN TRIBAL GAMING AUTHORITY SR NTS
                         8.125% 01/01/2006                                                   10,862
                50,000   MOHEGAN TRIBAL GAMING AUTHORITY SR SUB NT 144A
                         6.375% 07/15/2009*                                                  51,187
                40,000   MOHEGAN TRIBAL GAMING AUTHORITY SR SUB NTS
                         8.375% 07/01/2011                                                   43,700
                 8,000   MOORE NORTH AMERICA FINANCE INC 144A
                         7.875% 01/15/2011*                                                   8,640
                 5,000   PARK PLACE ENTMT CORP SR NT 7.000% 04/15/2013                        5,212
                23,000   PARK PLACE ENTMT CORP SR SUB NTS 9.375% 02/15/2007                  25,875
                25,000   PARK PLACE ENTMT CORP SR SUB NTS 8.875% 09/15/2008                  27,781
                23,000   RYLAND GROUP INC NT 8.000% 08/15/2006                               25,185
                10,000   RYLAND GROUP INC NT 5.375% 06/01/2008                               10,300
                20,000   RYLAND GROUP INC SR SUB NT 9.125% 06/15/2011                        23,000
               140,000   TARGET CORP 5.875% 03/01/2012                                      151,379
                 5,000   TRICON GLOBAL RESTAURANTS INC SR NTS
                         8.500% 04/15/2006                                                    5,563
               245,000   WAL-MART STORES INC 3.375% 10/01/2008                              241,720
               250,000   WAL-MART STORES INC 7.550% 02/15/2030                              307,040
               110,000   WASTE MANAGEMENT INC 6.375% 11/15/2012                             119,878
               135,000   WASTE MANAGEMENT INC GTD 7.375% 05/15/2029                         151,260
               120,000   WASTE MANAGEMENT INC SR NTS 7.375% 08/01/2010                      138,773
               100,000   WASTE MANAGEMENT INC SR NTS 7.125% 12/15/2017                      111,614
                                                                                    ---------------
                         TOTAL CONSUMER SERVICES                                    $     1,589,267

                         ENERGY 2.96%
                10,000   AMERADA HESS CORP SR NTS 7.125% 03/15/2033                 $         9,848
                40,000   ANADARKO PETROLEUM CORP 5.375% 03/01/2007                           42,851
                 7,000   CHESAPEAKE ENERGY CORP 8.125% 04/01/2011                             7,683
                 8,000   CHESAPEAKE ENERGY CORP SER B SR NT
                         8.500% 03/15/2012                                                    8,480
                80,000   CHEVRONTEXACO CAPITAL CO 3.500% 09/17/2007                          81,041
               195,000   CONOCO FDG CO 6.350% 10/15/2011                                    217,127
                70,000   CONOCO FDG CO 7.250% 10/15/2031                                     80,836
               105,000   CONOCO INC 5.900% 04/15/2004                                       107,142
               220,000   CONOCO INC SR NTS 6.950% 04/15/2029                                246,461
               180,000   CONOCOPHILLIPS CO 8.750% 05/25/2010                                223,669
                80,000   CONOCOPHILLIPS CO 4.750% 10/15/2012                                 79,652
                60,000   CONOCOPHILLIPS CO 7.000% 03/30/2029                                 67,513
                60,000   CONOCOPHILLIPS CO 5.900% 10/15/2032                                 59,422
                90,000   CONSOLIDATED NATURAL GAS CO 5.375% 11/01/2006                       96,173
               165,000   DEVON ENERGY CORP 7.950% 04/15/2032                                197,301
                70,000   DEVON FINANCING CORP PLC GTD 6.875% 09/30/2011                      78,993
                45,000   DTE ENERGY CO SR NTS 6.450% 06/01/2006                              48,805
                75,000   DUKE ENERGY CORP 4.200% 10/01/2008                                  74,909
               280,000   DYNEGY HLDGS INC SR NT 8.750% 02/15/2012                           266,000
                20,000   EXELON CORP 6.750% 05/01/2011                                       22,163
               140,000   FIRSTENERGY CORP SER B 6.450% 11/15/2011                           148,713
               295,000   FIRSTENERGY CORP SER C 7.375% 11/15/2031                           315,139
                10,000   FOREST OIL CORP 7.750% 05/01/2014                                   10,400
               140,000   GAZPROM OAO 144A 9.625% 03/01/2013*                                151,900
                20,000   GULFTERRA ENERGY PARTNERS LP SR SUB NT 144A
                         6.250% 06/01/2010*                                                  20,100
                40,000   HANOVER EQUIPMENT TRUST 8.750% 09/01/2011                           41,000
                75,000   KINDER MORGAN INC 7.250% 03/01/2028                                 82,339
                20,000   MASSEY ENERGY CO 6.950% 03/01/2007                                  19,950
                15,000   MIDWEST GENERATION LLC 8.560% 01/02/2016                            14,325
                25,000   OCCIDENTAL PETROLEUM 8.450% 02/15/2029                              32,401
                55,000   ONCOR ELECTRIC DELIVERY 6.375% 01/15/2015                           59,264
                50,000   ONCOR ELECTRIC DELIVERY 7.250% 01/15/2033                           56,082
                20,000   PARKER & PARSLEY PETROLEUM SR NTS
                         8.250% 08/15/2007                                                   22,579
                45,000   PEABODY ENERGY CORP SER B 6.875% 03/15/2013                         47,363
                 7,000   PIONEER NATURAL RESOURCE CO GTD 9.625% 04/01/2010                    8,519
               450,000   PROGRESS ENERGY INC NTS NCL 7.100% 03/01/2011                      507,571
                 9,000   SOUTHERN CAL EDISON 8.000% 02/15/2007                               10,103
                30,000   SOUTHERN NATURAL GAS CO 8.000% 03/01/2032                           29,850
                15,000   TENNESSEE GAS PIPELINE CO NTS 7.500% 04/01/2017                     14,925
                10,000   VALERO ENERGY CORP NT 7.500% 04/15/2032                             10,942
                31,000   VINTAGE PETROLEUM INC SR NTS 8.250% 05/01/2012                      33,945
                17,000   WESTERN OIL SANDS INC 8.375% 05/01/2012                             19,189
                 7,000   WESTPORT RESOURCES CORP SR SUB NT 144A
                         8.250% 11/04/2011*                                                   7,718
                 4,000   WESTPORT RESOURCES CORP SUB NT 8.250% 11/01/2011                     4,410
                20,000   WILLIAMS COS INC 7.125% 09/01/2011                                  20,500
               380,000   WILLIAMS COS INC 8.750% 03/15/2032                                 397,100
                58,000   WILLIAMS COS INC SR NT 8.625% 06/01/2010                            63,510
                57,000   XTO ENERGY INC SR NT 6.250% 04/15/2013                              59,494
                21,000   XTO ENERGY INC SR NTS 7.500% 04/15/2012                             23,520
                                                                                    ---------------
                         TOTAL ENERGY                                               $     4,248,920

                         FINANCIAL SERVICES 0.04%
                25,000   AMERICO LIFE INC SR NT 144A 7.875% 05/01/2013*             $        24,750
                30,000   PACIFIC LIFE CORP 144A 6.600% 09/15/2033*                           31,294
                                                                                    ---------------
                         TOTAL FINANCIAL SERVICES                                   $        56,044

                         FORESTRY AND PAPER 0.05%
                15,000   BOISE CASCADE CO SR NTS 6.500% 11/01/2010                  $        15,326
                29,000   CASCADES INC 144A 7.250% 02/15/2013*                                30,305
                23,000   CASCADES INC SR NTS 7.250% 02/15/2013                               24,035
                                                                                    ---------------
                         TOTAL FORESTRY AND PAPER                                   $        69,666

                         HEALTH CARE 0.97%
               305,000   BRISTOL-MYERS SQUIBB CO 5.750% 10/01/2011                  $       326,226
               344,000   ELI LILLY & CO NTS 7.125% 06/01/2025                               404,279
                60,000   FRESENIUS MED CAP TR IV GTD 7.875% 06/15/2011                       63,300
                20,000   FRESENIUS MED CAP TRUST II 7.875% 02/01/2008                        21,000

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                20,000   HCA INC 6.910% 06/15/2005                                  $        21,000
                60,000   HCA INC 7.125% 06/01/2006                                           64,263
                45,000   HCA INC 7.250% 05/20/2008                                           48,688
                72,000   MANOR CARE INC SR NTS 7.500% 06/15/2006                             77,850
                26,000   OMNICARE INC 8.125% 03/15/2011                                      28,470
                75,000   TENET HEALTHCARE CORP 6.375% 12/01/2011                             69,563
               249,000   TENET HEALTHCARE CORP 7.375% 02/01/2013                            241,530
                20,000   UNITED SURGICAL PARTNERS HLDGS INC SR SUB NTS
                         10.000% 12/15/2011                                                  22,100
                                                                                    ---------------
                         TOTAL HEALTH CARE                                          $     1,388,269

                         INDUSTRIAL 2.24%
                15,000   AGCO CORP 9.500% 05/01/2008                                $        16,350
                50,000   DAIMLER CHRYSLER AG 7.450% 03/01/2027                               49,610
                55,000   DAIMLER CHRYSLER NORTH AMER GTD HLDG CORP
                         4.750% 01/15/2008                                                   54,955
               510,000   DAIMLER CHRYSLER NORTH AMER GTD HLDG CORP
                         4.050% 06/04/2008++                                                492,999
                50,000   DAIMLER CHRYSLER NORTH AMER GTD HLDG CORP
                         6.500% 11/15/2013                                                   50,543
                20,000   DR HORTON INC 10.500% 04/01/2005                                    21,800
                20,000   DR HORTON INC 7.875% 08/15/2011                                     22,200
                15,000   DRESSER INC 9.375% 04/15/2011                                       15,413
                25,000   DURA OPERATING CORP SER B 8.625% 04/15/2012                         25,375
                30,000   GENERAL DYNAMICS CORP 4.500% 08/15/2010                             30,412
                 3,000   LEAR CORP 7.960% 05/15/2005                                          3,225
                 8,000   LEAR CORP SER B 8.110% 05/15/2009                                    9,220
               125,000   LOCKHEED MARTIN CORP 8.500% 12/01/2029                             162,513
               180,000   LOCKHEED MARTIN CORP 7.200% 05/01/2036                             210,492
                15,000   NALCO CO 144A 7.750% 11/15/2011*                                    15,600
                40,000   NORTHROP GRUMMAN CORP 7.750% 02/15/2031                             48,303
                23,000   SCHULER HOMES GTD 9.375% 07/15/2009                                 25,789
               375,718   SYSTEMS 2001 ASSET TRUST CL G 144A
                         6.664% 09/15/2013*                                                 414,060
                40,000   TEEKAY SHIPPING CORP 8.875% 07/15/2011                              44,800
                10,000   TYCO INTL GROUP SA 5.875% 11/01/2004                                10,313
                50,000   TYCO INTL GROUP SA 6.375% 06/15/2005                                52,438
               187,000   TYCO INTL GROUP SA 5.800% 08/01/2006                               195,415
                30,000   TYCO INTL GROUP SA 6.125% 11/01/2008                                31,538
                10,000   TYCO INTL GROUP SA 6.125% 01/15/2009                                10,513
                10,000   TYCO INTL GROUP SA 6.750% 02/15/2011                                10,638
               320,000   TYCO INTL GROUP SA 6.375% 10/15/2011                               332,800
               306,000   TYCO INTL GROUP SA 7.000% 06/15/2028                               310,590
               554,000   TYCO INTL GROUP SA 6.875% 01/15/2029                               554,693
                                                                                    ---------------
                         TOTAL INDUSTRIAL                                           $     3,222,597

                         REAL ESTATE (PUBLICLY TRADED) 0.11%
                75,000   EOP OPERATING LP NTS 7.750% 11/15/2007                     $        85,905
                40,000   HMH PPTYS INC SR NTS SER B 7.875% 08/01/2008                        41,300
                12,000   HMH PPTYS INC SR NTS SER C 8.450% 12/01/2008                        12,480
                10,000   VENTAS REALTY LP/VENTAS CAPITAL CORP
                         8.750% 05/01/2009                                                   11,000
                10,000   VENTAS REALTY LP/VENTAS CAPITAL CORP
                         9.000% 05/01/2012                                                   11,100
                                                                                    ---------------
                         TOTAL REAL ESTATE (PUBLICLY TRADED)                        $       161,785

                         TECHNOLOGY 0.44%
                50,000   CINCINNATI BELL INC SR NT 144A 7.250% 07/15/2013*          $        51,000
               140,000   DEUTSCHE TELEKOM INTL FINANCE BV GBL NT
                         5.250% 07/22/2013                                                  139,137
               190,000   ELECTRONIC DATA SYS CORP NTS 7.125% 10/15/2009                     197,600
               110,000   ELECTRONIC DATA SYS CORP SR NT 144A
                         6.000% 08/01/2013*                                                 104,159
               150,000   US WEST COMMUNICATIONS INC NT 5.625% 11/15/2008                    147,000
                                                                                    ---------------
                         TOTAL TECHNOLOGY                                           $       638,896

                         TELECOMMUNICATIONS 0.75%
                40,000   AT&T CORP SR NTS 8.500% 11/15/2031                         $        45,358
                35,000   AT&T WIRELESS SVCS INC 8.125% 05/01/2012                            40,596
                85,000   BRITISH TELECOM PLC BDS (STEP BOND)
                         8.875% 12/15/2030                                                  109,446
                20,000   DEUTSCHE TELEKOM INTL 8.500% 06/15/2010                             24,070
               105,000   DEUTSCHE TELEKOM INTL (STEP BOND)
                         8.750% 06/15/2030                                          $       132,096
                31,000   L-3 COMMUNICATIONS CORP SR SUB NTS
                         7.625% 06/15/2012                                                   33,790
                35,000   PANAMSAT CORP SR NTS 8.500% 02/01/2012                              37,713
                25,000   TCI COMM INC 7.875% 02/15/2026                                      28,561
                85,000   TELECOM ITALIA CAPITAL 144A 5.250% 11/15/2013*                      84,339
               175,000   VERIZON NEW JERSEY INC 5.875% 01/17/2012                           184,569
                10,000   VERIZON NEW JERSEY INC NT 7.850% 11/15/2029                         11,753
                10,000   VERIZON NEW YORK INC SER B 7.375% 04/01/2032                        11,036
               125,000   VERIZON PENNSYLVANIA INC SER A 5.650% 11/15/2011                   130,560
                55,000   VODAFONE GROUP PLC 6.250% 11/30/2032                                55,402
                20,000   WORLDCOM INC 8.000% 05/15/2006^                                      7,350
               230,000   WORLDCOM INC 8.250% 05/15/2010^                                     84,525
                55,000   WORLDCOM INC 7.500% 05/15/2011^                                     20,213
                10,000   WORLDCOM INC 6.950% 08/15/2028^                                      3,675
                85,000   WORLDCOM INC 8.250% 05/15/2031^                                     31,238
                                                                                    ---------------
                         TOTAL TELECOMMUNICATIONS                                   $     1,076,290

                         TRANSPORTATION 0.56%
               150,000   BURLINGTON NORTH SANTA FE CORP NTS
                         6.375% 12/15/2005                                          $       162,813
                40,000   CANADIAN NATIONAL RAILWAY CO 6.900% 07/15/2028                      44,079
                50,000   CANADIAN NATIONAL RAILWAY CO NT 4.400% 03/15/2013                   47,773
                50,000   DELTA AIR LINES INC 7.570% 11/18/2010                               51,464
                74,925   DELTA AIR LINES INC 6.619% 03/18/2011                               76,387
               188,644   DELTA AIR LINES INC 6.718% 01/02/2023                              199,978
                23,000   KANSAS CITY SOUTHERN RAILWAY GTD
                         9.500% 10/01/2008                                                   25,300
                50,000   NORFOLK SOUTHERN CORP 7.050% 05/01/2037                             54,795
                75,000   NORFOLK SOUTHERN CORP SR NTS 6.200% 04/15/2009                      82,378
                35,000   OVERSEAS SHIPHOLDING GROUP 8.250% 03/15/2013                        37,100
                15,000   OVERSEAS SHIPHOLDING GROUP INC NT
                         8.750% 12/01/2013                                                   16,200
                                                                                    ---------------
                         TOTAL TRANSPORTATION                                       $       798,267

                         UTILITIES 1.61%
                12,000   AES CORP 8.750% 06/15/2008                                 $        12,420
                29,000   AES CORP 9.375% 09/15/2010                                          30,740
                15,000   AES CORP 8.875% 02/15/2011                                          15,413
               222,000   AES CORP 144A 8.750% 05/15/2013*                                   236,985
                27,000   AES CORP 144A 9.000% 05/15/2015*                                    28,890
                30,153   AES CORP NT 144A 10.000% 07/15/2005*                                31,058
                86,000   AES CORP SR NTS 9.500% 06/01/2009                                   91,590
                47,000   CALPINE CORP 8.500% 02/15/2011                                      33,605
                80,000   CALPINE CORP SR NTS 8.250% 08/15/2005                               72,000
                25,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SER K
                         144A 6.950% 03/15/2033*                                             27,446
               110,000   DETROIT EDISON CO 6.125% 10/01/2010                                119,859
                20,000   DOMINION RESOURCES INC 4.125% 02/15/2008                            20,335
                80,000   DOMINION RESOURCES INC 5.700% 09/17/2012                            83,669
                35,000   DOMINION RESOURCES INC 6.750% 12/15/2032                            37,306
                90,000   DOMINION RESOURCES INC SER D SR NTS
                         5.125% 12/15/2009                                                   94,804
                80,000   DUKE ENERGY CORP SR NTS 5.625% 11/30/2012                           82,134
               100,000   EL PASO CORP CV 0.000% 02/28/2021                                   43,875
               490,000   EL PASO CORP MTN 7.800% 08/01/2031                                 371,175
               180,000   EL PASO CORP MTN 7.750% 01/15/2032                                 136,350
                50,000   EL PASO ENERGY CORP NTS 7.625% 07/15/2011                           42,125
                20,000   EL PASO ENERGY PARTNERS LP/EL PASO ENERGY
                         PARTNERS FINANCE CORP NT 10.625% 12/01/2012                         23,550
               140,000   EL PASO NATURAL GAS 8.375% 06/15/2032                              130,200
                25,000   EL PASO PRODUCTION HLD CO SR NT 144A
                         7.750% 06/01/2013*                                                  24,000
               250,000   HYDRO-QUEBEC GTD 6.300% 05/11/2011                                 280,442
                15,000   NATIONAL WATERWORKS INC SR SUB NT
                         10.500% 12/01/2012                                                  16,800
                75,000   OHIO EDISON 144A 5.450% 05/01/2015*                                 73,808
                47,000   ORION POWER HLDGS INC SR NTS 12.000% 05/01/2010                     54,050
                50,000   TXU ENERGY CO NTS 144A 7.000% 03/15/2013*                           54,847
                40,000   WILLIAMS COS INC 8.125% 03/15/2012                                  43,200
                                                                                    ---------------
                         TOTAL UTILITIES                                            $     2,312,676

                                                                                    ---------------
TOTAL CORPORATE DEBT (COST $35,598,454)                                             $    37,087,195

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
FOREIGN DEBT 9.55%
               300,000   AID ISRAEL 5.500% 09/18/2023                               $       301,242
EUR            795,000   BUNDESOBLIGATION SER 142 3.000% 04/11/2008                         904,133
CAD            875,000   CANADIAN GOVERNMENT 5.250% 06/01/2013                              683,775
EUR          1,448,000   DEUTSCHLAND REPUBLIC 3.750% 01/04/2009                           1,689,697
EUR          1,209,000   DEUTSCHLAND REPUBLIC 5.000% 01/04/2012                           1,482,201
EUR          1,184,000   DEUTSCHLAND REPUBLIC 5.500% 01/04/2031                           1,475,638
               200,000   FED REPUBLIC OF BRAZIL 14.500% 10/15/2009                          247,000
               185,000   FED REPUBLIC OF BRAZIL 12.000% 04/15/2010                          207,662
               406,365   FED REPUBLIC OF BRAZIL 8.000% 04/15/2014                           378,164
                10,000   FED REPUBLIC OF BRAZIL 8.875% 04/15/2024                             8,450
               205,000   FED REPUBLIC OF BRAZIL 11.000% 08/17/2040                          200,080
                58,236   FED REPUBLIC OF BRAZIL (FRN) 2.063% 04/15/2009                      53,169
               260,000   FED REPUBLIC OF BRAZIL (FRN) 2.063% 04/15/2012                     218,400
               209,340   FED REPUBLIC OF BRAZIL C BD 8.000% 04/15/2014                      194,812
               615,000   MEXICO GLOBAL BOND 11.500% 05/15/2026                              880,987
                 3,000   PANAMA 9.625% 02/08/2011                                             3,450
               235,000   PERU PDI (FRN) 5.000% 03/07/2017                                   219,137
                65,000   PROVINCE OF QUEBEC 7.380% 04/09/2026                                77,103
               230,000   QUEBEC PROV CDA DEBS 7.500% 09/15/2029                             282,917
                30,000   QUEBEC PROV DEBS 7.500% 07/15/2023                                  36,278
                25,000   QUEBEC PROV NTS MTN (STEP BOND) 7.365% 03/06/2026                   30,093
               285,000   REPUBLIC OF BULGARIA 144A 8.250% 01/15/2015*                       324,187
                70,000   REPUBLIC OF COLOMBIA 10.500% 07/09/2010                             76,650
               116,353   REPUBLIC OF COLOMBIA 9.750% 04/09/2011                             128,803
               185,000   REPUBLIC OF COLOMBIA 11.750% 02/25/2020                            211,270
EUR            595,000   REPUBLIC OF FRANCE 3.500% 01/12/2008                               692,050
                70,000   REPUBLIC OF PANAMA 9.375% 07/23/2012                                79,800
               217,000   REPUBLIC OF PANAMA 10.750% 05/15/2020                              260,400
                52,000   REPUBLIC OF PANAMA 8.250% 04/22/2008                                57,590
                40,000   REPUBLIC OF PERU 9.125% 02/21/2012                                  44,700
                20,000   REPUBLIC OF PERU 9.875% 02/06/2015                                  23,350
                10,000   REPUBLIC OF PERU 4.500% 03/07/2017                                   8,875
                10,000   REPUBLIC OF PERU 144A 9.125% 02/21/2012*                            11,175
                30,000   REPUBLIC OF PHILIPPINES 9.875% 01/15/2019                           31,001
                75,000   REPUBLIC OF PHILIPPINES 10.625% 03/16/2025                          81,187
               205,000   REPUBLIC OF PHILIPPINES GBL BDS 9.875% 01/15/2019                  212,688
                20,000   RUSSIAN FEDERATION 8.250% 03/31/2010                                22,340
               350,000   RUSSIAN FEDERATION (STEP BOND) 144A
                         5.000% 03/31/2030*                                                 326,725
SEK          2,565,000   SWEDEN (KINGDOM OF) BDS 8.000% 08/15/2007                          372,769
SEK          3,075,000   SWEDEN (KINGDOM OF) BDS 5.000% 01/28/2009                          403,648
                50,000   UNITED MEXICAN STATES 4.625% 10/08/2008                             50,125
               300,000   UNITED MEXICAN STATES 8.375% 01/14/2011                            352,050
                30,000   UNITED MEXICAN STATES 6.625% 03/03/2015                             30,825
               300,000   UNITED MEXICAN STATES 8.125% 12/30/2019                            331,500
                                                                                    ---------------
TOTAL FOREIGN DEBT (COST $12,361,939)                                               $    13,708,096

U.S. GOVERNMENT AND AGENCIES 57.13%

                         FHLMC POOLS 7.39%
               394,229   FHLMC GOLD POOL #A11986 5.000% 08/01/2033                  $       388,227
               199,244   FHLMC GOLD POOL #A12429 5.500% 08/01/2033                          201,005
               399,103   FHLMC GOLD POOL #A12699 5.000% 08/01/2033                          393,026
             1,199,999   FHLMC GOLD POOL #A13038 6.000% 09/01/2033                        1,231,784
               499,450   FHLMC GOLD POOL #A13288 5.500% 09/01/2033                          503,863
               200,000   FHLMC GOLD POOL #A13802 5.000% 09/01/2033                          196,954
               327,420   FHLMC GOLD POOL #C01310 6.500% 03/01/2032                          340,554
               895,550   FHLMC GOLD POOL #C01598 5.000% 08/01/2033                          881,914
               199,540   FHLMC GOLD POOL #C01623 5.500% 09/01/2033                          201,303
               457,025   FHLMC GOLD POOL #C69783 6.500% 08/01/2032                          475,357
                64,515   FHLMC GOLD POOL #C90213 7.000% 04/01/2018                           68,044
                92,834   FHLMC GOLD POOL #E00535 6.000% 02/01/2013                           96,757
                49,031   FHLMC GOLD POOL #E01095 6.000% 01/01/2017                           50,969
               202,771   FHLMC GOLD POOL #E01184 6.000% 08/01/2017                          210,755
                90,501   FHLMC GOLD POOL #E90471 5.500% 07/01/2017                           93,230
               198,304   FHLMC GOLD POOL #E98211 4.000% 07/01/2018                          193,394
               539,718   FHLMC GOLD POOL #G01391 7.000% 04/01/2032                          567,870
             1,100,000   FHLMC GOLD POOL #G01450 6.500% 08/01/2032                        1,144,122
               204,081   FHLMC GOLD POOL #G11149 6.500% 07/01/2011                          214,762
             2,580,000   FHLMC GOLD TBA 5.500% 11/01/2018                                 2,656,595
               200,000   FHLMC GOLD TBA 6.000% 11/01/2018                                   207,812
               300,000   FHLMC GOLD TBA 5.000% 11/01/2033                                   295,219
                                                                                    ---------------
                         TOTAL FHLMC POOLS                                          $    10,613,516

                         FNMA POOLS 6.64%
                21,598   FNMA POOL #190000 6.000% 09/01/2008                        $        22,576
                24,113   FNMA POOL #190040 6.000% 09/01/2008                                 25,204
               236,671   FNMA POOL #252345 6.000% 03/01/2014                                246,748
                93,397   FNMA POOL #323120 6.000% 10/01/2011                                 97,471
               144,639   FNMA POOL #323842 5.500% 07/01/2014                                149,668
               518,684   FNMA POOL #512117 7.500% 12/01/2029                                552,858
               244,322   FNMA POOL #555144 7.000% 10/01/2032                                257,309
               340,847   FNMA POOL #555720 6.500% 06/01/2015                                359,116
                29,207   FNMA POOL #568053 6.500% 05/01/2016                                 30,734
                13,638   FNMA POOL #569336 7.500% 01/01/2031                                 14,532
                12,256   FNMA POOL #583203 6.500% 05/01/2031                                 12,735
                 1,779   FNMA POOL #631415 6.500% 02/01/2032                                  1,848
                83,167   FNMA POOL #641482 6.500% 07/01/2032                                 86,403
                45,210   FNMA POOL #668339 5.500% 11/01/2017                                 46,567
               500,896   FNMA POOL #670370 5.500% 09/01/2017                                515,929
                 6,489   FNMA POOL #737369 4.500% 08/01/2033                                  6,189
               100,000   FNMA TBA 4.000% 11/01/2018                                          97,375
             1,500,000   FNMA TBA 4.500% 11/01/2018                                       1,498,125
             3,520,000   FNMA TBA 5.500% 11/01/2018                                       3,623,400
               500,000   FNMA TBA 6.000% 11/01/2018                                         520,000
               900,000   FNMA TBA 7.500% 11/01/2032                                         959,062
               100,000   FNMA TBA 5.500% 11/01/2033                                         100,906
               300,000   FNMA TBA 6.000% 11/01/2033                                         307,969
                                                                                    ---------------
                         TOTAL FNMA POOLS                                           $     9,532,724

                         GNMA POOLS 14.95%
               286,452   GNMA POOL #493555 6.500% 04/15/2031                        $       300,112
               199,980   GNMA POOL #563599 7.000% 06/15/2032                                211,839
                99,586   GNMA POOL #612927 5.500% 07/15/2033                                100,956
               185,700   GNMA POOL #780914 6.000% 11/15/2028                                192,124
               264,452   GNMA POOL #781276 6.500% 04/15/2031                                277,113
               119,857   GNMA POOL #781328 7.000% 09/15/2031                                127,091
             3,990,527   GNMA POOL #781340 6.500% 10/15/2031                              4,181,012
             6,000,000   GNMA TBA 5.000% 11/01/2033                                       5,930,628
             3,360,000   GNMA TBA 6.000% 11/01/2033                                       3,469,200
             6,370,000   GNMA TBA 6.500% 11/01/2033                                       6,668,594
                                                                                    ---------------
                         TOTAL GNMA POOLS                                           $    21,458,669

                         OTHER U.S. AGENCIES 11.44%
               100,000   FHLB 432 4.500% 09/16/2013                                 $        97,896
               410,000   FHLMC 6.000% 06/15/2011                                            452,235
               130,000   FHLMC 6.750% 03/15/2031                                            148,990
             3,800,000   FHLMC DISC NT 0.940% 11/03/2003^^                                3,799,802
               275,000   FHLMC MTN 3.500% 04/01/2008                                        273,420
             1,125,000   FHLMC MTN 3.875% 11/10/2008                                      1,133,775
               125,000   FHLMC NTS 7.000% 03/15/2010                                        145,371
               310,000   FHLMC NTS 6.875% 09/15/2010                                        358,729
               220,000   FICO STRIP CPN-3 DEB 0.000% 11/30/2017                             100,736
               325,000   FNMA 1.750% 06/16/2006                                             318,660
               390,000   FNMA 2.750% 08/11/2006                                             389,113
               350,000   FNMA 5.250% 04/15/2007                                             376,347
               400,000   FNMA 6.625% 10/15/2007                                             450,824
               625,000   FNMA 5.750% 02/15/2008                                             684,843
               225,000   FNMA 3.750% 09/15/2008                                             223,925
             1,450,000   FNMA 7.125% 06/15/2010                                           1,697,337
               705,000   FNMA 6.000% 05/15/2011                                             777,211
             1,900,000   FNMA 6.125% 03/15/2012                                           2,106,239
               320,000   FNMA 4.750% 02/21/2013                                             313,474
               250,000   FNMA 4.375% 07/17/2013                                             237,824
               345,000   FNMA 6.625% 11/15/2010                                             394,151
               655,000   FNMA DEBS 6.000% 05/15/2008                                        725,257
               470,000   FNMA DISC NT 1.074% 03/24/2004++^^                                 467,998
               250,000   FNMA MTN 7.250% 01/15/2010                                         293,949
               150,000   FNMA NTS 6.625% 09/15/2009                                         171,187
               100,000   RESOLUTION FDG CORP FED STRIPS 0.000% 07/15/2018                    44,263
               100,000   RESOLUTION FDG CORP FED STRIPS 0.000% 10/15/2018                    43,481
               195,394   SMALL BUSINESS ADMINISTRATION 5.199% 08/01/2012                    195,875
                                                                                    ---------------
                         TOTAL OTHER U.S. AGENCIES                                  $    16,422,912

                         U.S. TREASURIES 16.71%
               885,000   U.S. TREASURY BDS 2.000% 08/31/2005                        $       889,010

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
                70,000   U.S. TREASURY BDS 2.375% 08/15/2006                        $        70,219
               335,000   U.S. TREASURY BDS 10.375% 11/15/2012                               429,297
               785,000   U.S. TREASURY BDS 12.000% 08/15/2013                             1,089,402
               400,000   U.S. TREASURY BDS 9.250% 02/15/2016                                571,375
             1,340,000   U.S. TREASURY BDS 8.125% 08/15/2019                              1,798,217
               265,000   U.S. TREASURY BDS 8.500% 02/15/2020                                367,729
               560,000   U.S. TREASURY BDS 8.000% 11/15/2021                                750,509
               395,000   U.S. TREASURY BDS 6.750% 08/15/2026                                474,031
               875,000   U.S. TREASURY BDS 5.375% 02/15/2031                                904,223
               301,491   U.S. TREASURY INFLATION INDEXED BD
                         1.875% 07/15/2013                                                  300,667
             1,209,672   U.S. TREASURY INFLATION INDEXED BD
                         3.625% 04/15/2028                                                1,464,412
             3,289,745   U.S. TREASURY INFLATION INDEXED BD
                         3.875% 04/15/2029                                                4,166,282
             1,360,000   U.S. TREASURY NTS 1.625% 09/30/2005                              1,355,856
             4,300,000   U.S. TREASURY NTS 1.625% 10/31/2005                              4,282,194
               190,000   U.S. TREASURY NTS 3.250% 08/15/2008                                190,438
               287,000   U.S. TREASURY NTS 3.125% 10/15/2008                                285,408
             1,505,000   U.S. TREASURY NTS 4.000% 11/15/2012                              1,482,249
             1,269,000   U.S. TREASURY NTS 4.250% 08/15/2013                              1,263,845
             3,140,000   U.S. TREASURY STRIP PO 0.000% 11/15/2021                         1,163,863
               270,000   U.S. TREASURY STRIP PO 0.000% 08/15/2022                            95,331
               895,000   U.S. TREASURY STRIP PO 0.000% 11/15/2022                           311,081
               190,000   U.S. TREASURY STRIP PO 0.000% 08/15/2027                            50,496
                90,000   U.S. TREASURY STRIP PO 0.000% 11/15/2027                            23,588
               610,000   U.S. TREASURY STRIP PO 0.000% 02/15/2023                           209,491
                                                                                    ---------------
                         TOTAL U.S. TREASURIES                                      $    23,989,213

                                                                                    ---------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $81,739,414)                               $    82,017,034

STATE AND MUNICIPAL OBLIGATIONS 0.55%
               100,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
                         3.975% 05/01/2005                                          $       101,628
               700,000   ILLINOIS STATE 5.100% 06/01/2033                                   632,975
                60,000   OREGON STATE TAXABLE PENSION NTS 5.762% 06/01/2023                  60,661
                                                                                    ---------------
TOTAL STATE AND MUNICIPAL OBLIGATIONS (COST $859,993)                               $       795,264

                                                                                    ---------------
TOTAL INVESTMENTS AT VALUE 105.11% (COST $148,155,432)                                  150,899,749

                                                                                    ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS (5.11%)                                            (7,332,906)

                                                                                    ---------------
NET ASSETS 100.00%                                                                  $   143,566,843

WRITTEN OPTIONS

                                                            NOTIONAL      PREMIUM
TYPE OF CONTRACT                                              AMOUNT     RECEIVED        VALUE
----------------------------------------------------------------------------------------------
FG30 5.0% EXP 2/5/04 PUT 96.96875                            425,000   $    6,441   $    6,441
US 10YR NOTE FUT DEC EXP 11/22/03 PUT 107                    700,000        7,863          219
US 10YR NOTE FUT DEC EXP 11/22/03 PUT 110                  1,100,000        8,195        2,922
US 10YR NOTE FUT DEC EXP 11/22/03 PUT 115                    300,000        4,298        8,437
US 10YR NOTE FUT MAR EXP 2/21/04 CALL 114                  2,700,000       35,584       28,687
US 10YR NOTE FUT MAR EXP 2/21/04 CALL 115                  1,100,000       10,086        8,766
US 10YR NOTE FUT MAR EXP 2/21/04 CALL 116                  1,600,000       12,920        9,000
US 10YR NOTE FUT MAR EXP 2/21/04 PUT 105                   1,500,000       14,222        9,375
US 5YR NOTE (CBT) FUT DEC EXP 11/22/03 PUT 109.50            700,000        3,027          656
US LONG BOND (CBT) FUT DEC EXP 11/22/03 CALL 109             700,000        9,809        8,641
US LONG BOND (CBT) FUT DEC EXP 11/22/03 CALL 110             600,000        4,751        4,875
US LONG BOND (CBT) FUT DEC EXP 11/22/03 CALL 111           1,300,000       10,497        6,703
US LONG BOND (CBT) FUT DEC EXP 11/22/03 PUT 103            2,000,000       25,056        2,812
US LONG BOND (CBT) FUT DEC EXP 11/22/03 PUT 106            1,000,000        8,091        4,688
US LONG BOND (CBT) FUT MAR EXP 2/21/04 CALL 116              700,000        5,981        4,813
US LONG BOND (CBT) FUT MAR EXP 2/21/04 CALL 118            1,400,000        8,899        6,344
US LONG BOND (CBT) FUT MAR EXP 2/21/04 PUT 102             2,600,000       38,995       37,781
----------------------------------------------------------------------------------------------
TOTAL                                                                  $  214,715   $  151,160

FORWARD AND SPOT CONTRACTS

            DELIVER/RECEIVE                   COST ON                NET UNREALIZED
SETTLEMENT      IN EXCHANGE     UNITS OF  ORIGINATION                  APPRECIATION
DATE                FOR USD     CURRENCY         DATE        VALUE     DEPRECIATION
-----------------------------------------------------------------------------------
Buys
11/18/03                EUR    2,059,327  $ 2,316,742  $ 2,393,016   $       76,274
1/08/04                 EUR      699,150      814,279      811,246           (3,033)
1/12/04                 CAD      315,182      240,322      238,364           (1,958)
-----------------------------------------------------------------------------------
TOTAL                                                                $       71,283
Sales
11/03/03                EUR      483,247  $   564,336  $   561,774   $        2,562
11/18/03                EUR    5,773,382    6,492,716    6,708,889         (216,173)
1/07/04                 SEK    5,978,233      773,981      764,027            9,954
1/08/04                 EUR    2,105,184    2,442,013    2,442,713             (700)
1/12/04                 CAD    1,252,325      939,177      947,104           (7,927)
-----------------------------------------------------------------------------------
TOTAL                                                                $     (212,284)

FUTURES CONTRACTS

                                                                                                UNREALIZED
                          EXPIRATION              NUMBER OF      ORIGINAL                     APPRECIATION
TYPE OF CONTRACT                DATE   POSITION   CONTRACTS         VALUE          VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
90 DAY L LIBOR FUT
JUN 04                       06/2004       LONG          18   $ 3,687,350   $  3,636,394   $       (50,956)
90 DAY L LIBOR FUT
SEP 04                       09/2004       LONG          34     6,847,280      6,851,436             4,156
90 DAY EURO$FUT
SEP 04                       09/2004       LONG           4       975,433        979,450             4,017
90 DAY EURO$FUT
SEP 05                       09/2005       LONG          22     5,304,473      5,302,550            (1,923)
EURO BOBL FUT
DEC 03                       12/2003       LONG           2       256,011        256,239               228
EURO BUND FUT
DEC 03                       12/2003       LONG           9     1,184,145      1,179,647            (4,498)
US 10 YR NOTE FUT
DEC 03                       12/2003      SHORT          67     7,346,697      7,523,891          (177,194)
US 5YR NOTE (CBT)
DEC 03                       12/2003      SHORT         197    21,685,703     22,027,063          (341,360)
US LONG BOND FUT
(CBT) DEC 03                 12/2003       LONG          46     4,842,746      5,001,063           158,317
----------------------------------------------------------------------------------------------------------
TOTAL                                                                                      $      (409,213)

See Notes to Financial Statements.

FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FICO       Financing Corporation
FNMA       Federal National Mortgage Association
FRN        Floating Rate Note
GNMA       Government National Mortgage Association
IO         Interest Only Security
MTN        Medium Term Note
PDI        Past Due Interest
PO         Principal Only Security
STEP BOND  Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2003. Maturity date shown is the stated maturity date of the security.
TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2003, these securities amounted to $8,282,239 or 5.77% of net assets.
^  Denotes that this security is in default.
++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures.
^^ Denotes yield to maturity.

Currency Code Key

CAD          CANADIAN DOLLAR
EUR          EURO
SEK          SWEDISH KRONA

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INFLATION-INDEXED BOND FUND

October 31, 2003 (Unaudited)

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES 91.77%
                         OTHER U.S. AGENCIES 2.35%
               350,000   FNMA DISC NT 1.074% 03/24/2004++^                          $       348,509
             2,015,450   TENNESSEE VALLEY AUTHORITY 3.375% 01/15/2007                     2,173,885
                                                                                    ---------------
                         TOTAL OTHER U.S. AGENCIES                                  $     2,522,394

                         U.S. TREASURIES 89.42%
             3,185,755   U.S. TREASURY INFLATION INDEXED BD
                         1.875% 07/15/2013                                          $     3,177,045
            11,434,824   U.S. TREASURY INFLATION INDEXED BD
                         3.625% 04/15/2028                                               13,842,838
            13,198,279   U.S. TREASURY INFLATION INDEXED BD
                         3.875% 04/15/2029                                               16,714,894
             2,818,048   U.S. TREASURY INFLATION INDEXED BD
                         3.375% 04/15/2032                                                3,402,353
             3,978,475   U.S. TREASURY INFLATION INDEXED NT
                         3.375% 01/15/2007                                                4,338,559
            12,339,108   U.S. TREASURY INFLATION INDEXED NT
                         3.625% 01/15/2008                                               13,711,353
             8,609,846   U.S. TREASURY INFLATION INDEXED NT
                         3.875% 01/15/2009                                                9,739,552
             8,952,091   U.S. TREASURY INFLATION INDEXED NT
                         4.250% 01/15/2010                                               10,432,687
             5,366,181   U.S. TREASURY INFLATION INDEXED NT
                         3.500% 01/15/2011                                                6,046,805
             4,152,763   U.S. TREASURY INFLATION INDEXED NT
                         3.375% 01/15/2012                                                4,664,071
             9,044,082   U.S. TREASURY INFLATION INDEXED NT
                         3.000% 07/15/2012                                                9,897,264
                                                                                    ---------------
                         TOTAL U.S. TREASURIES                                      $    95,967,421

                                                                                    ---------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $94,130,309)                               $    98,489,815

                                                                                    ---------------
TOTAL INVESTMENTS AT VALUE 91.77% (COST $94,130,309)                                     98,489,815

                                                                                    ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 8.23%                                               8,827,361

                                                                                    ---------------
NET ASSETS 100.00%                                                                  $   107,317,176

WRITTEN OPTIONS

                                                         NOTIONAL       PREMIUM
TYPE OF CONTRACT                                           AMOUNT       RECEIVED          VALUE
-----------------------------------------------------------------------------------------------
90 DAY EURO$ FUT SEP EXP 9/13/04 PUT 97.50             19,500,000   $     60,060   $     53,625
US 5YR NOTE (CBT) FUT DEC EXP 11/22/03
CALL 112.50                                             3,900,000         20,524         12,797
-----------------------------------------------------------------------------------------------
TOTAL                                                               $     80,584   $     66,422

FUTURES CONTRACTS

                                                                                                UNREALIZED
                          EXPIRATION              NUMBER OF      ORIGINAL                     APPRECIATION
TYPE OF CONTRACT                DATE   POSITION   CONTRACTS         VALUE          VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
US 5YR NOTE (CBT)
DEC 03                       12/2003       LONG          25   $ 2,795,438   $  2,795,313   $          (125)
US LONG BOND FUT
(CBT) DEC 03                 12/2003       LONG           5       538,775        543,594             4,819
----------------------------------------------------------------------------------------------------------
TOTAL                                                                                      $         4,694

See Notes to Financial Statements.

++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures.
^  Denotes yield to maturity.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SHORT DURATION FUND

October 31, 2003 (Unaudited)

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 23.73%
                33,149   ABSC LONG BEACH HOME EQ LOAN TRUST 00-LB1
                         CL AV (FRN) 1.380% 08/21/2030                              $        33,113
                39,679   ACE SEC CORP 01-AQ1 CL A1 (FRN) (STEP BOND)
                         1.380% 04/25/2031                                                   39,628
               173,351   AFC HOME EQ LOAN TRUST 00-2 CL 1A (FRN)
                         1.510% 06/25/2030                                                  173,480
               313,828   AFC HOME EQ LOAN TRUST 99-1 CL 1A (FRN)
                         1.600% 02/24/2029                                                  314,540
               280,000   AMERICAN EXPRESS MASTER TRUST 02-2 CL A (FRN)
                         1.170% 05/15/2006                                                  280,000
                65,000   AMERICAN EXPRESS MASTER TRUST 03-4 CL A
                         1.690% 01/15/2009                                                   63,533
               317,870   AMERICREDIT AUTO REC TRUST 00-C CL A4 (FRN)
                         1.330% 07/12/2007                                                  318,013
               408,338   AMERICREDIT AUTO REC TRUST 00-D CL A4 (FRN)
                         1.330% 09/12/2007                                                  408,715
               600,000   AMERICREDIT AUTO REC TRUST 02-1 CL A3
                         4.230% 10/06/2006                                                  612,401
               250,000   ARG FUNDING 01-2A CL A 144A (FRN)
                         1.360% 03/20/2006*                                                 249,465
               143,640   ASSET BACKED SEC CORP HOME EQ LOAN TRUST 01-HE3
                         CL A1 (FRN) (STEP BOND) 1.390% 11/15/2031                          143,599
               220,000   BANK ONE AUTO SEC TRUST 03-1 CL A2
                         1.290% 08/21/2006                                                  219,968
               250,000   BANK ONE ISSUANCE TRUST 03-A2 CL A2 (FRN)
                         1.170% 10/15/2008                                                  250,115
               200,000   BMW VEHICLE OWNER TRUST 03-A CL A2
                         1.450% 11/25/2005                                                  200,072
               102,407   CAPITAL AUTO REC ASSET TRUST 02-4 CL A2B
                         1.740% 01/17/2005                                                  102,528
               225,000   CAPITAL AUTO REC ASSET TRUST 03-1 CL A1B (FRN)
                         1.170% 06/15/2005                                                  224,940
               210,000   CAPITAL AUTO REC ASSET TRUST 03-2 A2A
                         1.200% 05/16/2005                                                  209,734
               345,000   CAPITAL AUTO REC ASSET TRUST 03-3 CL A1A
                         1.770% 01/16/2006                                                  345,686
               500,000   CAPITAL ONE AUTO FINANCE TRUST 02-B CL A3A
                         2.710% 10/16/2006                                                  506,147
               250,000   CAPITAL ONE AUTO FINANCE TRUST 03-A A2
                         1.400% 03/15/2006                                                  249,922
               195,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST 03-A1 CL A1
                         (FRN) 1.510% 01/15/2009                                            195,923
               250,000   CAPITAL ONE PRIME AUTO REC TRUST 03-2 CL A2
                         1.430% 03/15/2006                                                  249,512
               215,000   CARMAX AUTO OWNER TRUST 03-1 A2
                         1.230% 10/17/2005                                                  214,750
               250,000   CARMAX AUTO OWNER TRUST 03-3 CL A2
                         1.680% 08/15/2006                                                  250,000
               300,000   CHASE CREDIT CARD MASTER TRUST 02-4 CL A (FRN)
                         1.170% 10/15/2007                                                  300,000
               156,094   CHASE MANHATTAN AUTO OWNER TRUST 01-B CL A3
                         3.090% 11/15/2005                                                  156,881
               148,677   CHASE MANHATTAN AUTO OWNER TRUST 02-A CL A3
                         3.490% 03/15/2006                                                  150,076
               150,000   CHASE MANHATTAN AUTO OWNER TRUST 02-B CL A3
                         3.580% 05/15/2006                                                  151,633
               150,000   CHASE MANHATTAN AUTO OWNER TRUST 03-A A2
                         1.260% 01/16/2006                                                  149,835
               600,000   CHESAPEAKE FUNDING LLC 03-1 CL A1 (FRN)
                         1.370% 08/07/2008                                                  601,548
               159,580   CIT GROUP HOME EQ LOAN TRUST 02-1 CL AV (FRN)
                         1.410% 03/25/2033                                                  159,623
               280,955   CIT GROUP HOME EQ LOAN TRUST 02-2 CL AV (FRN)
                         (STEP BOND) 1.390% 06/25/2033                                      280,853
               200,000   CITIBANK CREDIT CARD ISSUANCE TRUST 00-A2 CL A2
                         (FRN) 1.189% 11/07/2005                                            199,993
               200,000   CITIBANK CREDIT CARD ISSUANCE TRUST 02-A9 CL A9
                         (FRN) 1.180% 12/17/2007                                            200,007
               175,000   CITIBANK CREDIT CARD ISSUANCE TRUST 03-A5 CL A5
                         2.500% 04/07/2008                                                  175,042
               674,704   COUNTRYWIDE ASSET-BACKED CERT 02-1 CL A
                         (FRN) 1.400% 08/25/2032                                    $       675,029
               227,543   COUNTRYWIDE ASSET-BACKED CERT 02-BC1 CL A
                         (STEP BOND) 1.450% 04/25/2032                                      227,357
               820,187   COUNTRYWIDE ASSET-BACKED CERT 03-1 CL 3A
                         1.460% 06/25/2033                                                  819,996
               350,000   COUNTRYWIDE ASSET-BACKED CERT 03-BC3 CL A2
                         1.430% 09/25/2033                                                  349,514
               231,988   COUNTRYWIDE HOME EQ LOAN TRUST 02-A CL A (FRN)
                         1.380% 04/15/2028                                                  231,677
               131,333   CREDIT BASED ASSET SERV & SEC 00-CB2 CL A1A
                         (STEP BOND) 1.530% 09/25/2029                                      131,242
               126,061   CREDIT BASED ASSET SERV & SEC 01-CB4 CL 1A1
                         1.570% 11/25/2033                                                  126,321
               275,000   DAIMLER CHRYSLER AUTO TRUST 01-A CL AA4
                         5.400% 03/06/2006                                                  281,032
                78,769   DAIMLER CHRYSLER AUTO TRUST 02-B CL A2
                         2.200% 04/06/2005                                                   78,900
               101,645   DAIMLER CHRYSLER AUTO TRUST 02-C CL A2
                         2.070% 06/08/2005                                                  101,866
               155,000   DAIMLER CHRYSLER MASTER OWNER TRUST 03-A CL A
                         (FRN) 1.170% 02/15/2008                                            155,071
                44,614   DELTA FUNDING HOME EQ LOAN TRUST 99-3 CL A1A
                         (STEP BOND) 1.530% 09/15/2029                                       44,669
               300,000   DRIVETIME AUTO OWNER TRUST 02-C CL A3 144A
                         3.070% 12/17/2007*                                                 304,219
               216,901   EMC MTG LOAN TRUST 02-AA CL A1 144A (FRN)
                         1.590% 05/25/2039*                                                 217,456
               500,000   FIRST BANKCARD MASTER CREDIT CARD TRUST 00-2A
                         CL A 144A (FRN) 1.290% 04/17/2006*                                 500,000
               400,000   FIRST NORTH AMERICAN NATL BANK 03-A CL A (FRN)
                         1.600% 05/16/2011                                                  400,908
               201,462   FIRST SECURITY AUTO OWNER TRUST 00-1 CL A4
                         7.400% 10/17/2005                                                  202,668
               400,000   FIRST USA CREDIT CARD MASTER TRUST 96-8 CL A (FRN)
                         1.240% 09/10/2006                                                  400,024
               234,672   FORD CREDIT AUTO OWNER TRUST 02-A CL A3B (FRN)
                         1.240% 01/15/2006                                                  234,694
                69,514   FORD CREDIT AUTO OWNER TRUST 03-A CL A2B (FRN)
                         1.170% 08/15/2005                                                   69,518
               300,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST 01-1
                         CL A (FRN) 1.210% 07/17/2006                                       300,171
                35,880   GUARANTEED EXPORT TRUST 96-A CL A
                         6.550% 06/15/2004                                                   36,483
                 3,562   HARLEY DAVIDSON MOTORCYCLE TRUST 01-2 CL A1
                         3.770% 04/17/2006                                                    3,566
                46,988   HARLEY DAVIDSON MOTORCYCLE TRUST 03-2 A1
                         1.340% 01/15/2008                                                   46,950
               170,306   HONDA AUTO REC OWNER TRUST 03-1 CL A2
                         1.460% 09/19/2005                                                  170,372
               275,000   HONDA AUTO REC OWNER TRUST 03-2 A2
                         1.340% 12/21/2005                                                  274,827
               816,554   HOUSEHOLD AUTO TRUST 00-2 CL A4 7.430% 04/17/2007                  844,664
               101,085   HOUSEHOLD AUTO TRUST 02-2 CL A2 2.150% 12/19/2005                  101,266
               245,000   HOUSEHOLD AUTO TRUST 02-3 CL A3B (FRN)
                         1.310% 06/18/2007                                                  244,885
               225,000   HOUSEHOLD AUTO TRUST 03-1A A2 1.300% 09/18/2006                    224,792
                36,252   HOUSEHOLD AUTO TRUST I 99-1 CL A4 6.650% 04/17/2006                 36,334
               109,345   HOUSEHOLD HOME EQ LOAN TRUST 01-2 CL A (FRN)
                         1.490% 07/20/2031                                                  109,391
                73,574   HOUSEHOLD HOME EQ LOAN TRUST 02-1 CL A (FRN)
                         1.490% 12/22/2031                                                   73,644
                36,787   HOUSEHOLD HOME EQ LOAN TRUST 02-1 CL M (FRN)
                         1.940% 12/22/2031                                                   36,944
               461,663   HOUSEHOLD HOME EQ LOAN TRUST 02-2 CL A (FRN)
                         1.420% 04/20/2032                                                  461,548
               724,569   HOUSEHOLD HOME EQ LOAN TRUST 02-3 CL A
                         1.570% 07/20/2032                                                  724,382
               195,000   HYUNDAI AUTO RECEIVABLES TRUST 03-A A2
                         1.560% 09/15/2006                                                  194,771
               537,752   INDYMAC HOME EQ LOAN ASSET-BACKED TRUST 01-A
                         CL AV (FRN) 1.380% 03/25/2031                                      537,836

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
               463,135   INDYMAC HOME EQ LOAN ASSET-BACKED TRUST 03-A
                         CL AV1 (FRN) 1.280% 09/25/2019                             $       463,067
               316,888   IRWIN HOME EQ TRUST 2003-A CL A1 (FRN)
                         1.620% 10/25/2027                                                  317,932
               119,556   KEYCORP STUDENT LOAN TRUST 95-B CL A (FRN)
                         1.350% 09/27/2024                                                  119,556
               217,415   LONG BEACH ASSET HLDGS CORP 03-1 CL N 144A (FRN)
                         1.500% 02/25/2008*                                                 217,415
                75,889   LONG BEACH MTG LOAN TRUST 00-1 CL AV-1 (FRN)
                         1.380% 01/21/2031                                                   75,808
                72,480   LONG BEACH MTG LOAN TRUST 01-2 CL A2 (STEP BOND)
                         1.400% 07/25/2031                                                   72,527
               277,807   MADISON AVENUE MANUFACTURED HOUSING CONTRACT
                         02-A CL A1 (FRN) 1.470% 03/25/2032                                 277,207
               265,000   MBNA CREDIT CARD MASTER NOTE TRUST 01-A4 CL A
                         (FRN) 1.250% 02/15/2007                                            265,094
               500,000   MBNA CREDIT CARD MASTER NOTE TRUST 97-C CL A
                         (FRN) (STEP BOND) 1.230% 08/15/2006                                500,019
               200,000   NAVISTAR FINL CORP OWNER TRUST 03-B CL A2
                         1.690% 09/15/2006                                                  199,859
               229,722   NISSAN AUTO REC OWNER TRUST 02-B CL A3
                         3.990% 12/15/2005                                                  232,502
               180,000   NISSAN AUTO REC OWNER TRUST 03-A CL A2
                         1.450% 05/16/2005                                                  180,090
               225,000   NISSAN AUTO REC OWNER TRUST 03-B
                         1.200% 11/15/2005                                                  224,677
                42,272   ONYX ACCEPT AUTO TRUST 01-C CL A3 4.650% 06/15/2005                 42,327
               166,000   PECO ENERGY TRANSITION TRUST 99-A CL A3 (FRN)
                         1.335% 03/01/2006                                                  165,989
               263,945   RESIDENTIAL ASSET SECURITIES CORP 00-KS3 CL AII (FRN)
                         1.350% 07/25/2031                                                  263,886
               550,668   RESIDENTIAL ASSET SECURITIES CORP 00-KS5 CL AII (FRN)
                         (STEP BOND) 1.360% 12/25/2031                                      550,716
               798,614   RESIDENTIAL ASSET SECURITIES CORP 03-KS2 CL AIIB
                         (FRN) 1.420% 01/25/2033                                            798,004
               296,685   RESIDENTIAL ASSET SECURITIES CORP 03-KS8 CL AI1
                         (FRN) 1.240% 05/25/2021                                            296,507
               225,000   SEARS CREDIT ACCOUNT MASTER TRUST 96-3 CL A
                         7.000% 07/15/2008                                                  229,644
                 1,291   SLM STUDENT LOAN TRUST 00-1 CL A1L (FRN)
                         1.251% 10/27/2008                                                    1,292
               209,453   SLM STUDENT LOAN TRUST 02-A CL A1 (FRN)
                         1.290% 06/15/2016                                                  209,767
                94,014   SLM STUDENT LOAN TRUST 03-A CL A1 (FRN)
                         1.250% 12/15/2015                                                   94,017
                78,314   SLM STUDENT LOAN TRUST 99-2 CL A2L (FRN)
                         1.310% 04/25/2011                                                   78,435
               167,675   SOUTHERN PACIFIC SECURED ASSETS CORP 98-2 CL A1
                         (STEP BOND) 1.290% 07/25/2029                                      167,385
                60,243   TEXTRON FINL CORP 01-A CL A3 144A (FRN)
                         1.490% 02/20/2009*                                                  60,201
               275,000   TOYOTA AUTO REC OWNER TRUST 01-C CL A4
                         4.720% 09/15/2008                                                  282,753
                65,000   TOYOTA AUTO REC OWNER TRUST 02-C CL A3
                         2.650% 11/15/2006                                                   65,624
               160,000   TOYOTA AUTO REC OWNER TRUST 03-A CL A2
                         1.280% 08/15/2005                                                  159,939
               125,000   TOYOTA AUTO REC OWNER TRUST 03-B CL A2
                         1.430% 02/15/2006                                                  124,865
               447,359   WACHOVIA ASSET SECURITIZATION INC (FRN)
                         1.550% 12/25/2032                                                  448,074
               192,253   WFS FINL OWNER TRUST 01-A CL A4 (FRN)
                         1.380% 10/20/2008                                                  192,246
                55,663   WFS FINL OWNER TRUST 01-C CL A3 (FRN)
                         1.280% 03/20/2006                                                   55,667
               341,799   WFS FINL OWNER TRUST 02-1 CL A3B (FRN)
                         1.270% 12/20/2006                                                  341,832
               111,738   WFS FINL OWNER TRUST 03-1 CL A2
                         1.500% 03/20/2006                                                  111,804
               170,000   WFS FINL OWNER TRUST 03-2 A2
                         1.320% 05/20/2006                                                  170,001
               135,032   WHOLE AUTO LOAN TRUST 02-1 CL A2
                         1.880% 06/15/2005                                          $       135,335
               275,000   WHOLE AUTO LOAN TRUST 03-1 CL A2A
                         1.400% 04/15/2006                                                  274,776
                75,000   WORLD OMNI AUTO REC TRUST 03-A CL A2
                         1.460% 08/15/2005                                                   75,059
                                                                                    ---------------
TOTAL ASSET BACKED SECURITIES (COST $26,941,674)                                    $    26,898,160

COLLATERALIZED MORTGAGE OBLIGATIONS 14.41%
                         PRIVATE LABEL CMO'S 13.30%
               215,000   AESOP 03-4A CL A1 144A (FRN) 1.350% 08/20/2007*            $       216,059
               800,000   AESOP FUNDING II LLC 01-1 CL NT 144A
                         1.320% 04/20/2005*                                                 799,248
               296,008   AMSI 01-1 CL A 1.410% 06/25/2031                                   295,633
               187,320   ARMS II G1 CL A (FRN) 1.370% 09/10/2034                            187,320
               513,064   BANC OF AMERICA FUNDING CORP 03-1 CL A1
                         6.000% 05/20/2033                                                  515,489
               294,542   BMW VEHICLE OWNER TRUST 02-A CL A-3
                         3.800% 05/25/2006                                                  298,448
               300,000   CHASE MANHATTAN AUTO OWNER TRUST 03-B CL A2
                         1.280% 03/15/2006                                                  299,584
               550,112   CRUSADE GLOBAL TRUST 03-1 CL A (FRN)
                         1.356% 01/17/2034                                                  550,107
               300,000   CRUSADE GLOBAL TRUST 03-2 CL A (FRN) (STEP BOND)
                         1.330% 09/18/2034                                                  300,000
               142,599   CS FIRST BOSTON MTG SECURITIES CORP 01-FL2A CL A
                         144A (FRN) 1.370% 09/15/2013*                                      142,501
               100,956   CS FIRST BOSTON MTG SECURITIES CORP 03-NP6 CL A1
                         144A (FRN) 2.020% 08/25/2032*                                      100,830
               486,406   EMC MTG LOAN TRUST 02-B CL A1 144A (FRN)
                         0.000% 02/25/2041*                                                 492,106
               349,533   EMC MTG LOAN TRUST 03-A CL A1 144A (FRN)
                         1.670% 08/25/2040*                                                 350,953
                 6,578   FIRST PLUS HOME LOAN TRUST 97-1 CL CERT
                         7.640% 07/10/2022                                                    6,575
               500,000   FORD CREDIT AUTO OWNER TRUST 02-D CL A4B
                         1.240% 11/15/2006                                                  500,594
               133,654   GRANITE MTG PLC 01-2 CL 1A (FRN) 1.390% 10/20/2021                 133,797
               190,000   GRANITE MTG PLC 03-1 CL 1A2 (FRN) 1.350% 01/20/2020                190,055
               600,000   GRANITE MTG PLC 03-2 CL 1A2 (FRN) (STEP BOND)
                         1.320% 07/20/2020                                                  599,625
               112,766   GS MTG SECS CORP II 00-GSFL CL A 144A (FRN)
                         1.400% 08/15/2012*                                                 112,771
               198,750   HOLMES FINANCING PLC 4 CL 1A (FRN) 1.340% 07/15/2015               198,836
               250,000   HOLMES FINANCING PLC 6 CL 2A (FRN) 1.320% 04/15/2008               250,140
               218,225   IMPAC CMB TRUST 02-5 CL A1 1.490% 07/25/2032                       218,402
               669,140   IMPAC CMB TRUST 03-6 CL A (FRN) (STEP BOND)
                         1.440% 07/25/2033                                                  668,447
               369,059   IRWIN HOME EQ TRUST 03-1 CL 1A1 (FRN)
                         1.620% 02/25/2028                                                  370,185
               398,953   IRWIN HOME EQ TRUST 03-1 CL 2A1 (FRN)
                         1.620% 02/25/2028                                                  400,094
               205,000   JOHN DEERE OWNER TRUST 03 CL A2 1.310% 01/15/2006                  204,720
               104,761   JP MORGAN CHASE COML MTG SEC TRUST 03-FL1A CL A1
                         144A (FRN) 1.390% 02/17/2015*                                      104,761
               108,967   KINGFISHER SECURITIZATION 01-1G CL A (STEP BOND)
                         1.320% 09/20/2032                                                  108,938
               208,191   MEDALLION TRUST 03-1G CL A (FRN) 1.330% 12/21/2033                 208,212
               109,509   MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AV1 (FRN)
                         1.490% 04/25/2031                                                  109,612
               457,000   MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1 (FRN)
                         1.440% 05/25/2033                                                  456,533
               714,825   MERRILL LYNCH MTG INVESTORS 03-WMC1 CL A2 (FRN)
                         1.480% 11/25/2033                                                  714,950
               100,000   MMCA AUTOMOBILE TRUST 02-1 CL A4 1.400% 01/15/2010                  98,920
               250,000   MOUND FINANCING PLC 3A A1-1 144A (FRN)
                         1.280% 02/08/2008*                                                 250,000
               250,000   NAVISTAR FINL DEALER NOTE MASTER TRUST 03-1 CL A
                         1.420% 06/25/2009                                                  250,000
               201,744   NEW CENTURY HOME EQ LOAN TRUST 01-NC1 CL A
                         1.410% 06/20/2031                                                  201,480

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
               396,597   ONYX ACCEPT GRANTOR TRUST 03-A CL A2
                         1.640% 11/15/2005                                          $       397,045
               384,619   OPTION ONE MTG LOAN TRUST 01-4 CL A (FRN)
                         1.420% 01/25/2032                                                  384,940
               434,310   OPTION ONE MTG LOAN TRUST 03-1 CL A2
                         1.540% 02/25/2033                                                  435,431
               205,000   PERMANENT FINANCING PLC 1 CL 3A (FRN)
                         1.265% 06/10/2007                                                  205,032
               125,000   PERMANENT FINANCING PLC 2 CL 2A (FRN)
                         1.290% 09/10/2007                                                  125,066
               348,154   PROVIDENT BANK HOME EQ LOAN TRUST 00-2 CL A2
                         1.390% 08/25/2031                                                  347,367
               244,668   RESIDENTIAL ASSET SECURITIES CORP 03-KS6 CL A2 (FRN)
                         1.420% 08/25/2033                                                  244,668
               199,148   RMAC 03-NS1A CL A1B 144A (FRN) 1.290% 09/12/2017*                  199,148
               191,693   RMAC 03-NS2A CL A1B 144A (FRN) 1.290% 06/12/2018*                  191,693
               100,000   RMAC 03-NS3A CL A1B 144A (FRN) (STEP BOND)
                         1.264% 09/12/2018*                                                 100,000
               164,123   TORRENS TRUST 00-1GA CL A 144A (FRN)
                         1.380% 07/15/2031*                                                 164,379
                90,000   UCFC HOME EQ LOAN 98-D CL MF1 6.905% 04/15/2030                     94,578
               230,000   USAA AUTO OWNER TRUST 03-1 CL A2 1.220% 04/17/2006                 229,669
               789,808   WACHOVIA ASSET SECURITIZATION INC 02-HE1 CL A
                         1.490% 09/27/2032                                                  792,725
               253,599   WESTPAC SECURITIZATION TRUST 98-1G CL A (FRN)
                         1.300% 07/19/2029                                                  253,891
                                                                                    ---------------
                         TOTAL PRIVATE LABEL CMO'S                                  $    15,071,557

                         U.S. AGENCY CMO'S 1.11%
               300,000   FHLMC 2638 CL KA 3.000% 07/15/2009                         $       303,229
               500,000   FHLMC 2684 CL PA 5.000% 02/15/2010                                 512,578
               115,556   FNMA 02-70 CL QA 5.500% 11/25/2010                                 115,443
               322,623   GNMA 02-29 CL BK 6.150% 04/16/2029                                 325,768
                                                                                    ---------------
                         TOTAL U.S. AGENCY CMO'S                                    $     1,257,018

                                                                                    ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $16,341,299)                        $    16,328,575

CORPORATE DEBT 14.10%
                         BANKING & FINANCE 7.96%
               100,000   ABBEY NATL FIRST CAPITAL BV GTD SUB NT
                         8.200% 10/15/2004                                          $       106,121
               250,000   AMERICAN EXPRESS CREDIT MTN (FRN)
                         1.190% 11/17/2003                                                  250,007
               360,000   AMERICAN HONDA FINANCE MTN 144A (FRN)
                         1.312% 09/11/2006*                                                 359,801
               250,000   ASIF GLOBAL FINANCING XXII 144A (FRN)
                         1.280% 05/30/2006*                                                 250,455
               250,000   BANK OF AMERICA CORP MTN (FRN) 1.364% 05/03/2004                   250,295
               250,000   BANK OF AMERICA CORP MTN (FRN) 1.450% 10/22/2004                   250,677
               200,000   BANK OF NEW YORK CO INC 6.500% 12/01/2003                          200,787
               260,000   BANK ONE CORP 6.500% 02/01/2006                                    283,962
               100,000   BOEING CAPITAL CORP MTN (FRN) 4.880% 08/20/2004                    102,599
               500,000   BP CAPITAL MARKETS PLC (FRN) 1.045% 03/08/2004                     500,001
               300,000   CATERPILLAR FINL SERVICES CORP MTN (FRN)
                         1.297% 11/04/2003                                                  300,000
               200,000   CIT GROUP INC SR NTS 7.500% 11/14/2003                             200,320
               300,000   CITIGROUP INC (FRN) 1.350% 03/09/2004                              300,243
               200,000   COUNTRYWIDE HOME LOAN MTN 6.840% 10/22/2004                        209,548
               300,000   CREDIT SUISSE FIRST BOSTON USA INC MTN (FRN)
                         1.446% 09/07/2004                                                  300,573
               350,000   FIRST UNION NATL BANK (FRN) 1.370% 02/20/2004                      350,343
               100,000   GENERAL ELECTRIC CAP CORP MTN (FRN)
                         1.290% 09/15/2004                                                  100,143
               500,000   GENERAL ELECTRIC CAP CORP MTN (FRN)
                         1.265% 03/15/2005                                                  500,772
               250,000   GENERAL MTRS ACCEPT CORP (FRN) 1.400% 04/05/2004                   249,629
               300,000   GENERAL MTRS ACCEPT CORP MTN (FRN)
                         3.030% 05/19/2005                                                  303,194
               200,000   HELLER FINL INC 6.000% 03/19/2004                                  203,529
               275,000   JP MORGAN CHASE & CO MTN (FRN) 1.300% 05/20/2004                   275,064
               250,000   MONUMENT GLOBAL FDG II 144A (FRN)
                         1.262% 02/11/2005*                                                 250,082
               250,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CO
                         5.250% 07/15/2004                                          $       256,775
               250,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CO
                         (FRN) 1.539% 02/07/2005                                            251,080
               250,000   NATIONWIDE BUILDING SOCIETY SR MTN 144A (FRN)
                         1.140% 07/23/2004*                                                 250,033
               300,000   SLM CORP MTN (FRN) 1.491% 10/25/2004                               300,872
               250,000   SLM CORP MTN (FRN) 1.441% 01/25/2005                               250,816
               250,000   TOYOTA MOTOR CREDIT CORP MTN 2.800% 01/18/2006                     253,879
               250,000   US BANCORP MTN (FRN) 1.290% 09/16/2005                             250,187
               500,000   US BANK NA MTN (FRN) 1.340% 06/14/2005                             500,974
               250,000   VW CREDIT INC MTN 144A (FRN) 1.350% 01/22/2004*                    250,069
               360,000   WELLS FARGO & CO (FRN) 1.200% 10/01/2004                           360,264
                                                                                    ---------------
                         TOTAL BANKING & FINANCE                                    $     9,023,094

                         BASIC INDUSTRIES 1.20%
               650,000   ALCOA INC NT (FRN) 1.426% 12/06/2004                       $       651,507
               185,000   DOW CHEMICAL CO 5.250% 05/14/2004                                  187,794
               500,000   EI DUPONT DE NEMOURS 6.750% 10/15/2004                             524,665
                                                                                    ---------------
                         TOTAL BASIC INDUSTRIES                                     $     1,363,966

                         CAPITAL GOODS 0.29%
               300,000   HONEYWELL INTL INC 6.875% 10/03/2005                       $       327,778
                                                                                    ---------------
                         TOTAL CAPITAL GOODS                                        $       327,778

                         CONSUMER NON-DURABLES 1.50%
               225,000   ALTRIA GROUP INC 6.800% 12/01/2003                         $       225,563
               200,000   COCA COLA ENTERPRISES INC 6.625% 08/01/2004                        207,163
               250,000   COCA COLA ENTERPRISES INC (FRN) 1.411% 04/26/2004                  250,309
               250,000   DIAGEO CAPITAL PLC GTD 6.625% 06/24/2004                           258,386
               250,000   PEPSI BOTTLING HLDGS INC NT 144A 5.375% 02/17/2004*                252,886
               250,000   PROCTER & GAMBLE CO 8.000% 11/15/2003                              250,478
               250,000   UNILEVER CAPITAL CORP 6.750% 11/01/2003                            250,000
                                                                                    ---------------
                         TOTAL CONSUMER NON-DURABLES                                $     1,694,785

                         CONSUMER SERVICES 0.97%
               300,000   MCDONALDS CORP MTN 5.150% 07/01/2004                       $       306,630
               550,000   TARGET CORP NTS 7.500% 02/15/2005                                  589,274
               194,000   WAL-MART STORES INC 6.550% 08/10/2004                              201,585
                                                                                    ---------------
                         TOTAL CONSUMER SERVICES                                    $     1,097,489

                         ENERGY 0.37%
               200,000   CONOCO FDG CO 5.450% 10/15/2006                            $       215,087
               200,000   CONOCO INC 5.900% 04/15/2004                                       204,080
                                                                                    ---------------
                         TOTAL ENERGY                                               $       419,167

                         HEALTH CARE 0.45%
               250,000   ABBOTT LABORATORIES INC 5.125% 07/01/2004                  $       256,116
               250,000   UNITED HEALTH GROUP INC 144A (FRN)
                         1.737% 11/09/2004*                                                 250,190
                                                                                    ---------------
                         TOTAL HEALTH CARE                                          $       506,306

                         INDUSTRY 0.03%
                29,000   SP POWERASSETS LTD NTS 144A 3.800% 10/22/2008*             $        29,039
                                                                                    ---------------
                         TOTAL INDUSTRY                                             $        29,039

                         TECHNOLOGY 0.44%
               500,000   IBM CORP (FRN) 1.265% 09/10/2004                           $       500,435
                                                                                    ---------------
                         TOTAL TECHNOLOGY                                           $       500,435

                         TELECOMMUNICATIONS 0.79%
               430,000   BELL ATLANTIC NEW JERSEY INC 5.875% 02/01/2004             $       434,693
               236,000   BELLSOUTH CORP 5.000% 10/15/2006                                   250,930
               200,000   VODAFONE GROUP PLC NTS 7.625% 02/15/2005                           214,595
                                                                                    ---------------
                         TOTAL TELECOMMUNICATIONS                                   $       900,218

                         TRANSPORTATION 0.10%
               113,804   AMERICAN AIRLINES INC (FRN) 1.760% 09/23/2007              $       113,880
                                                                                    ---------------
                         TOTAL TRANSPORTATION                                       $       113,880

                                                                                    ---------------
TOTAL CORPORATE DEBT (COST $15,926,095)                                             $    15,976,157

   PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
---------------------------------------------------------------------------------------------------
FOREIGN DEBT 0.53%
               300,000   MANITOBA (PROVINCE OF) 12/12/02 2.750% 01/17/2006          $       301,987
               110,000   REPUBLIC OF ITALY 5.250% 01/16/2004                                110,930
               190,000   REPUBLIC OF ITALY MTN 2.500% 03/31/2006                            190,625
                                                                                    ---------------
TOTAL FOREIGN DEBT (COST $602,982)                                                  $       603,542

U.S. GOVERNMENT AND AGENCIES 24.94%
                         OTHER U.S. AGENCIES 24.94%
               820,000   FEDERAL FARM CREDIT BANK DISC NT
                         1.010% 02/13/2004^                                         $       817,630
                50,000   FHLB 5.770% 02/03/2004                                              50,583
             1,000,000   FHLB 4.875% 04/16/2004                                           1,016,826
               250,000   FHLB 5.715% 05/12/2004                                             255,887
               750,000   FHLB 3.375% 06/15/2004                                             759,917
             1,000,000   FHLB 3.625% 10/15/2004                                           1,021,302
               600,000   FHLB 2.125% 12/15/2004                                             604,181
               150,000   FHLB DISC NT 0.974% 01/09/2004^                                    149,721
               225,000   FHLB DISC NT 0.978% 01/14/2004^                                    224,550
               200,000   FHLB LW04 6.000% 01/28/2004                                        202,309
               600,000   FHLB M705 2.850% 11/25/2005                                        600,548
                65,000   FHLB STRIP DEB A-1P 0.000% 02/25/2004                               64,726
               130,000   FHLB VW05 4.875% 05/14/2004                                        132,516
             1,125,000   FHLMC 5.250% 02/15/2004                                          1,138,212
               250,000   FHLMC 5.000% 05/15/2004                                            255,083
               500,000   FHLMC 3.250% 11/15/2004                                            509,396
               500,000   FHLMC MTN 3.125% 08/25/2006                                        506,076
               220,000   FHLMC DISC NT 1.019% 12/04/2003^                                   219,792
             1,000,000   FHLMC DISC NT 0.949% 12/05/2003^                                   999,093
               300,000   FHLMC DISC NT 1.158% 12/12/2003^                                   299,602
               350,000   FHLMC DISC NT 1.027% 12/18/2003^                                   349,529
               328,000   FHLMC DISC NT 0.978% 12/22/2003^                                   327,545
             1,360,000   FHLMC DISC NT 0.987% 12/31/2003^                                 1,357,766
               579,000   FHLMC DISC NT 1.002% 01/05/2004^                                   577,956
             1,000,000   FHLMC DISC NT 1.015% 01/29/2004^                                   997,511
               500,000   FHLMC DISC NT 1.054% 02/26/2004^                                   498,307
               250,000   FHLMC DISC NT 1.115% 04/22/2004^                                   248,682
               750,000   FHLMC DISC NT 1.161% 06/16/2004^                                   744,586
             1,000,000   FHLMC MTN 3.125% 05/20/2004                                      1,010,414
               500,000   FHLMC MTN (FRN) 1.107% 09/09/2005                                  499,907
             1,500,000   FNMA 3.000% 06/15/2004                                           1,516,205
             1,000,000   FNMA 7.400% 07/01/2004                                           1,039,656
               500,000   FNMA 1.510% 11/30/2004                                             499,850
               300,000   FNMA 1.875% 12/15/2004                                             301,272
               500,000   FNMA 2.750% 08/11/2006                                             498,863
               700,000   FNMA 4.000% 11/17/2006                                             700,758
             1,600,000   FNMA 5.000% 12/19/2007                                           1,608,051
               500,000   FNMA DISC NT 0.683% 11/03/2003^                                    499,972
               325,000   FNMA DISC NT 0.856% 11/05/2003^                                    324,962
               685,000   FNMA DISC NT 0.802% 11/14/2003^                                    684,790
               300,000   FNMA DISC NT 1.006% 11/25/2003^                                    299,794
               200,000   FNMA DISC NT 1.000% 11/26/2003^                                    199,858
               303,000   FNMA DISC NT 1.017% 12/04/2003^                                    302,714
               500,000   FNMA DISC NT 0.960% 12/10/2003^                                    499,476
               200,000   FNMA DISC NT 1.023% 12/11/2003^                                    199,771
               200,000   FNMA DISC NT 0.105% 12/12/2003^                                    199,765
               300,000   FNMA DISC NT 0.132% 12/24/2003^                                    299,545
               250,000   FNMA DISC NT 1.003% 01/07/2004^                                    249,535
             1,000,000   FNMA DISC NT 1.162% 06/25/2004^                                    992,493
               500,000   SLMA 1.020% 04/15/2004                                             500,000
               400,000   SLMA MTN 3.375% 07/15/2004                                         405,917
                                                                                    ---------------
                         TOTAL OTHER U.S. AGENCIES                                  $    28,263,400

                                                                                    ---------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $28,271,013)                               $    28,263,400

CERTIFICATES OF DEPOSIT 1.59%
               300,000   ABBEY NATL TREASURY YANKEE CD 1.040% 03/10/2004            $       299,924
               250,000   CREDIT LYONNAIS NY CD 1.080% 01/07/2004                            250,001
               500,000   ROYAL BANK OF SCOTLAND CD 1.070% 11/28/2003                        500,008
               750,000   WESTDEUTSCHE LANDESBANK NY CD 1.350% 01/27/2004                    750,473
                                                                                    ---------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,799,976)                                     $     1,800,406

COMMERCIAL PAPER 14.51%
             1,000,000   ARCHER DANIELS MIDLAND 1.145% 03/29/2004^                  $       995,331
             1,000,000   DELAWARE FUNDING CORP 144A 1.050% 11/19/2003*                      999,475
               595,000   EDISON ASSET SECURITIZATION LLC
                         1.033% 12/09/2003*^                                                594,346
             1,000,000   EI DUPONT 1.027% 12/04/2003^                                       999,047
             1,000,000   EUREKA SECURITIZATION PLC 1.050% 11/18/2003                        999,504
             1,200,000   FALCON ASSET SECURITIZATION CORP 1.050% 11/06/2003*              1,199,825
               500,000   GLAXO SMITHKLINE 1.030% 12/18/2003*                                499,328
               500,000   KFW INTL FINANCE INC 1.010% 12/12/2003*                            499,425
               980,000   NESTLE CAPITAL CORP 1.030% 11/12/2003                              979,692
               375,000   NESTLE CAPITAL CORP 1.040% 12/04/2003*                             374,642
               750,000   NEW YORK LIFE CAPITAL CORP 1.030% 12/08/2003                       749,207
             1,000,000   OLD LINE FUNDING CORP 1.040% 11/13/2003*                           999,653
             1,000,000   PARK AVENUE RECEIVABLES CORP 144A
                         1.050% 12/02/2003                                                  999,096
             1,110,000   PFIZER INC 1.038% 12/12/2003^                                    1,108,680
             1,000,000   PREFERRED RECEIVABLES FUNDING CORP
                         1.050% 11/19/2003*                                                 999,475
               250,000   SCHLUMBERGER TECH CORP 1.034% 12/08/2003*^                         249,732
               200,000   SOCIETE GENERALE 1.031% 12/05/2003^                                199,803
             1,000,000   TORONTO DOMINION HLDGS 1.031% 11/20/2003^                          999,437
             1,000,000   WAL-MART STORES INC 1.000% 11/04/2003                              999,917
             1,000,000   WINDMILL FUNDING CORP 144A 1.060% 11/18/2003*                      999,499
                                                                                    ---------------
TOTAL COMMERCIAL PAPER (COST $16,445,085)                                           $    16,445,114

TIME DEPOSITS 4.62%
             1,000,000   CAFCO LLC 1.050% 11/18/2003*                               $       999,504
               250,000   CLIPPER REC CORP 144A 1.050% 11/07/2003                            249,956
               600,000   CORPORATE REC CORP 1.060% 11/03/2003                               599,965
               500,000   CREDIT AGRICOLE IND NA 1.020% 11/06/2003                           499,929
               300,000   CREDIT AGRICOLE IND NA 1.030% 11/14/2003                           299,889
               675,000   GALAXY FUNDING INC 1.060% 11/19/2003                               674,642
               195,000   JP MORGAN CHASE BANK 1.120% 02/20/2004                             194,327
               720,000   UBS FINANCE (DE) LLC 1.035% 11/21/2003                             719,586
             1,000,000   YORKTOWN CAPITAL LLC 1.050% 12/05/2003                             999,008
                                                                                    ---------------
TOTAL TIME DEPOSITS (COST $5,236,806)                                               $     5,236,806

                                                                                    ---------------
TOTAL INVESTMENTS AT VALUE 98.43% (COST $111,564,930)                                   111,552,160

                                                                                    ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES 1.57%                                               1,776,054

                                                                                    ---------------
NET ASSETS 100.00%                                                                  $   113,328,214

See Notes to Financial Statements.

FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FRN        Floating Rate Note
MTN        Medium Term Note
SLMA       Student Loan Marketing Association
STEP BOND  Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2003. Maturity date shown is the stated maturity date of the security.

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2003, these securities amounted to $15,080,664 or 13.31% of net assets.
^  Denotes yield to maturity.

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statement of Assets and Liabilities as of October 31, 2003 (Unaudited)

                                                                                    CIF            CIF            CIF            CIF
                                                                            CORE EQUITY      SMALL CAP  INTERNATIONAL      CORE PLUS
                                                                                   FUND           FUND    EQUITY FUND      BOND FUND
ASSETS:

  Investments at cost                                                     $ 175,783,902  $ 150,381,431  $ 135,409,503  $ 148,155,432
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Investments at value                                                      197,328,665    157,326,624    149,582,795    150,899,749
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Cash                                                                        2,806,641      2,421,601      6,832,617     17,186,287
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Foreign currency at value(1)                                                        -              -      1,570,662        264,005
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Receivable for investments sold                                             1,455,304      2,455,500        872,395     19,753,960
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Receivable for Fund shares sold                                                81,000              -              -        665,500
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Receivable for expense reimbursement                                           12,583          9,967         38,355          9,384
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Dividend and interest receivable                                              226,513         66,518        137,396      1,407,341
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Tax reclaim receivable                                                          1,209             56        102,642              -
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Receivable for daily variation margin on open financial
    futures contracts                                                                 -              -              -              -
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Unrealized appreciation on forward foreign currency contracts                     484              -        331,919         90,882
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Prepaid expenses                                                                6,371         31,355          1,830          5,111
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
     TOTAL ASSETS                                                           201,918,770    162,311,621    159,470,611    190,282,219
========================================================================= =============  =============  =============  =============

LIABILITIES:

  Payable for investments purchased                                           1,938,198      1,461,025      2,441,997     46,173,328
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Payable for Fund shares redeemed                                                    -         13,578         31,191              -
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Payable for daily variation margin on open financial futures contracts              -              -              -         75,053
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Unrealized depreciation on forward foreign currency contracts                   9,198              -        285,943        231,883
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Written options at value(2)                                                         -              -              -        151,160
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Directors' fee payable                                                          2,193          2,043          2,205          2,201
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Advisory fee payable                                                           74,964        119,333         91,993         42,395
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Accrued expenses and other payables                                            46,816         14,587         50,780         39,356
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
     TOTAL LIABILITIES                                                        2,071,369      1,610,566      2,904,109     46,715,376
========================================================================= =============  =============  =============  =============

NET ASSETS                                                                $ 199,847,401  $ 160,701,055  $ 156,566,502  $ 143,566,843
========================================================================= =============  =============  =============  =============

NET ASSETS CONSIST OF:

  Capital stock, $0.001 par value                                         $      23,076  $      15,196  $      18,399  $      13,595
========================================================================= =============  =============  =============  =============
  Paid-in capital                                                           208,365,858    151,952,908    160,479,161    135,761,311
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Undistributed net investment income (loss)                                     74,685        (92,464)       733,713      1,477,599
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Accumulated (distribution in excess of) net realized gain (loss) on
    investments                                                             (30,152,327)     1,880,222    (18,798,580)     4,025,960
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
  Net unrealized appreciation (depreciation)                                 21,536,109      6,945,193     14,133,809      2,288,378
------------------------------------------------------------------------- -------------  -------------  -------------  -------------

TOTAL NET ASSETS                                                          $ 199,847,401  $ 160,701,055  $ 156,566,502  $ 143,566,843
========================================================================= =============  =============  =============  =============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)           23,075,756     15,195,550     18,399,485     13,594,754
========================================================================= =============  =============  =============  =============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                  $        8.66  $       10.58  $        8.51  $       10.56
========================================================================= =============  =============  =============  =============


(1)  Cost of cash denominated in foreign currencies                                   -              -      1,559,186        251,300
------------------------------------------------------------------------- -------------  -------------  -------------  -------------
(2)  Premiums on written options                                                      -              -              -        214,715
------------------------------------------------------------------------- -------------  -------------  -------------  -------------

See Notes to the Financial Statements.

                                                                                        CIF              CIF
                                                                          INFLATION-INDEXED   SHORT DURATION
                                                                                  BOND FUND             FUND
ASSETS:

  Investments at cost                                                     $      94,130,309   $  111,564,930
------------------------------------------------------------------------- -----------------   --------------
  Investments at value                                                           98,489,815      111,552,160
------------------------------------------------------------------------- -----------------   --------------
  Cash                                                                            8,084,189        3,257,906
------------------------------------------------------------------------- -----------------   --------------
  Foreign currency at value(1)                                                            -                -
------------------------------------------------------------------------- -----------------   --------------
  Receivable for investments sold                                                         -                -
------------------------------------------------------------------------- -----------------   --------------
  Receivable for Fund shares sold                                                   200,000                -
------------------------------------------------------------------------- -----------------   --------------
  Receivable for expense reimbursement                                                8,372           10,796
------------------------------------------------------------------------- -----------------   --------------
  Dividend and interest receivable                                                  647,817          346,644
------------------------------------------------------------------------- -----------------   --------------
  Tax reclaim receivable                                                                  -                -
------------------------------------------------------------------------- -----------------   --------------
  Receivable for daily variation margin on open financial futures
    contracts                                                                         3,469                -
------------------------------------------------------------------------- -----------------   --------------
  Unrealized appreciation on forward foreign currency contracts                           -                -
------------------------------------------------------------------------- -----------------   --------------
  Prepaid expenses                                                                    3,070            5,895
------------------------------------------------------------------------- -----------------   --------------
     TOTAL ASSETS                                                               107,436,732      115,173,401
========================================================================= =================   ==============

LIABILITIES:

  Payable for investments purchased                                                       -        1,734,643
------------------------------------------------------------------------- -----------------   --------------
  Payable for Fund shares redeemed                                                        -           70,000
------------------------------------------------------------------------- -----------------   --------------
  Payable for daily variation margin on open financial futures contracts                  -                -
------------------------------------------------------------------------- -----------------   --------------
  Unrealized depreciation on forward foreign currency contracts                           -                -
------------------------------------------------------------------------- -----------------   --------------
  Written options at value(2)                                                        66,422                -
------------------------------------------------------------------------- -----------------   --------------
  Directors' fee payable                                                              2,201            2,222
------------------------------------------------------------------------- -----------------   --------------
  Advisory fee payable                                                               13,562           18,085
------------------------------------------------------------------------- -----------------   --------------
  Accrued expenses and other payables                                                37,371           20,237
------------------------------------------------------------------------- -----------------   --------------
     TOTAL LIABILITIES                                                              119,556        1,845,187
========================================================================= =================   ==============

NET ASSETS                                                                $     107,317,176   $  113,328,214
========================================================================= =================   ==============

NET ASSETS CONSIST OF:

  Capital stock, $0.001 par value                                         $          10,057   $       11,234
========================================================================= =================   ==============
  Paid-in capital                                                                92,067,608      113,294,537
------------------------------------------------------------------------- -----------------   --------------
  Undistributed net investment income (loss)                                         31,399            1,434
------------------------------------------------------------------------- -----------------   --------------
  Accumulated (distribution in excess of) net realized gain (loss) on
    investments                                                                  10,829,750           33,779
------------------------------------------------------------------------- -----------------   --------------
  Net unrealized appreciation (depreciation)                                      4,378,362)         (12,770)
------------------------------------------------------------------------- -----------------   --------------

TOTAL NET ASSETS                                                          $     107,317,176   $  113,328,214
========================================================================= =================   ==============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)               10,057,454       11,233,816
========================================================================= =================   ==============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                  $           10.67   $        10.09
========================================================================= =================   ==============


(1)  Cost of cash denominated in foreign currencies                                       -                -
------------------------------------------------------------------------- -----------------   --------------
(2)  Premiums on written options                                                     80,584                -
------------------------------------------------------------------------- -----------------   --------------

Statement of Operations for the Six Months Ended October 31, 2003 (Unaudited)

                                                                       CIF           CIF             CIF           CIF
                                                               CORE EQUITY     SMALL CAP   INTERNATIONAL     CORE PLUS
                                                                      FUND       FUND(a)     EQUITY FUND     BOND FUND
INVESTMENT INCOME

   Interest                                                   $      7,779   $     2,232   $      21,230   $ 3,008,482
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Dividends(1)                                                  1,258,458       172,570       1,511,090             -
------------------------------------------------------------  ------------   -----------   -------------   -----------
   INVESTMENT INCOME                                             1,266,237       174,802       1,532,320     3,008,482
============================================================  ============   ===========   =============   ===========
   Advisory fees                                                   409,226       240,540         497,625       252,895
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Directors' fees and expenses                                      3,308         2,043           3,308         3,308
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Custodian, transfer agent and fund accounting                    62,555        16,651         146,967        63,228
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Professional                                                     37,566        12,611          29,931        32,971
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Registration                                                      9,421         3,970           9,357         9,519
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Miscellaneous                                                    24,583         5,025          15,553        10,515
------------------------------------------------------------  ------------   -----------   -------------   -----------
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS                546,659       280,840         702,741       372,436
============================================================  ============   ===========   =============   ===========
   Less expense reimbursements and waivers                         (46,493)      (13,574)       (134,025)      (47,286)
------------------------------------------------------------  ------------   -----------   -------------   -----------
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND WAIVERS        500,166       267,266         568,716       325,150
============================================================  ============   ===========   =============   ===========
      NET INVESTMENT INCOME (LOSS)                                 766,071       (92,464)        963,604     2,683,332
============================================================  ============   ===========   =============   ===========

NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on:
   Investments                                                   1,581,709     1,880,222       2,986,804     2,046,593
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Financial futures contracts                                      15,493             -         217,705       503,940
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Written options                                                       -             -               -       155,090
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Foreign currency transactions                                    (3,061)            -         (35,014)     (634,542)
------------------------------------------------------------  ------------   -----------   -------------   -----------
      NET REALIZED GAIN                                          1,594,141     1,880,222       3,169,495     2,071,081
============================================================  ============   ===========   =============   ===========
Change in unrealized appreciation (depreciation) on:
   Investments                                                  26,867,672     6,945,193      26,613,438    (2,076,329)
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Financial futures contracts                                           -             -               -      (381,782)
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Written options                                                       -             -               -        26,542
------------------------------------------------------------  ------------   -----------   -------------   -----------
   Foreign currency translations                                    (8,715)            -        (233,058)      220,783
------------------------------------------------------------  ------------   -----------   -------------   -----------
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          26,858,957     6,945,193      26,380,380    (2,210,786)
============================================================  ============   ===========   =============   ===========
      NET REALIZED AND UNREALIZED GAIN (LOSS):                  28,453,098     8,825,415      29,549,875      (139,705)
============================================================  ============   ===========   =============   ===========

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 29,219,169   $ 8,732,951   $  30,513,479   $ 2,543,627
============================================================  ============   ===========   =============   ===========

(a)  Fund commenced operations on September 2, 2003.

(1)  Dividend income is net of withholding taxes of:          $      2,173   $       228   $     186,334   $         -
------------------------------------------------------------  ------------   -----------   -------------   -----------

See Notes to the Financial Statements.

                                                                            CIF              CIF
                                                              INFLATION-INDEXED   SHORT DURATION
                                                                      BOND FUND             FUND
INVESTMENT INCOME

   Interest                                                   $       2,243,179   $      728,217
------------------------------------------------------------  -----------------   --------------
   Dividends(1)                                                               -                -
------------------------------------------------------------  -----------------   --------------
   INVESTMENT INCOME                                                  2,243,179          728,217
============================================================  =================   ==============
   Advisory fees                                                         93,645           98,978
------------------------------------------------------------  -----------------   --------------
   Directors' fees and expenses                                           3,308            3,308
------------------------------------------------------------  -----------------   --------------
   Custodian, transfer agent and fund accounting                         50,802           17,589
------------------------------------------------------------  -----------------   --------------
   Professional                                                          33,848           20,079
------------------------------------------------------------  -----------------   --------------
   Registration                                                           9,421           10,796
------------------------------------------------------------  -----------------   --------------
   Miscellaneous                                                         11,144           10,528
------------------------------------------------------------  -----------------   --------------
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS                     202,168          161,278
============================================================  =================   ==============
   Less expense reimbursements and waivers                              (46,265)         (31,044)
------------------------------------------------------------  -----------------   --------------
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND WAIVERS             155,903          130,234
============================================================  =================   ==============
      NET INVESTMENT INCOME (LOSS)                                    2,087,276          597,983
============================================================  =================   ==============

NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on:
   Investments                                                        7,421,955            1,178
------------------------------------------------------------  -----------------   --------------
   Financial futures contracts                                         (673,708)               -
------------------------------------------------------------  -----------------   --------------
   Written options                                                      194,859                -
------------------------------------------------------------  -----------------   --------------
   Foreign currency transactions                                              -                -
------------------------------------------------------------  -----------------   --------------
      NET REALIZED GAIN                                               6,943,106            1,178
============================================================  =================   ==============
Change in unrealized appreciation (depreciation) on:
   Investments                                                       (4,863,170)         (67,981)
------------------------------------------------------------  -----------------   --------------
   Financial futures contracts                                            4,694                -
------------------------------------------------------------  -----------------   --------------
   Written options                                                      (22,566)               -
------------------------------------------------------------  -----------------   --------------
   Foreign currency translations                                              -                -
------------------------------------------------------------  -----------------   --------------
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               (4,881,042)         (67,981)
============================================================  =================   ==============
      NET REALIZED AND UNREALIZED GAIN (LOSS):                        2,062,064          (66,803)
============================================================  =================   ==============

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $       4,149,340   $      531,180
============================================================  =================   ==============

(1)  Dividend income is net of withholding taxes of:          $               -   $            -
------------------------------------------------------------  -----------------   --------------

Statement of Changes in Net Assets

                                                                     CIF CORE EQUITY FUND           CIF SMALL CAP FUND
                                                              -----------------------------------   ------------------
                                                              SIX MONTHS ENDED         YEAR ENDED       PERIOD ENDED
                                                              OCTOBER 31, 2003     APRIL 30, 2003   OCTOBER 31, 2003(a)
                                                                   (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS:

  Net investment income (loss)                                 $       766,071    $     1,440,946    $       (92,464)
------------------------------------------------------------   ---------------    ---------------    ---------------
  Net realized gain (loss)                                           1,594,141        (19,689,883)         1,880,222
------------------------------------------------------------   ---------------    ---------------    ---------------
  Change in unrealized appreciation (depreciation)                  26,858,957         (1,979,977)         6,945,193
------------------------------------------------------------   ---------------    ---------------    ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS                                             29,219,169        (20,228,914)         8,732,951
============================================================   ===============    ===============    ===============

DISTRIBUTIONS:

  Net investment income                                               (707,424)        (1,435,841)                 -
------------------------------------------------------------   ---------------    ---------------    ---------------
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS             (707,424)        (1,435,841)                 -
============================================================   ===============    ===============    ===============

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sale of shares                                  18,323,099         43,318,229        152,365,022
------------------------------------------------------------   ---------------    ---------------    ---------------
  Reinvestment of distributions                                        702,041            712,165                  -
------------------------------------------------------------   ---------------    ---------------    ---------------
  Cost of shares repurchased                                        (1,700,450)        (4,407,940)          (396,918)
------------------------------------------------------------   ---------------    ---------------    ---------------
      INCREASE FROM CAPITAL SHARE TRANSACTIONS                      17,324,690         39,622,454        151,968,104
------------------------------------------------------------   ---------------    ---------------    ---------------
INCREASE IN NET ASSETS                                              45,836,435         17,957,699        160,701,055
============================================================   ===============    ===============    ===============

NET ASSETS

   Beginning of period                                         $   154,010,966    $   136,053,267    $             -
============================================================   ===============    ===============    ===============
   END OF PERIOD                                               $   199,847,401    $   154,010,966    $   160,701,055
============================================================   ===============    ===============    ===============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                                                $        74,685    $        16,038    $       (92,464)
============================================================   ===============    ===============    ===============

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                           20,898,891         15,606,622                  -
------------------------------------------------------------   ---------------    ---------------    ---------------
  Sold                                                               2,301,649          5,837,279         15,236,578
------------------------------------------------------------   ---------------    ---------------    ---------------
  Reinvestment of distributions                                         84,096             99,251                  -
------------------------------------------------------------   ---------------    ---------------    ---------------
  Repurchased                                                         (208,880)          (644,261)           (41,028)
------------------------------------------------------------   ---------------    ---------------    ---------------
  INCREASE IN SHARES OUTSTANDING                                     2,176,865          5,292,269         15,195,550
------------------------------------------------------------   ---------------    ---------------    ---------------
SHARES OUTSTANDING AT END OF PERIOD                                 23,075,756         20,898,891         15,195,550
============================================================   ===============    ===============    ===============

See Notes to the Financial Statements.

(a)  Fund commenced operations on September 2, 2003.

                                                                 CIF INTERNATIONAL EQUITY FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                              OCTOBER 31, 2003     APRIL 30, 2003
                                                                   (UNAUDITED)
FROM OPERATIONS:

  Net investment income (loss)                                 $       963,604    $     1,656,902
------------------------------------------------------------   ---------------    ---------------
  Net realized gain (loss)                                           3,169,495        (10,036,547)
------------------------------------------------------------   ---------------    ---------------
  Change in unrealized appreciation (depreciation)                  26,380,380         (3,928,984)
------------------------------------------------------------   ---------------    ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS                                             30,513,479        (12,308,629)
============================================================   ===============    ===============

DISTRIBUTIONS:

  Net investment income                                             (1,579,377)        (1,911,078)
------------------------------------------------------------   ---------------    ---------------
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS           (1,579,377)        (1,911,078)
============================================================   ===============    ===============

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sale of shares                                   6,065,575         36,404,119
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                      1,579,299            540,915
------------------------------------------------------------   ---------------    ---------------
  Cost of shares repurchased                                        (2,411,304)        (1,628,290)
------------------------------------------------------------   ---------------    ---------------
      INCREASE FROM CAPITAL SHARE TRANSACTIONS                       5,233,570         35,316,744
------------------------------------------------------------   ---------------    ---------------
INCREASE IN NET ASSETS                                              34,167,672         21,097,037
============================================================   ===============    ===============

NET ASSETS

   Beginning of period                                         $   122,398,830    $   101,301,793
============================================================   ===============    ===============
   END OF PERIOD                                               $   156,566,502    $   122,398,830
============================================================   ===============    ===============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                                                $       733,713    $     1,349,486
============================================================   ===============    ===============

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                           17,699,471         12,301,877
------------------------------------------------------------   ---------------    ---------------
  Sold                                                                 804,018          5,563,437
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                        201,609             78,135
------------------------------------------------------------   ---------------    ---------------
  Repurchased                                                         (305,613)          (243,978)
------------------------------------------------------------   ---------------    ---------------
  INCREASE IN SHARES OUTSTANDING                                       700,014          5,397,594
------------------------------------------------------------   ---------------    ---------------
SHARES OUTSTANDING AT END OF PERIOD                                 18,399,485         17,699,471
============================================================   ===============    ===============

                                                                    CIF CORE PLUS BOND FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                              OCTOBER 31, 2003     APRIL 30, 2003
                                                                   (UNAUDITED)
FROM OPERATIONS:

  Net investment income                                        $     2,683,332    $     7,136,454
------------------------------------------------------------   ---------------    ---------------
  Net realized gain                                                  2,071,081          3,262,529
------------------------------------------------------------   ---------------    ---------------
  Change in unrealized appreciation                                 (2,210,786)         3,550,310
------------------------------------------------------------   ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           2,543,627         13,949,293
============================================================   ===============    ===============

DISTRIBUTIONS:

  Net investment income                                             (2,520,808)        (5,977,705)
------------------------------------------------------------   ---------------    ---------------
  Net realized gain                                                          -         (2,081,762)
------------------------------------------------------------   ---------------    ---------------
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS           (2,520,808)        (8,059,467)
============================================================   ===============    ===============

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sale of shares                                  92,290,613         60,061,060
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                      2,102,662          4,980,856
------------------------------------------------------------   ---------------    ---------------
  Cost of shares repurchased                                       (98,526,620)       (85,259,970)
------------------------------------------------------------   ---------------    ---------------
      INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           (4,133,345)       (20,218,054)
------------------------------------------------------------   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                   (4,110,526)       (14,328,228)
============================================================   ===============    ===============

NET ASSETS

  Beginning of period                                          $   147,677,369    $   162,005,597
============================================================   ===============    ===============
  END OF PERIOD                                                $   143,566,843    $   147,677,369
============================================================   ===============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME                            $     1,477,599    $     1,315,075
============================================================   ===============    ===============

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                           13,952,825         15,956,469
------------------------------------------------------------   ---------------    ---------------
  Sold                                                               8,619,006          5,778,912
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                        198,312            484,390
------------------------------------------------------------   ---------------    ---------------
  Repurchased                                                       (9,175,389)        (8,266,946)
------------------------------------------------------------   ---------------    ---------------
  INCREASE (DECREASE) IN SHARES OUTSTANDING                           (358,071)        (2,003,644)
------------------------------------------------------------   ---------------    ---------------
SHARES OUTSTANDING AT END OF PERIOD                                 13,594,754         13,952,825
============================================================   ===============    ===============

                                                                CIF INFLATION-INDEXED BOND FUND
                                                               ----------------------------------
                                                               SIX MONTHS ENDED        YEAR ENDED
                                                               OCTOBER 31, 2003    APRIL 30, 2003
                                                                    (UNAUDITED)
FROM OPERATIONS:

  Net investment income                                        $     2,087,276    $    10,438,084
------------------------------------------------------------   ---------------    ---------------
  Net realized gain                                                  6,943,106         14,631,515
------------------------------------------------------------   ---------------    ---------------
  Change in unrealized appreciation                                 (4,881,042)         4,448,976
------------------------------------------------------------   ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           4,149,340         29,518,575
============================================================   ===============    ===============

DISTRIBUTIONS:

  Net investment income                                             (2,194,165)       (11,578,425)
------------------------------------------------------------   ---------------    ---------------
  Net realized gain                                                          -        (11,262,021)
------------------------------------------------------------   ---------------    ---------------
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS           (2,194,165)       (22,840,446)
============================================================   ===============    ===============

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sale of shares                                  20,800,001         14,105,306
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                      1,563,312         15,327,475
------------------------------------------------------------   ---------------    ---------------
  Cost of shares repurchased                                       (68,595,230)*     (151,185,337)
------------------------------------------------------------   ---------------    ---------------
      INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS          (46,231,917)   $  (121,752,556)
------------------------------------------------------------   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                  (44,276,742)      (115,074,427)
============================================================   ===============    ===============

NET ASSETS

  Beginning of period                                          $   151,593,918    $   266,668,345
============================================================   ===============    ===============
  END OF PERIOD                                                $   107,317,176    $   151,593,918
============================================================   ===============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME                            $        31,399    $       138,288
============================================================   ===============    ===============

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                           14,574,271         25,847,717
------------------------------------------------------------   ---------------    ---------------
  Sold                                                               1,955,392          1,321,018
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                        146,385          1,485,428
------------------------------------------------------------   ---------------    ---------------
  Repurchased                                                       (6,618,594)*      (14,079,892)
------------------------------------------------------------   ---------------    ---------------
  INCREASE (DECREASE) IN SHARES OUTSTANDING                         (4,516,817)       (11,273,446)
------------------------------------------------------------   ---------------    ---------------
SHARES OUTSTANDING AT END OF PERIOD                                 10,057,454         14,574,271
============================================================   ===============    ===============

See Notes to the Financial Statements.

* On August 4, 2003, the Inflation-Indexed Fund incurred an in-kind redemption of 4,863,813 shares, valued at $50,000,000, resulting in a net realized gain of $1,698,711.

                                                                    CIF SHORT DURATION FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                              OCTOBER 31, 2003     APRIL 30, 2003
                                                                   (UNAUDITED)
FROM OPERATIONS:

  Net investment income                                        $       597,983    $     1,228,261
------------------------------------------------------------   ---------------    ---------------
  Net realized gain                                                      1,178             40,907
------------------------------------------------------------   ---------------    ---------------
  Change in unrealized appreciation                                    (67,981)           (21,063)
------------------------------------------------------------   ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             531,180          1,248,105
============================================================   ===============    ===============

DISTRIBUTIONS:

  Net investment income                                               (602,144)        (1,222,666)
------------------------------------------------------------   ---------------    ---------------
  Net realized gain                                                          -            (28,947)
------------------------------------------------------------   ---------------    ---------------
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS             (602,144)        (1,251,613)
============================================================   ===============    ===============

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sale of shares                                  99,241,842         92,132,065
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                        577,813          1,192,922
------------------------------------------------------------   ---------------    ---------------
  Cost of shares repurchased                                       (65,107,942)       (87,503,963)
------------------------------------------------------------   ---------------    ---------------
      INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           34,711,713          5,821,024
------------------------------------------------------------   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                   34,640,749          5,817,516
============================================================   ===============    ===============

NET ASSETS

  Beginning of period                                          $    78,687,465    $    72,869,949
============================================================   ===============    ===============
  END OF PERIOD                                                $   113,328,214    $    78,687,465
============================================================   ===============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME                            $         1,434    $         5,595
============================================================   ===============    ===============

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                            7,799,343          7,219,695
------------------------------------------------------------   ---------------    ---------------
  Sold                                                               9,826,448          9,127,373
------------------------------------------------------------   ---------------    ---------------
  Reinvestment of distributions                                         57,259            118,270
------------------------------------------------------------   ---------------    ---------------
  Repurchased                                                       (6,449,234)        (8,665,995)
------------------------------------------------------------   ---------------    ---------------
  INCREASE (DECREASE) IN SHARES OUTSTANDING                          3,434,473            579,648
------------------------------------------------------------   ---------------    ---------------
SHARES OUTSTANDING AT END OF PERIOD                                 11,233,816          7,799,343
============================================================   ===============    ===============

Financial Statements for

COMMONFUND INSTITUTIONAL FUNDS

Financial Highlights for a Share Outstanding Throughout the Period

                                                                                CIF CORE EQUITY FUND
                                                     ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                                ENDED
                                                     OCTOBER 31, 2003          YEARS ENDED APRIL 30,          PERIOD ENDED
                                                          (UNAUDITED)              2003            2002  APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS

    NET ASSET VALUE, BEGINNING OF PERIOD                  $      7.37       $      8.72     $      9.56        $     10.00
===================================================       ===========       ===========     ===========        ===========
    Income from Investment Operations:
        Net investment income (loss)                             0.03              0.07            0.06               0.03
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized and unrealized gain (loss) on
          investments                                            1.29             (1.35)          (0.84)             (0.44)
---------------------------------------------------       -----------       -----------     -----------        -----------
             Total from Investment Operations:                   1.32             (1.28)          (0.78)             (0.41)
---------------------------------------------------       -----------       -----------     -----------        -----------
    Less Distributions from:
        Net investment income                                   (0.03)            (0.07)          (0.06)             (0.03)
---------------------------------------------------       -----------       -----------     -----------        -----------
             Total distributions                                (0.03)            (0.07)          (0.06)             (0.03)
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net increase (decrease) in net asset value                   1.29             (1.35)          (0.84)             (0.44)
---------------------------------------------------       -----------       -----------     -----------        -----------
    NET ASSET VALUE, END OF PERIOD                        $      8.66       $      7.37     $      8.72        $      9.56
---------------------------------------------------       -----------       -----------     -----------        -----------

RATIOS/SUPPLEMENTAL DATA

    Total Return(c)                                             17.94%**         (14.65%)         (8.13%)            (4.09%)**
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net Assets, end of period (000's)                     $   199,847       $   154,011     $   136,053        $   104,813
---------------------------------------------------       -----------       -----------     -----------        -----------
    Ratios to average net assets:
        Net investment income (after reimbursement
          and waiver of certain operating expenses)              0.84%*            1.02%           0.71%              1.07%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net investment income (before reimbursement
          and waiver of certain operating expenses)              0.79%*            0.98%           0.67%              0.80%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (after reimbursement
          and waiver of certain operating expenses)              0.55%*            0.55%           0.55%              0.55%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (before reimbursement
          and waiver of certain operating expenses)              0.60%*            0.59%           0.59%              0.82%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Portfolio Turnover                                         65%**             66%             66%                20%**
---------------------------------------------------       -----------       -----------     -----------        -----------

See Notes to Financial Statements.

 *  Annualized.

**  Not annualized.

(a) Fund commenced operations on January 2, 2001.

(b) Fund commenced operations on September 2, 2003.

(c) Total return would have been lower had certain expenses not been reimbursed or waived.

                                                     CIF SMALL CAP FUND
                                                     ------------------
                                                           PERIOD ENDED
                                                       OCTOBER 31, 2003
                                                         (UNAUDITED)(b)
FINANCIAL HIGHLIGHTS

    NET ASSET VALUE, BEGINNING OF PERIOD                    $     10.00
===================================================         ===========
    Income from Investment Operations:
        Net investment income (loss)                              (0.01)
---------------------------------------------------         -----------
        Net realized and unrealized gain
          (loss) on investments                                    0.59
---------------------------------------------------         -----------
             Total from Investment Operations:                     0.58
---------------------------------------------------         -----------
    Less Distributions from:
        Net investment income                                        --
---------------------------------------------------         -----------
             Total distributions                                     --
---------------------------------------------------         -----------
    Net increase (decrease) in net asset value                     0.58
---------------------------------------------------         -----------
    NET ASSET VALUE, END OF PERIOD                          $     10.58
---------------------------------------------------         -----------

RATIOS/SUPPLEMENTAL DATA

    Total Return(c)                                                5.70%**
---------------------------------------------------         -----------
    Net Assets, end of period (000's)                       $   160,701
---------------------------------------------------         -----------
    Ratios to average net assets:
        Net investment income (after reimbursement
          and waiver of certain operating expenses)               (0.35)%*
---------------------------------------------------         -----------
        Net investment income (before reimbursement
          and waiver of certain operating expenses)               (0.40)%*
---------------------------------------------------         -----------
        Operating expenses (after reimbursement
          and waiver of certain operating expenses)                1.00%*
---------------------------------------------------         -----------
        Operating expenses (before reimbursement
          and waiver of certain operating expenses)                1.05%*
---------------------------------------------------         -----------
        Portfolio Turnover                                           31%**
---------------------------------------------------         -----------

                                                                          CIF INTERNATIONAL EQUITY FUND
                                                     ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                                ENDED
                                                     OCTOBER 31, 2003          YEARS ENDED APRIL 30,          PERIOD ENDED
                                                          (UNAUDITED)              2003            2002  APRIL 30, 2001(a)

FINANCIAL HIGHLIGHTS

    NET ASSET VALUE, BEGINNING OF PERIOD                  $      6.92       $      8.23     $      9.37        $     10.00
===================================================       ===========       ===========     ===========        ===========
    Income from Investment Operations:
        Net investment income (loss)                             0.05              0.10            0.08               0.04
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized and unrealized gain
          (loss) on investments                                  1.63             (1.28)          (1.12)             (0.63)
---------------------------------------------------       -----------       -----------     -----------        -----------
             Total from Investment Operations:                   1.68             (1.18)          (1.04)             (0.59)
---------------------------------------------------       -----------       -----------     -----------        -----------
    Less Distributions from:
        Net investment income                                   (0.09)            (0.13)          (0.10)             (0.04)
---------------------------------------------------       -----------       -----------     -----------        -----------
             Total distributions                                (0.09)            (0.13)          (0.10)             (0.04)
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net increase (decrease) in net asset value                   1.59             (1.31)          (1.14)             (0.63)
---------------------------------------------------       -----------       -----------     -----------        -----------
    NET ASSET VALUE, END OF PERIOD                        $      8.51       $      6.92     $      8.23        $      9.37
---------------------------------------------------       -----------       -----------     -----------        -----------

RATIOS/SUPPLEMENTAL DATA

    Total Return(c)                                             24.34%**         (14.29%)        (11.10%)            (5.89%)**
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net Assets, end of period (000's)                     $   156,567       $   122,399     $   101,302        $    98,887
---------------------------------------------------       -----------       -----------     -----------        -----------
    Ratios to average net assets:
        Net investment income (after reimbursement
          and waiver of certain operating expenses)              1.35%*            1.63%           1.01%              1.37%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net investment income (before reimbursement
          and waiver of certain operating expenses)              1.16%*            1.41%           0.54%              1.08%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (after reimbursement
          and waiver of certain operating expenses)              0.80%*            0.80%           0.80%              0.80%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (before reimbursement
          and waiver of certain operating expenses)              0.99%*            1.02%           1.27%              1.09%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Portfolio Turnover                                         91%**             61%             66%                21%**
---------------------------------------------------       -----------       -----------     -----------        -----------

                                                                               CIF CORE PLUS BOND FUND
                                                     ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                                ENDED
                                                     OCTOBER 31, 2003           YEARS ENDED APRIL 30,         PERIOD ENDED
                                                          (UNAUDITED)              2003            2002  APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS

    NET ASSET VALUE, BEGINNING OF PERIOD                  $     10.58       $     10.15     $     10.00        $     10.00
===================================================       ===========       ===========     ===========        ===========
    Income from Investment Operations:
        Net investment income                                    0.20              0.51            0.51               0.15
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized and unrealized gain
          (loss) on investment                                  (0.03)             0.53            0.28              (0.02)
---------------------------------------------------       -----------       -----------     -----------        -----------
        Total from Investment Operations:                        0.17              1.04            0.79               0.13
---------------------------------------------------       -----------       -----------     -----------        -----------
    Less Distributions from:
        Net investment income                                   (0.19)            (0.43)          (0.52)             (0.13)
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized gain on investments                            -             (0.18)          (0.12)                 -
---------------------------------------------------       -----------       -----------     -----------        -----------
             Total distributions                                (0.19)            (0.61)          (0.64)             (0.13)
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net increase (decrease) in net asset value                  (0.02)             0.43            0.15                  -
---------------------------------------------------       -----------       -----------     -----------        -----------
    NET ASSET VALUE, END OF PERIOD                        $     10.56       $     10.58     $     10.15        $     10.00
---------------------------------------------------       -----------       -----------     -----------        -----------

RATIOS/SUPPLEMENTAL DATA

    Total Return(c)                                              1.57%**          10.51%           8.02%              1.33%**
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net Assets, end of period (000's)                     $   143,567       $   147,677     $   162,006        $   132,265
---------------------------------------------------       -----------       -----------     -----------        -----------
    Ratios to average net assets:
        Net investment income (after reimbursement
          and waiver of certain operating expenses)              3.71%*            4.95%           5.01%              4.61%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net investment income (before reimbursement
          and waiver of certain operating expenses)              3.64%*            4.90%           4.96%              4.37%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (after reimbursement
          and waiver of certain operating expenses)              0.45%*            0.45%           0.45%              0.45%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (before reimbursement
          and waiver of certain operating expenses)              0.52%*            0.50%           0.50%              0.69%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Portfolio Turnover                                        336%**            455%            480%               356%**
---------------------------------------------------       -----------       -----------     -----------        -----------

See Notes to Financial Statements.

 *  Annualized.

**  Not annualized.

 ^  Calculates to less than $0.01.

(a) Fund commenced operations on January 2, 2001.

(b) Fund commenced operations on May 1, 2000.

(c) Total return would have been lower had certain expenses not been reimbursed or waived.

(d) See Note 2.

                                                                             CIF INFLATION-INDEXED BOND FUND
                                                     ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                                ENDED
                                                     OCTOBER 31, 2003           YEARS ENDED APRIL 30,         PERIOD ENDED
                                                          (UNAUDITED)              2003            2002  APRIL 30, 2001(a)
FINANCIAL HIGHLIGHTS

    NET ASSET VALUE, BEGINNING OF PERIOD                  $     10.40       $     10.32     $     10.40        $     10.00
===================================================       ===========       ===========     ===========        ===========
    Income from Investment Operations:
        Net investment income                                    0.18              0.59            0.43(d)            0.19
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized and unrealized gain
          (loss) on investment                                   0.28              0.83            0.24(d)            0.33
---------------------------------------------------       -----------       -----------     -----------        -----------
        Total from Investment Operations:                        0.46              1.42            0.67               0.52
---------------------------------------------------       -----------       -----------     -----------        -----------
    Less Distributions from:
        Net investment income                                   (0.19)            (0.63)          (0.45)             (0.12)
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized gain on investments                            -             (0.71)          (0.30)                 -
---------------------------------------------------       -----------       -----------     -----------        -----------
             Total distributions                                (0.19)            (1.34)          (0.75)             (0.12)
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net increase (decrease) in net asset value                   0.27              0.08           (0.08)              0.40
---------------------------------------------------       -----------       -----------     -----------        -----------
    NET ASSET VALUE, END OF PERIOD                        $     10.67       $     10.40     $     10.32        $     10.40
---------------------------------------------------       -----------       -----------     -----------        -----------

RATIOS/SUPPLEMENTAL DATA

    Total Return(c)                                              4.45%**          14.22%           6.71%              5.27%**
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net Assets, end of period (000's)                     $   107,317       $   151,594     $   266,668        $   275,342
---------------------------------------------------       -----------       -----------     -----------        -----------
    Ratios to average net assets:
        Net investment income (after reimbursement
          and waiver of certain operating expenses)              3.35%*            5.23%           4.12%(d)           6.99%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net investment income (before reimbursement
          and waiver of certain operating expenses)              3.28%*            5.19%           4.11%(d)           6.77%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (after reimbursement
          and waiver of certain operating expenses)              0.25%*            0.25%           0.25%              0.25%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (before reimbursement
          and waiver of certain operating expenses)              0.32%*            0.29%           0.26%              0.47%*
---------------------------------------------------       -----------       -----------     -----------        -----------
        Portfolio Turnover                                        112%**             78%            185%               182%**
---------------------------------------------------       -----------       -----------     -----------        -----------

                                                                           CIF SHORT DURATION FUND
                                                     ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                                ENDED
                                                     OCTOBER 31, 2003           YEARS ENDED APRIL 30,         PERIOD ENDED
                                                          (UNAUDITED)              2003            2002  APRIL 30, 2001(b)
FINANCIAL HIGHLIGHTS

    NET ASSET VALUE, BEGINNING OF PERIOD                  $     10.09       $     10.09     $     10.09        $     10.00
===================================================       ===========       ===========     ===========        ===========
    Income from Investment Operations:
        Net investment income                                    0.06              0.19            0.33               0.59
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized and unrealized gain (loss) on inve             -^                -^           0.02               0.09
---------------------------------------------------       -----------       -----------     -----------        -----------
        Total from Investment Operations:                        0.06              0.19            0.35               0.68
---------------------------------------------------       -----------       -----------     -----------        -----------
    Less Distributions from:
        Net investment income                                   (0.06)            (0.19)          (0.34)             (0.58)
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net realized gain on investments                            -                 -^          (0.01)             (0.01)
---------------------------------------------------       -----------       -----------     -----------        -----------
             Total distributions                                (0.06)            (0.19)          (0.35)             (0.59)
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net increase (decrease) in net asset value                      -                 -               -               0.09
---------------------------------------------------       -----------       -----------     -----------        -----------
    NET ASSET VALUE, END OF PERIOD                        $     10.09       $     10.09     $     10.09        $     10.09
---------------------------------------------------       -----------       -----------     -----------        -----------

RATIOS/SUPPLEMENTAL DATA

    Total Return(c)                                              0.57%**           1.94%           3.52%              6.95%
---------------------------------------------------       -----------       -----------     -----------        -----------
    Net Assets, end of period (000's)                     $   113,328       $    78,687     $    72,870        $    35,911
---------------------------------------------------       -----------       -----------     -----------        -----------
    Ratios to average net assets:
        Net investment income (after reimbursement
          and waiver of certain operating expenses)              1.15%*            1.83%           3.22%              5.93%
---------------------------------------------------       -----------       -----------     -----------        -----------
        Net investment income (before reimbursement
          and waiver of certain operating expenses)              1.09%*            1.71%           3.10%              5.46%
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (after reimbursement
          and waiver of certain operating expenses)              0.25%*            0.25%           0.25%              0.25%
---------------------------------------------------       -----------       -----------     -----------        -----------
        Operating expenses (before reimbursement
          and waiver of certain operating expenses)              0.31%*            0.37%           0.37%              0.72%
---------------------------------------------------       -----------       -----------     -----------        -----------
        Portfolio Turnover                                         26%**             84%            202%               129%
---------------------------------------------------       -----------       -----------     -----------        -----------

NOTES TO FINANCIAL STATEMENTS FOR COMMONFUND INSTITUTIONAL FUNDS (UNAUDITED)

1. ORGANIZATION

Commonfund Institutional Funds (the "Company") was established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently consists of six diversified series (each a "Fund" and collectively the "Funds"), CIF Core Equity Fund, CIF Small Cap Fund, CIF International Equity Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, and CIF Short Duration Fund each of which operates as a distinct investment vehicle of the Company. Commonfund Asset Management Company, Inc. ("COMANCO") manages each of the Funds. Each Fund seeks to improve the net investment returns of its shareholders with its own investment objectives and policies. There can be no assurance that any Fund will achieve its investment objective.

  A new series of shares were issued named the CIF Small Cap Fund with an inception date of September 2, 2003.

Fund objectives:

  CIF Core Equity Fund, CIF Small Cap Fund, and CIF International Equity Fund seek to provide long-term capital appreciation.

  CIF Core Plus Bond Fund seeks to provide high current income and price appreciation.

  CIF Inflation-Indexed Bond Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.

  CIF Short Duration Fund seeks to provide current interest income with some price appreciation, each consistent with liquidity and safety of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions in the preparation of the financial statements. Actual results could differ from these estimates or assumptions.

  The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America, and are consistently followed by the Company in the preparation of its financial statements:

SECURITY VALUATION

Equity securities listed on securities exchanges are valued at last sale prices except for those securities reported through the NASDAQ system which use the NASDAQ Official Closing Price. In the absence of a last sale price or the closing price from the NASDAQ system, the current bid price is used. Unlisted securities are valued at the current bid prices obtained from reputable brokers. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments which mature in less than sixty days) are valued by an independent pricing service approved by the Board of Directors, which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Directors. Short-term investments with an original maturity of 60 days or less are valued at amortized cost which approximates market value. Purchased options are generally valued at the last sale price. If the last sale price is not available, the current bid price is used. Written options are generally valued at the last trade price. If the last trade price is not available, the ask price is used.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on the ex-dividend date. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Gains and losses realized on prepayments received on mortgage-related securities are recorded in interest income. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date. The dividends are paid quarterly for CIF Core Equity Fund, CIF Small Cap Fund and CIF International Equity Fund, and monthly for CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund and CIF Short Duration Fund. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for foreign currency transactions and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the components of capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

SWAP AGREEMENTS

Certain Funds may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Fund terminated its position in the agreement. Credit risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, if any, at the date of default. Risks also arise from potential for losses from adverse market movements; and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds entered into no such agreements during the six months ended October 31, 2003.

WHEN-ISSUED/DELAYED DELIVERY SECURITIES

The Funds may purchase or sell securities on a when-issued or delayed delivery basis. Securities traded on a when-issued basis are traded for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the purchaser prior to delivery. Purchasing or selling securities on a when-issued or delayed delivery basis involves the risk that the market price at the time of delivery may be lower or higher than the agreed upon price, in which case an unrealized loss may be incurred at the time of delivery.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

  -- investments, other assets and liabilities -- at the prevailing rates of exchange on the valuation date;

  -- investment transactions, investment income and expenses -- at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Funds are presented at the foreign exchange rates and market prices at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

  Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on each of the Fund's books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in net unrealized foreign currency gains (losses) for the period is reflected in the Statement of Operations.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

FOREIGN CURRENCY CONTRACTS

Certain Funds may enter into foreign currency contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in value is recorded by the Funds as unrealized gain or loss. The Funds record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. See Schedules of Investments for all open forward foreign currency contracts at October 31, 2003.

FUTURES

Certain Funds may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index or instrument. Futures contracts (for which cash, government securities or other high grade liquid investments is pledged as collateral with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as realized gains or losses in the Statement of Operations.

  Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments. See Schedules of Investments for all open futures contracts at October 31, 2003.

PURCHASED AND WRITTEN OPTIONS

Certain Funds may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price. The writer for an option may incur losses in excess of the amounts included in the Statement of Assets and Liabilities.

  Certain Funds may purchase call and put options on their portfolio securities or other financial instruments. The Funds may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Funds may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the prices of options relating to the securities purchased or sold by the Funds and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. See Schedules of Investments for all open option contracts at October 31, 2003.

3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Company has retained the services of COMANCO, an indirect wholly owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"), as investment manager. COMANCO exercises overall responsibility for supervision of the investment program for the Funds but has contracted out the day-to-day management of the investment operations of the Funds to sub-advisers, who are compensated by COMANCO. As compensation for the services rendered by COMANCO under the investment advisory agreement with the Company, COMANCO receives a fee from the Funds, which is computed daily and generally paid quarterly. The Funds pay COMANCO an annual fee shown as a percentage of average net assets for its services, as follows:

FUND                                              EFFECTIVE RATE
----------------------------------------------------------------
CIF Core Equity Fund                                        0.45%
----------------------------------------------------------------
CIF Small Cap Fund                                          0.90%
----------------------------------------------------------------
CIF International Equity Fund                               0.70%
----------------------------------------------------------------
CIF Core Plus Bond Fund                                     0.35%
----------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                        0.15-0.35%*
----------------------------------------------------------------
CIF Short Duration Fund                                     0.19%
----------------------------------------------------------------

* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return of the Fund is 50 basis points above the Lehman U.S. TIPS Index for the prior twelve months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

  The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), a custodian agreement and a transfer agency and service agreement, pursuant to which IBT Co. will provide general fund administration services to the Funds including, fund administration, fund accounting, custody and transfer agent services.

  The Company has entered into a distribution agreement with Commonfund Securities, Inc. ("Commonfund Securities"), an indirect wholly owned subsidiary of Commonfund and an affiliate of COMANCO, to serve as principal distributor for shares of each Fund. COMANCO has agreed to pay Commonfund Securities for services rendered to the Company and thus the Funds are not charged for these services.

  The Company will pay each Director, other than Directors that are officers of COMANCO, an annual fee of $12,000 plus reimbursement of out-of-pocket expenses.

4. PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund as of October 31, 2003. Investment activities of these shareholders could have a material effect on the Fund.

                                              SHAREHOLDERS
                                      HOLDING IN EXCESS OF
                                              10% OF FUND'S   TOTAL % OWNED        TOTAL %
                                         OUTSTANDING SHARES    BY PRINCIPAL   OWNERSHIP BY
FUND                             ("PRINCIPAL SHAREHOLDERS")    SHAREHOLDERS     COMMONFUND
------------------------------------------------------------------------------------------
CIF Core Equity Fund                                      1            43.5%          43.5%
------------------------------------------------------------------------------------------
CIF Small Cap Fund                                        1            89.5%          89.5%
------------------------------------------------------------------------------------------
CIF International Equity Fund                             2            70.1%          55.0%
------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund                                   3            53.0%           0.0%
------------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                           2            51.1%           0.0%
------------------------------------------------------------------------------------------
CIF Short Duration Fund                                   1            12.1%          14.7%
------------------------------------------------------------------------------------------

5. EXPENSE LIMITATIONS AND UNDERTAKINGS

COMANCO has contractually agreed that it will waive its fee or reimburse the Funds for expenses so long as it serves as investment manager of a Fund to the extent necessary to maintain each individual Fund's total operating expenses from exceeding a certain percentage of average daily net assets per year stated in the following table. This agreement may be amended only with the approval of the Board of Directors of the Company.

                                            MAXIMUM OPERATING
                                           EXPENSES AS A % OF
FUND                                 AVERAGE DAILY NET ASSETS
-------------------------------------------------------------
CIF Core Equity Fund                                     0.55%
-------------------------------------------------------------
CIF Small Cap Fund                                       1.00%
-------------------------------------------------------------
CIF International Equity Fund                            0.80%*
-------------------------------------------------------------
CIF Core Plus Bond Fund                                  0.45%
-------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                          0.25%**
-------------------------------------------------------------
CIF Short Duration Fund                                  0.25%
-------------------------------------------------------------

 * Effective November 1, 2003, the expense cap for the Fund will increase from 0.80% to 0.95%.

** COMANCO has contractually agreed to waive fees and to reimburse expenses, so long as it serves as Investment Manager to the Fund, in order to keep Other Expenses from exceeding 10 basis points of average daily net assets. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors. The Investment advisory fees paid for the six months ended October 31, 2003 were equal to 0.15% of average net assets, but can vary from 0.15%-0.35% as more fully described in Note 3.

6. FEDERAL TAXES

Each Fund intends to continue to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to Federal income taxes to the extent that it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, a Fund will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

  At October 31, 2003, the cost of securities for Federal income tax purposes and the unrealized appreciation (depreciation) of investments for Federal income tax purposes for each Fund were as follows:

                                 FEDERAL          GROSS            GROSS    NET UNREALIZED
                                  INCOME     UNREALIZED       UNREALIZED     APPRECIATION/
FUND                            TAX COST   APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
------------------------------------------------------------------------------------------
CIF Core Equity Fund       $ 180,637,914   $ 20,038,510   $   (3,347,759)  $    16,690,751
------------------------------------------------------------------------------------------
CIF International
 Equity Fund                 137,908,182     13,400,727       (1,726,114)       11,674,613
------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund      148,265,505      4,226,212       (1,591,968)        2,634,244
------------------------------------------------------------------------------------------
CIF Inflation-Indexed
 Bond Fund                    94,666,174      3,831,228           (7,587)        3,823,641
------------------------------------------------------------------------------------------
CIF Short Duration Fund      111,564,930         96,937         (109,707)          (12,770)
------------------------------------------------------------------------------------------
CIF Small Cap Fund           150,597,603     11,252,678       (4,523,657)        6,729,021
------------------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended October 31, 2003 were as follows:

LONG-TERM PURCHASES

FUND                              U.S. GOVERNMENT   NON-U.S. GOVERNMENT            TOTAL
----------------------------------------------------------------------------------------
CIF Core Equity Fund              $             -   $       142,401,950   $  142,401,950
----------------------------------------------------------------------------------------
CIF Small Cap Fund                              -           194,799,210      194,799,210
----------------------------------------------------------------------------------------
CIF International Equity Fund                   -           129,741,866      129,741,866
----------------------------------------------------------------------------------------
CIF Core Plus Bond Fund               469,254,618            31,224,159      500,478,777
----------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund       102,340,990                     -      102,340,990
----------------------------------------------------------------------------------------
CIF Short Duration Fund                 8,686,642            31,034,246       39,720,888
----------------------------------------------------------------------------------------

LONG-TERM SALES

FUND                              U.S. GOVERNMENT   NON-U.S. GOVERNMENT            TOTAL
----------------------------------------------------------------------------------------
CIF Core Equity Fund              $             -   $       123,864,432   $  123,864,432
----------------------------------------------------------------------------------------
CIF Small Cap Fund                              -            46,298,000       46,298,000
----------------------------------------------------------------------------------------
CIF International Equity Fund                   -           125,902,714      125,902,714
----------------------------------------------------------------------------------------
CIF Core Plus Bond Fund               458,964,411            34,016,892      492,981,303
----------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund       156,257,448                     -      156,257,448
----------------------------------------------------------------------------------------
CIF Short Duration Fund                 2,577,078            15,792,975       18,370,053
----------------------------------------------------------------------------------------

8. WRITTEN OPTIONS

The following table summarizes the written option transactions for CIF Core Plus Bond Fund and CIF Inflation-Indexed Bond Fund for the six months ended October 31, 2003:

  CIF Core Plus Bond Fund

                                            PUTS                  CALLS
-------------------------------------------------------------------------------
                                   CONTRACTS    PREMIUMS   CONTRACTS   PREMIUMS
-------------------------------------------------------------------------------
Outstanding, beginning of period          52   $  54,052          33  $  25,851
-------------------------------------------------------------------------------
Options written                          572     164,324         199    185,302
-------------------------------------------------------------------------------
Options exercised                         10       9,013          17     16,431
-------------------------------------------------------------------------------
Options expired                           12       8,190          38     34,872
-------------------------------------------------------------------------------
Options sold                              78      84,984          76     61,324
-------------------------------------------------------------------------------
Outstanding, end of period               524   $ 116,189         101  $  98,526
-------------------------------------------------------------------------------

  CIF Inflation-Indexed Bond Fund

                                            PUTS                  CALLS
-------------------------------------------------------------------------------
                                   CONTRACTS    PREMIUMS   CONTRACTS   PREMIUMS
-------------------------------------------------------------------------------
Outstanding, beginning of period           0   $       0         192  $ 132,166
-------------------------------------------------------------------------------
Options written                          383     222,489         330    224,195
-------------------------------------------------------------------------------
Options exercised                          0           0         222    148,578
-------------------------------------------------------------------------------
Options expired                            0           0           8      4,585
-------------------------------------------------------------------------------
Options sold                             305     162,429         253    182,674
-------------------------------------------------------------------------------
Outstanding, end of period                78   $  60,060          39  $  20,524
-------------------------------------------------------------------------------

9. FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

Certain Funds invests in various fixed and adjustable rate mortgage-related securities. Yields on mortgage-related securities are affected by prevailing interest rates, prepayment rates and other factors, which are influenced by a variety of economic, geographic, social and other factors. The Fund may invest a significant portion of its portfolio in various financial service issuers and in asset-backed securities collateralized by auto loans, credit card receivables or mortgages.

10. CONTINGENCIES AND COMMITMENTS

In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENTS

At its meeting held on November 12, 2003, the Board of Directors of the Company unanimously approved a motion authorizing the filing with the S.E.C. of an amendment to the Company's Registration Statement to add a new series of shares, the CIF All Cap Equity Fund. The amendment was filed on November 14, 2003, and is scheduled to be effective on January 30, 2004.

Effective November 21, 2003, David M. Lascell resigned as a Director of the Company.

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Company's directors and officers, their address and age, their position with the Company, the length of time holding that position with the Company, their principal occupation(s) during the past five years, the number of portfolios in the fund complex they oversee, and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Company's Statement of Additional Information includes additional information about the Company's directors and is available, without charge, upon request by calling 1-888-TCF-MAIN or by writing The Commonfund, 15 Old Danbury Road, Wilton, CT 06897-0812.

                                        NUMBER OF
                                    PORTFOLIOS IN
                                     FUND COMPLEX       POSITION(S) WITH
                                         OVERSEEN        COMPANY AND TERM    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS AND AGE                 BY DIRECTOR               OF OFFICE    OTHER DIRECTORSHIPS HELD
--------------------------------    -------------    --------------------    -------------------------------------------------------
INDEPENDENT DIRECTORS

John B. Carroll                                 6    Director since 1999.    Retired since 2001. President of GTE (Verizon)
J2025 Main Street                                                            Investment Management Corporation (communications)
Ridgefield, CT 06877                                                         (1997-2000); Vice President of Investment Management
Age: 67                                                                      for GTE (Verizon) Corporation (communications)
                                                                             (1984-1997).

                                                                             Trustee of iShares Trust and Director of iShares, Inc.
                                                                             since 1996; and Director of the J.P. Morgan Private
                                                                             Equity Funds since 1998. Formerly, Trustee and Member
                                                                             of the Executive Committee of Commonfund (1991-1997).

Louis W. Moelchert, Jr.                         6    Director since 1999.    President & Owner of Private Advisor, LLC (investments)
3712 Berrington Bridge Place                                                 since 1996; President of Spider Management Co.
Richmond, VA 23223                                                           (investments) since 2000; and employed by the
Age: 61                                                                      University of Richmond as Vice President for Business
                                                                             and Finance from 1975 through 1997, and as Vice
                                                                             President for Investments since 1997.

                                                                             Member of the Board of Trustees of Commonfund as Vice
                                                                             Chairman from 1991 through 1993 and as Chairman from
                                                                             1994 through 1998.

Jerald L. Stevens                               6    Director since 1999.    Consultant in the areas of investment and financial
1246 Old Stage Road                                                          management to a range of clients including American
Chester, VT 05143                                                            Express, Rockefeller & Company, James Wolfenson & Co.,
Age: 62                                                                      Indiana University and Xerox Financial Services.

                                                                             Formerly, Trustee of the Hospital Fund, Inc.
                                                                             (1991-1999), and Chairman (1995-1999).
INTERESTED DIRECTORS(1)

Robert L. Bovinette                             6            Director and    President Emeritus of Commonfund since 2003; President
14 Via Entrada                                            Chairman of the    and Chief Executive Officer of Commonfund (1996-2003);
Sandia Park, NM 87047                                   Board since 1999.    Trustee of Commonfund, (1996-2003) (ex officio) and
Age: 63                                                                      1982 to 1994 (Chair, 1986 to 1990). Chairman of the
                                                                             Board of Directors of the Investment Manager
                                                                             (1999-2003); Chairman of the Board of Commonfund Realty
                                                                             Inc. (1998-2003), and Director of Commonfund Capital,
                                                                             Inc. since 1998 (Chair of the Board, 2001-2003, and
                                                                             Chair of the Executive Committee of the Board from 1998
                                                                             through 2001).

David M. Lascell, Esq.                          6    Director since 2000.    Vice Chair and Vice President/General Counsel of
330 Allens Creek Road                                                        Cinnabar Solutions, Inc. (manufacturing) since 2002;
Rochester, NY 14618                                                          Vice Chair of AWH Corporation since 1991; Partner in
Age: 62                                                                      the law firm of Harter, Secrest & Emery, LLP since
                                                                             2000; Part Owner, Director, Vice President and General
                                                                             Counsel of AWH Corporation; and Trustee and Treasurer
                                                                             of Grove City College. Partner in the law firm of
                                                                             Hallenbeck, Lascell et. al. (1991-2000).

                                                                             Trustee of Commonfund since 1990 and currently the
                                                                             Chair of Commonfund; and Honorary Trustee of Wells
                                                                             College.

PRINCIPAL OFFICERS

Verne Sedlacek                                  6         President since    President and Chief Executive Officer of Commonfund
Commonfund Institutional Funds                              July 1, 2003.    since July 1, 2003, and Executive Vice President and
15 Old Danbury Road                                                          Chief Operating Officer (2002-2003). Trustee of
P.O. Box 812                                                                 Commonfund Capital (1999-2001). President and Chief
Wilton, CT 06897-0812                                                        Operating Officer of John W. Henry Company (1998-2001).
Age: 48

John W. Auchincloss                             6     Secretary and Chief    General Counsel and Secretary of Commonfund since 2000,
Commonfund Institutional Funds                        Legal Officer since    and Assistant/Associate General Counsel (1996-2000).
15 Old Danbury Road                                                 1999.
P.O. Box 812
Wilton, CT 06897-0812
Age: 45

                                        NUMBER OF
                                    PORTFOLIOS IN
                                     FUND COMPLEX       POSITION(S) WITH
                                         OVERSEEN        COMPANY AND TERM    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS AND AGE                 BY DIRECTOR               OF OFFICE    OTHER DIRECTORSHIPS HELD
--------------------------------    -------------    --------------------    -------------------------------------------------------
James P. Feeney                                 6    Vice President since    Director of Compliance of Commonfund since 1999.
Commonfund Institutional Funds                                      2002.    Compliance Manager at Prudential Insurance Company of
15 Old Danbury Road                                                          America (1997-1999).
P.O. Box 812
Wilton, CT 06897-0812
Age: 39

Jill Grossberg                                  6     Assistant Secretary    Director and Counsel of Mutual Fund Administration at
Investors Bank & Trust Company                                since 2000.    Investors Bank & Trust Co. since 2000. Associate
200 Clarendon Street                                                         Counsel at Putnam Investments, Inc. (investments)
P.O. Box 9130                                                                (1995-2000).
Boston, MA 02116
Age: 57

Peter Kirby                                     6         Treasurer since    Managing Director, Operations of Commonfund since 2002.
Commonfund Institutional Funds                              July 1, 2003.    Senior Managing Director, Chief Administrative Officer
15 Old Danbury Road                                                          of Whitehall Asset Management (2001-2002). Principal
P.O. Box 812                                                                 for Morgan Stanley Asset Management, Chief Operating
Wilton, CT 06897-0812                                                        Officer of Graystone Wealth Management Services
Age: 46                                                                      (1998-2000).

Victoria McFarlane                              6     Assistant Treasurer    Director of Fund Administration at Investors Bank &
Investors Bank & Trust Company                        since July 1, 2003.    Trust Co. since 2002. Assistant Vice President at MFS
200 Clarendon Street                                                         Investment Management (1998-2002).
P.O. Box 9130
Boston, MA 02116
Age: 36

Susan C. Mosher                                 6     Assistant Secretary    Senior Director and Senior Counsel of Mutual Fund
Investors Bank & Trust Company                                since 1999.    Administration at Investors Bank & Trust Co. since
200 Clarendon Street                                                         1995.
P.O. Box 9130
Boston, MA 02116
Age: 48

(1) Messrs. Bovinette and Lascell are "interested persons" of the Company (as such term is defined in the 1940 Act) by virtue of their employment with Commonfund. The Investment Manager is an indirect, wholly owned subsidiary of Commonfund.

INVESTMENT MANAGERS


COMMONFUND INSTITUTIONAL FUNDS

CIF CORE EQUITY FUND

Artisan Partners, L.P., Milwaukee, WI
John A. Levin & Co., Inc., New York, NY
Marsico Capital Management LLC, Denver, CO
Martingale Asset Management, L.P., Boston, MA

CIF SMALL CAP FUND

Artisan Partners, L.P., Milwaukee, WI
Chartwell Investment Partners, L.P., Berwyn, PA
Martingale Asset Management, L.P., Boston, MA
TCW Asset Management Company, Los Angeles, CA

CIF INTERNATIONAL EQUITY FUND

Capital Guardian Trust Company, Los Angeles, CA
Causeway Capital Management, LLC, Los Angeles, CA
Mastholm Asset Management, LLC, Atlanta, GA
Philadelphia International Advisors, Philadelphia, PA
TT International Investment Management, London, England
William Blair & Company, LLC, Chicago, IL

CIF CORE PLUS BOND FUND

BlackRock Advisors, Inc., New York, NY
Western Asset Management Company, Pasadena, CA
Western Asset Management Company Limited, London, England

CIF INFLATION-INDEX BOND FUND

Western Asset Management Company, Pasadena, CA

CIF SHORT DURATION FUND

Wellington Management Company, LLP, Boston, MA
Western Asset Management Company, Pasadena, CA

CUSTODIAN

INVESTORS BANK & TRUST COMPANY, BOSTON, MA

[COMMONFUND INVESTED IN YOUR SUCCESS. LOGO]

Commonfund
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812

Tel 888-TCF-MAIN
Tel 203-563-5000
www.commonfund.org

ITEM 2.  CODE OF ETHICS.

   Not applicable to this filing.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

   Not applicable to this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   Not applicable to this filing.

ITEM 5.  AUDIT COMMITTEES OF LISTED REGISTRANTS.

   Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) The Registrant's Chief Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

     (a)(1) Code of Ethics described in Item 2: Not applicable to this filing.

     (a)(2) Certifications of the Chief Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached as Exhibit 99CERT.302).

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Commonfund Institutional Funds


    By: /S/ Verne Sedlacek
  -------------------------------------------------------
    Verne Sedlacek, President and Chief Executive Officer
    Date:    December 23, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     By: /S/ Verne Sedlacek
  ---------------------------------------------------------------
    Verne Sedlacek, President and Chief Executive Officer
     Date:    December 23, 2003


     By: /S/ Peter Kirby
  ---------------------------------------------------------------
     Peter Kirby, Treasurer
     Date:    December 23, 2003